UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/10

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

MML Money Market Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 100.7%
Commercial Paper – 82.1%
Abbey National North America LLC 0.220% 6/11/10	$4,200,000	$4,198,178
Abbot Laboratories (a) 0.170% 5/20/10	1,350,000	1,349,688
Abbot Laboratories (a) 0.180% 5/21/10	800,000	799,800
Abbot Laboratories (a) 0.130% 4/27/10	750,000	749,930
American Honda Finance Corp. 0.180% 4/27/10	4,200,000	4,199,454
Amsterdam Funding Corp. (a) 0.200% 4/20/10	4,250,000	4,249,551
Basin Electric Power Cooperative (a) 0.180% 4/05/10	400,000	399,992
Basin Electric Power Cooperative (a) 0.200% 4/15/10	1,425,000	1,424,889
Basin Electric Power Cooperative (a) 0.200% 5/13/10	2,375,000	2,374,446
Bryant Park Funding LLC (a) 0.170% 4/12/10	3,965,000	3,964,794
Campbell Soup Co. (a) 0.510% 4/29/10	2,675,000	2,673,939
Campbell Soup Co. (a) 0.500% 4/28/10	2,000,000	1,999,250
The Coca-Cola Co. (a) 0.130% 5/04/10	3,700,000	3,699,559
The Coca-Cola Co. (a) 0.160% 5/11/10	575,000	574,898
Commonwealth Bank of Australia FRN (a) 0.352% 6/04/10	5,000,000	5,000,000
Conocophillips Qatar, Ltd. (a) 0.170% 5/06/10	4,200,000	4,199,306
Covidien International Finance (a) 0.230% 4/30/10	4,200,000	4,199,222
E. ON AG (a) 0.260% 4/06/10	1,000,000	999,964
E. ON AG 0.270% 4/06/10	3,050,000	3,049,886
Ecolab, Inc. (a) 0.160% 4/01/10	4,275,000	4,275,000
Emerson Electric Co. (a) 0.155% 4/28/10	400,000	399,953
Export-Import Bank of the United States 0.470% 6/03/10	4,250,000	4,246,504
General Electric Capital Corp. 0.190% 5/25/10	4,200,000	4,198,803
Govco LLC (a) 0.210% 4/16/10	4,250,000	4,249,628
Hewlett Packard Co. (a) 0.160% 4/26/10	675,000	674,925
Hewlett Packard Co. (a) 0.150% 4/29/10	1,000,000	999,883
Johnson & Johnson (a) 0.150% 5/03/10	1,775,000	1,774,763
Johnson & Johnson (a) 0.180% 5/03/10	1,500,000	1,499,760
JP Morgan Chase & Co. 0.160% 4/14/10	550,000	549,968
JP Morgan Chase & Co. 0.240% 5/17/10	3,175,000	3,174,026
JP Morgan Chase & Co. 0.200% 5/19/10	500,000	499,867
Kitty Hawk Funding Corp. (a) 0.200% 5/24/10	4,250,000	4,248,749
Merck & Co., Inc. (a) 0.120% 4/16/10	4,250,000	4,249,787
Microsoft Corp. (a) 0.120% 5/10/10	2,000,000	1,999,740
National Rural Utilities Cooperative Finance Corp. 0.210% 4/13/10	4,200,000	4,199,706
Nestle Capital Corp. (a) 0.300% 9/28/10	1,800,000	1,797,300
Nokia Corp. (a) 0.130% 4/09/10	4,200,000	4,199,879
Oracle Corp. (a) 0.125% 4/14/10	4,300,000	4,299,806
Praxair, Inc. 0.342% 5/26/10	2,000,000	2,000,000
Procter & Gamble International Funding (a) 0.160% 4/29/10	700,000	699,913
Rabobank USA Financial Corp. 0.230% 7/06/10	4,200,000	4,197,424
Roche Holding, Inc. (a) 0.160% 4/21/10	1,020,000	1,019,909
Royal Bank of Scotland PLC (a) 0.200% 4/08/10	4,300,000	4,299,833
Sheffield Receivables Corp. (a) 0.190% 4/05/10	2,950,000	2,949,938
Sigma Aldrich Corp. (a) 0.200% 4/08/10	2,200,000	2,199,914
Sigma Aldrich Corp. (a) 0.200% 4/09/10	2,000,000	1,999,911
The Southern Co. (a) 0.140% 4/22/10	4,200,000	4,199,657
Toyota Motor Credit Corp. FRN 0.351% 7/19/10	5,000,000	5,000,000
Wells Fargo & Co. FRN 0.471% 8/20/10	4,000,000	4,002,159
Wisconsin Gas Co. 0.230% 4/07/10	3,600,000	3,599,862
		137,813,313
Discount Notes – 15.6%
Federal Farm Credit 0.130% 5/13/10	2,500,000	2,499,621
Federal Farm Credit 0.180% 7/13/10	3,525,000	3,523,185
Federal Home Loan Bank 0.200% 8/20/10	250,000	249,804
Federal Home Loan Bank 0.300% 11/05/10	225,000	224,591
Federal Home Loan Bank 0.290% 11/10/10	300,000	299,461
Federal Home Loan Bank 0.100% 4/23/10	325,000	324,980
Federal Home Loan Bank 0.110% 5/26/10	200,000	199,966
Federal Home Loan Bank 0.120% 6/01/10	175,000	174,964

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank 0.330% 7/15/10	$200,000	$199,808
Federal Home Loan Bank 0.360% 7/15/10	1,000,000	998,950
Federal Home Loan Bank 0.370% 9/29/10	500,000	499,070
Federal Home Loan Bank FRN 0.099% 7/09/10	2,500,000	2,500,178
Federal Home Loan Bank 0.400% 6/11/10	100,000	99,921
Federal Home Loan Bank 0.180% 6/04/10	1,000,000	999,680
Federal Home Loan Mortgage Corp. 0.350% 1/10/11	212,000	211,415
Federal Home Loan Mortgage Corp. 0.250% 8/09/10	200,000	199,819
Federal Home Loan Mortgage Corp. 0.270% 10/26/10	1,500,000	1,497,660
Federal Home Loan Mortgage Corp. 0.280% 5/05/10	3,100,000	3,099,180
Federal Home Loan Mortgage Corp. 0.330% 5/12/10	500,000	499,812
Federal Home Loan Mortgage Corp. 0.260% 7/26/10	125,000	124,895
Federal Home Loan Mortgage Corp. 0.310% 11/18/10	365,000	364,274
Federal Home Loan Mortgage Corp. 0.450% 5/12/10	100,000	99,949
Federal Home Loan Mortgage Corp. 0.150% 5/18/10	355,000	354,931
Federal Home Loan Mortgage Corp. 0.150% 5/19/10	225,000	224,955
Federal National Mortgage Association 0.180% 8/23/10	1,050,000	1,049,244
Federal National Mortgage Association 0.310% 12/01/10	700,000	698,529
Federal National Mortgage Association 0.140% 5/26/10	1,250,000	1,249,733
Federal National Mortgage Association 0.210% 7/12/10	825,000	824,509
Federal National Mortgage Association 0.250% 6/14/10	1,005,000	1,004,484
Federal National Mortgage Association 0.260% 7/26/10	200,000	199,832
Federal National Mortgage Association 0.210% 6/23/10	1,700,000	1,699,177
		26,196,577
U.S. Treasury Bills – 3.0%
United States Cash Management Bill 0.436% 6/10/10	3,000,000	2,997,457
United States Cash Management Bill 0.320% 6/17/10	2,000,000	1,998,612
		4,996,069
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	13,039	13,039
TOTAL SHORT-TERM INVESTMENTS (Cost $169,018,998)		169,018,998
TOTAL INVESTMENTS – 100.7% (Cost $169,018,998) (b)		169,018,998
Other Assets/ (Liabilities) – (0.7)%		(1,256,882)
NET ASSETS – 100.0%		$167,762,116

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $90,697,476 or 54.06% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 124.8%
CORPORATE DEBT – 16.3%
Banks – 1.8%
Citibank NA FRN 0.438% 3/30/11	$1,750,000	$1,753,097
PNC Funding Corp. FRN 0.450% 4/01/12	1,500,000	1,505,948
State Street Bank and Trust Co. FRN 0.457% 9/15/11	1,750,000	1,755,162
Union Bank NA FRN 0.457% 3/16/12	1,750,000	1,756,804
Wells Fargo & Co. FRN 0.477% 6/15/12	1,500,000	1,507,560
		8,278,571
Beverages – 0.8%
Diageo Finance BV 3.875% 4/01/11	1,250,000	1,284,684
PepsiAmericas, Inc. 5.625% 5/31/11	1,000,000	1,051,201
SABMiller PLC (a) 6.200% 7/01/11	1,200,000	1,265,215
		3,601,100
Chemicals – 0.7%
The Dow Chemical Co. FRN 2.498% 8/08/11	2,000,000	2,034,862
Praxair, Inc. FRN 0.341% 5/26/10	1,320,000	1,319,869
		3,354,731
Computers – 0.5%
Hewlett-Packard Co. FRN 1.301% 5/27/11	2,000,000	2,023,758
Cosmetics & Personal Care – 0.4%
Procter & Gamble International Funding SCA FRN 0.258% 5/07/10	2,000,000	1,999,970
Diversified Financial – 5.8%
American Honda Finance Corp. (a) 2.751% 6/02/11	2,000,000	2,040,382
BlackRock, Inc. 2.250% 12/10/12	700,000	705,869
General Electric Capital Corp. FRN 1.183% 12/09/11	2,500,000	2,540,215
General Electric Capital Corp. 3.500% 8/13/12	1,000,000	1,033,385
The Goldman Sachs Group, Inc. FRN 0.587% 6/28/10	1,350,000	1,350,868
The Goldman Sachs Group, Inc. 1.625% 7/15/11	2,125,000	2,148,942
JP Morgan Chase & Co. FRN 0.331% 2/23/11	1,225,000	1,227,114
JP Morgan Chase & Co. FRN 0.421% 1/17/11	1,350,000	1,351,894
JP Morgan Chase & Co. FRN 0.487% 6/15/12	1,850,000	1,859,339
JP Morgan Chase & Co. 2.625% 12/01/10	1,750,000	1,775,308
Morgan Stanley FRN 0.457% 3/13/12	1,750,000	1,756,794
Morgan Stanley FRN 0.530% 2/10/12	2,500,000	2,514,685
Morgan Stanley FRN 4.720% 5/01/14	1,525,000	1,493,006
Morgan Stanley FRN 4.721% 3/01/16	1,200,000	1,194,084
Morgan Stanley Series C FRN 5.071% 11/01/13	2,156,000	2,135,281
National Rural Utilities Cooperative Finance Corp. 2.625% 9/16/12	500,000	510,132
Toyota Motor Credit Corp. FRN 0.351% 7/19/10	1,025,000	1,025,236
		26,662,534
Electric – 0.2%
Virginia Electric and Power Co., Series B 4.500% 12/15/10	1,000,000	1,025,981
Environmental Controls – 0.2%
Republic Services, Inc. 6.750% 8/15/11	930,000	990,510
Foods – 0.6%
General Mills, Inc. 6.000% 2/15/12	1,500,000	1,632,054
Kraft Foods, Inc. 5.625% 11/01/11	1,000,000	1,062,100
		2,694,154
Health Care — Products – 0.2%
Baxter FinCo BV 4.750% 10/15/10	1,000,000	1,023,261
Insurance – 1.8%
Berkshire Hathaway, Inc. FRN 0.680% 2/11/13	2,900,000	2,910,530
Metropolitan Life Global Funding I (a) 2.875% 9/17/12	500,000	508,249
Pacific Life Global Funding VRN (a) 4.900% 2/06/16	5,000,000	4,730,900
		8,149,679
Multi-National – 0.5%
International Bank for Reconstruction & Development FRN 3.810% 12/10/13	2,105,000	2,096,959
Office Equipment/Supplies – 0.2%
Xerox Corp. 6.875% 8/15/11	900,000	955,669
Oil & Gas – 0.3%
Shell International Finance BV 1.300% 9/22/11	1,250,000	1,256,259
Pharmaceuticals – 1.0%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,019,028
Pfizer, Inc. FRN 2.207% 3/15/11	1,100,000	1,120,654
Wyeth VRN 6.950% 3/15/11	1,216,000	1,289,738
		4,429,420
Pipelines – 0.3%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	460,000	492,836

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co. 7.000% 8/15/11	$850,000	$907,546
		1,400,382
Telecommunications – 1.0%
AT&T Corp. 7.300% 11/15/11	1,250,000	1,366,352
Cellco Partnership/Verizon Wireless Capital LLC FRN 2.851% 5/20/11	2,000,000	2,058,262
Telefonica Emisiones SAU FRN 0.580% 2/04/13	1,275,000	1,247,283
		4,671,897
TOTAL CORPORATE DEBT (Cost $74,071,916)		74,614,835
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.5%
Automobile ABS – 2.5%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	1,125,000	1,124,983
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	1,150,000	1,151,977
Bank of America Auto Trust, Series 2009-2A, Class A2 (a) 1.160% 2/15/12	875,000	877,244
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	860,569	863,472
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	841,239	843,829
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	1,075,000	1,075,947
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A3 5.100% 5/15/12	584,559	587,088
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	1,300,000	1,304,318
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.280% 3/15/11	18,553	18,552
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	770,835	773,221
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	1,250,000	1,251,016
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	330,918	334,469
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	296,672	302,337
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	321,050	327,956
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	863,066	868,398
		11,704,807
Credit Card ABS – 0.8%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.270% 10/15/12	1,650,000	1,649,167
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 0.980% 6/15/12	800,000	800,899
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.030% 6/15/12	1,150,000	1,151,405
		3,601,471
Student Loans ABS – 7.0%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	526,806	526,609
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.298% 3/28/17	1,037,226	1,030,133
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.422% 5/25/27	1,015,212	997,570
SLC Student Loan Trust, Series 2006-1, Class A2 FRN 0.257% 6/15/15	1,518,140	1,516,742
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.228% 4/25/14	187,868	187,837
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 0.238% 10/27/14	250,035	249,889
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.238% 10/25/18	238,079	237,497
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.248% 1/25/16	663,570	662,743
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.248% 10/25/16	158,214	158,031
SLM Student Loan Trust, Series 2006-9, Class A2 FRN 0.248% 4/25/17	73,239	73,156
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.268% 7/25/18	16,315	16,289
SLM Student Loan Trust, Series 2005-10, Class A3 FRN 0.298% 10/25/16	1,631,809	1,630,477
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.328% 4/25/17	320,265	319,527

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.328% 4/27/20	$156,318	$154,880
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.338% 4/25/22	487,731	486,272
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.338% 4/25/22	82,476	82,161
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.338% 7/25/22	1,400,843	1,394,546
SLM Student Loan Trust, Series 2007-7, Class A1 FRN 0.388% 10/25/12	57,650	57,633
SLM Student Loan Trust, Series 2004-7, Class A4 FRN 0.398% 1/25/17	178,688	178,607
SLM Student Loan Trust, Series 2007-6, Class A1 FRN 0.418% 4/27/15	1,022,002	1,021,652
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.437% 3/15/19	1,390,480	1,386,562
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.448% 1/25/16	315,000	313,999
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.457% 12/17/18	125,243	124,899
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.457% 3/15/19	1,126,813	1,125,733
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 0.467% 12/17/18	334,420	334,221
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.477% 12/15/17	477,544	476,594
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.498% 7/25/13	825,753	825,825
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.498% 1/25/19	200,000	198,608
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.548% 1/25/15	728,824	729,104
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.648% 10/27/14	1,786,523	1,788,825
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (a) 0.648% 7/27/20	2,077,333	2,072,999
SLM Student Loan Trust, Series 2008-3, Class A1 FRN 0.748% 1/25/14	2,436,625	2,443,744
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.748% 10/25/17	490,000	491,373
SLM Student Loan Trust, Series 2008-6, Class A2 FRN 0.798% 10/25/17	900,000	904,475
SLM Student Loan Trust, Series 2008-4, Class A1 FRN 0.928% 7/25/13	934,531	938,627
SLM Student Loan Trust, Series 2008-5, Class A1 FRN 1.048% 10/25/13	9,990	10,006
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.100% 12/15/16	4,525,000	4,521,929
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.298% 7/25/16	175,000	178,723
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.748% 4/25/23	362,650	375,397
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.368% 7/28/26	41,558	40,925
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.438% 10/28/28	640,450	640,253
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.488% 4/30/29	1,104,261	1,100,045
		32,005,117
WL Collateral CMO – 0.2%
Morgan Stanley Reremic Trust 3.000% 7/17/56	883,915	877,285
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,927,115)		48,188,680
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 0.4%
FHLMC Collateral – 0.4%
Federal Home Loan Mortgage Corp. Pool #1Q0239 3.697% 3/01/37	1,872,826	1,939,689
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,908,527)		1,939,689
U.S. TREASURY OBLIGATIONS – 97.6%
U.S. Treasury Bonds & Notes – 97.6%
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	8,738,637	8,905,544
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	22,671,387	23,430,595
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	14,171,999	14,181,466
U.S. Treasury Inflation Index 1.375% 1/15/20	8,781,916	8,606,717

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	$20,140,748	$21,042,761
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	11,567,639	11,832,104
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	12,410,520	11,748,250
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	18,756,753	19,847,693
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	18,340,199	19,405,879
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	10,609,002	10,924,856
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	9,641,512	10,096,832
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	16,468,886	17,483,575
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	20,982,845	22,322,729
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	15,495,688	16,439,831
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	14,398,600	14,322,558
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	11,252,023	11,850,538
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	7,563,259	7,494,906
U.S. Treasury Inflation Index (b) 2.375% 4/15/11	13,448,266	13,882,225
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	15,213,079	16,427,005
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	24,028,834	25,156,451
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	12,494,923	13,018,878
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	14,896,522	16,274,450
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	13,457,015	14,222,888
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	11,154,311	12,260,052
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	21,244,503	22,885,375
U.S. Treasury Inflation Index (b) 3.375% 1/15/12	9,566,290	10,239,697
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	5,083,966	6,166,183
U.S. Treasury Inflation Index (b) 3.500% 1/15/11	1,898,427	1,965,453
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	17,622,175	21,478,972
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	17,970,385	22,802,396
		446,716,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $435,787,035)		446,716,859
TOTAL BONDS & NOTES (Cost $559,694,593)		571,460,063
TOTAL LONG-TERM INVESTMENTS (Cost $559,694,593)		571,460,063
SHORT-TERM INVESTMENTS – 56.9%
Commercial Paper – 56.9%
AGL Capital Corp. (a) 0.300% 4/23/10	3,035,000	3,034,444
Altria Group, Inc. 0.340% 5/20/10	6,700,000	6,696,899
Autozone, Inc. (a) 0.270% 4/07/10	1,675,000	1,674,925
Autozone, Inc. (a) 0.280% 4/06/10	4,755,000	4,754,815
Avery Dennison Corp. (a) 0.320% 4/08/10	6,700,000	6,699,583
Barclays U.S. Funding LLC 0.260% 6/28/10	10,900,000	10,893,072
Bemis Co., Inc. (a) 0.230% 4/26/10	11,200,000	11,198,211
BMW U.S. Capital LLC (a) 0.330% 4/09/10	6,700,000	6,699,509
Citigroup Funding, Inc. 0.220% 5/05/10	4,500,000	4,499,065
Citigroup Funding, Inc. 0.230% 5/03/10	6,800,000	6,798,610
CVS Caremark Corp. (a) 0.270% 4/13/10	6,700,000	6,699,397
Duke Energy Corp. (a) 0.270% 5/04/10	700,000	699,827
Duke Energy Corp. (a) 0.280% 5/13/10	6,000,000	5,998,040
Eaton Corp. (a) 0.350% 5/10/10	6,700,000	6,697,460
Elsevier Financial SA (a) 0.330% 4/01/10	3,600,000	3,600,000
Elsevier Financial SA (a) 0.340% 4/21/10	1,600,000	1,599,698
Equifax, Inc. (a) 0.250% 4/06/10	6,420,000	6,419,777
Erac USA Finance Co. (a) 0.360% 4/12/10	3,690,000	3,689,594
Export-Import Bank of the United States 0.440% 4/20/10	5,200,000	5,198,792
Export-Import Bank of the United States 0.470% 6/03/10	6,000,000	5,995,065
FPL Group Capital, Inc. (a) 0.360% 4/16/10	7,900,000	7,898,815
FPL Group Capital, Inc. (a) 0.410% 5/03/10	3,300,000	3,298,797
H.J. Heinz Finance Co. (a) 0.250% 4/21/10	3,697,000	3,696,487
Henkel Corp. (a) 0.310% 5/07/10	10,000,000	9,996,900
Henkel Corp. (a) 0.350% 4/07/10	1,100,000	1,099,936
ING U.S. Funding LLC 0.220% 5/24/10	4,400,000	4,398,575
Lincoln National Corp. (a) 0.270% 5/13/10	750,000	749,764

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. (a) 0.290% 4/14/10	$2,600,000	$2,599,728
Lincoln National Corp. (a) 0.300% 4/05/10	3,330,000	3,329,889
Omnicom Cap, Inc. (a) 0.370% 5/14/10	6,700,000	6,697,039
Pearson Holdings, Inc. 0.280% 4/16/10	6,700,000	6,699,218
Reed Elsevier, Inc. (a) 0.270% 4/08/10	1,500,000	1,499,921
Royal Bank of Scotland PLC (a) 0.270% 6/17/10	4,510,000	4,507,395
Ryder System, Inc. 0.280% 5/19/10	6,700,000	6,697,499
SABmiller PLC 0.300% 4/28/10	6,700,000	6,698,493
Safeway, Inc. 0.010% 5/12/10	1,370,000	1,369,532
Safeway, Inc. 0.300% 5/12/10	5,330,000	5,328,179
Societe Generale North America, Inc. 0.240% 4/07/10	4,495,000	4,494,820
Societe Generale North America, Inc. 0.270% 7/06/10	3,800,000	3,797,264
Southern California Edison Co. (a) 0.280% 4/06/10	6,700,000	6,699,739
Southern Power Co. (a) 0.250% 4/21/10	885,000	884,877
Southern Power Co. (a) 0.300% 4/27/10	2,000,000	1,999,567
The Clorox Co. (a) 0.275% 5/10/10	865,000	864,742
The Clorox Co. (a) 0.290% 5/11/10	5,800,000	5,798,131
The Stanley Works (a) 0.290% 4/20/10	700,000	699,893
The Stanley Works, Inc. (a) 0.280% 4/22/10	5,965,000	5,964,026
Time Warner Cable, Inc. (a) 0.200% 4/01/10	600,000	600,000
Toyota Motor Credit Corp. 0.270% 4/14/10	10,000,000	9,999,025
Transocean Ltd. (a) 0.250% 4/12/10	1,100,000	1,099,916
United Healthcare Co. (a) 0.300% 4/01/10	6,700,000	6,700,000
Volkswagen of America (a) 0.290% 5/06/10	6,700,000	6,698,111
Wellpoint, Inc. (a) 0.300% 5/03/10	11,200,000	11,197,012
Xcel Energy, Inc. (a) 0.250% 4/01/10	800,000	800,000
Xcel Energy, Inc. (a) 0.300% 4/05/10	1,900,000	1,899,937
Xcel Energy, Inc. (a) 0.350% 4/23/10	4,000,000	3,999,144
Repurchase Agreement – 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (c)	4,380	4,380
TOTAL SHORT-TERM INVESTMENTS (Cost $260,313,534)		260,313,534
TOTAL INVESTMENTS – 181.7% (Cost $820,008,127) (d)		831,773,597
Other Assets/ (Liabilities) – (81.7)%		(374,006,547)
NET ASSETS – 100.0%		$457,767,050

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $188,777,413 or 41.24% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $4,380. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $4,495.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.0%
PREFERRED STOCK – 0.0%
Investment Companies – 0.0%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $450,000) (a) (b) (c) (d)	4,500	$348,015
TOTAL PREFERRED STOCK (Cost $450,000)		348,015
TOTAL EQUITIES (Cost $450,000)		348,015
	Principal Amount
BONDS & NOTES – 98.2%
CORPORATE DEBT – 41.3%
Advertising – 0.3%
Interpublic Group of Cos. 10.000% 7/15/17	$1,100,000	1,244,375
WPP Finance 8.000% 9/15/14	1,625,000	1,867,106
WPP Finance Corp. 5.875% 6/15/14	410,000	433,532
		3,545,013
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	800,000	868,917
General Dynamics Corp. 5.250% 2/01/14	895,000	983,346
Goodrich Corp. 6.125% 3/01/19	300,000	326,017
L-3 Communications Corp. 6.375% 10/15/15	860,000	882,575
Lockheed Martin Corp. 5.500% 11/15/39	380,000	370,759
Lockheed Martin Corp. 6.150% 9/01/36	730,000	772,449
		4,204,063
Agriculture – 0.7%
Altria Group, Inc. 8.500% 11/10/13	2,200,000	2,571,554
Altria Group, Inc. 9.700% 11/10/18	390,000	479,555
Altria Group, Inc. 9.950% 11/10/38	870,000	1,142,452
BAT International Finance PLC (b) 8.125% 11/15/13	1,525,000	1,792,099
Cargill, Inc. (b) 5.200% 1/22/13	1,300,000	1,382,932
		7,368,592
Airlines – 0.0%
United Air Lines, Inc. (e) 10.110% 12/31/49	202,796	67,430
Banks – 2.3%
Bank of America Corp. (f) 2.100% 4/30/12	3,000,000	3,055,245
Bank of America Corp. 4.250% 10/01/10	375,000	381,774
Bank of America Corp. 5.750% 12/01/17	930,000	953,505
Bank of America Corp. 7.375% 5/15/14	830,000	933,369
Bank of America Corp. Series L 5.650% 5/01/18	545,000	551,360
Barclays Bank PLC 5.000% 9/22/16	500,000	513,935
Barclays Bank PLC 5.200% 7/10/14	2,335,000	2,493,402
Barclays Bank PLC 6.750% 5/22/19	760,000	840,783
Capital One Financial Corp. 7.375% 5/23/14	540,000	617,075
Credit Suisse AG 5.400% 1/14/20	1,680,000	1,693,133
Credit Suisse New York 5.500% 5/01/14	400,000	435,373
HSBC Bank USA 4.625% 4/01/14	1,300,000	1,356,401
HSBC Finance Corp. 6.375% 10/15/11	405,000	430,913
HSBC Holdings PLC 6.500% 9/15/37	600,000	621,949
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,325,000	1,344,501
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	855,000	860,489
State Street Corp. 2.150% 4/30/12	925,000	942,784
UBS AG 5.750% 4/25/18	1,300,000	1,331,616
Wachovia Bank NA 6.600% 1/15/38	575,000	591,601
Wachovia Bank NA 7.800% 8/18/10	600,000	615,464
Wachovia Corp. 5.300% 10/15/11	480,000	507,860
Wachovia Corp. 5.750% 6/15/17	1,080,000	1,150,125
Wells Fargo & Co. 3.625% 4/15/15	1,320,000	1,309,696
		23,532,353
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	350,000	367,446
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	246,516
Anheuser-Busch InBev Worldwide, Inc. 6.375% 1/15/40	850,000	907,254
Anheuser-Busch InBev Worldwide, Inc. (b) 8.200% 1/15/39	565,000	728,632
The Coca-Cola Co. 5.350% 11/15/17	550,000	605,080
Diageo Finance BV 3.875% 4/01/11	770,000	791,365
Molson Coors Capital Finance ULC 4.850% 9/22/10	530,000	540,574
		4,186,867
Building Materials – 0.3%
CRH America, Inc. 8.125% 7/15/18	115,000	135,424
Masco Corp. 7.125% 8/15/13	1,000,000	1,068,435
Masco Corp. 7.125% 3/15/20	850,000	858,652
Owens Corning, Inc. 9.000% 6/15/19	700,000	824,885
		2,887,396
Chemicals – 1.5%
Airgas, Inc. 4.500% 9/15/14	965,000	995,934
Airgas, Inc. (b) 7.125% 10/01/18	1,565,000	1,721,500

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ashland, Inc. (b) 9.125% 6/01/17	$500,000	$560,000
Cabot Corp. 5.000% 10/01/16	2,635,000	2,629,669
Cytec Industries, Inc. 8.950% 7/01/17	300,000	362,078
The Dow Chemical Co. 4.850% 8/15/12	650,000	687,387
The Dow Chemical Co. 5.900% 2/15/15	1,740,000	1,883,766
The Dow Chemical Co. 7.600% 5/15/14	1,015,000	1,158,716
The Dow Chemical Co. 8.550% 5/15/19	300,000	362,922
The Dow Chemical Co. 9.400% 5/15/39	410,000	549,580
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	135,000	150,034
Ecolab, Inc. 4.875% 2/15/15	1,500,000	1,603,106
Ecolab, Inc. 6.875% 2/01/11	1,100,000	1,152,430
EI du Pont de Nemours & Co. 3.250% 1/15/15	750,000	754,565
EI du Pont de Nemours & Co. 5.000% 1/15/13	480,000	518,301
Valspar Corp. 5.625% 5/01/12	500,000	533,756
Valspar Corp. 7.250% 6/15/19	375,000	423,255
		16,046,999
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	700,000	719,250
Commercial Services – 1.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	1,200,000	1,205,890
Deluxe Corp. 7.375% 6/01/15	145,000	145,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	550,000	551,209
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	2,120,000	2,130,634
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	295,000	296,328
Equifax, Inc. 4.450% 12/01/14	2,075,000	2,135,144
Equifax, Inc. 7.000% 7/01/37	415,000	443,212
ERAC USA Finance LLC (b) (f) 5.800% 10/15/12	1,600,000	1,727,666
ERAC USA Finance LLC (b) (f) 6.700% 6/01/34	355,000	343,295
ERAC USA Finance LLC (b) 7.000% 10/15/37	800,000	824,754
ERAC USA Finance LLC (b) 8.000% 1/15/11	1,100,000	1,154,024
		10,957,156
Computers – 0.3%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	190,000	193,325
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	95,000	96,900
Computer Sciences Corp. 5.500% 3/15/13	660,000	708,925
Electronic Data Systems LLC Series B 6.000% 8/01/13	430,000	481,004
Electronic Data Systems LLC 7.450% 10/15/29	355,000	425,719
EMC Corp., Convertible 1.750% 12/01/13	550,000	687,500
Hewlett-Packard Co. 5.500% 3/01/18	890,000	967,207
		3,560,580
Diversified Financial – 8.0%
American Express Co. 6.150% 8/28/17	350,000	377,801
American Express Co. 7.250% 5/20/14	385,000	436,308
American Express Co. 8.125% 5/20/19	965,000	1,168,807
American Express Credit Corp. 7.300% 8/20/13	1,795,000	2,014,731
American General Finance Corp. 6.500% 9/15/17	350,000	298,302
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,100,000	1,271,259
BlackRock, Inc. 5.000% 12/10/19	690,000	690,708
BlackRock, Inc. 6.250% 9/15/17	350,000	384,996
Boeing Capital Corp. Ltd. 6.500% 2/15/12	690,000	753,784
Citigroup, Inc. 2.125% 4/30/12	2,000,000	2,036,612
Citigroup, Inc. 5.500% 10/15/14	725,000	750,307
Citigroup, Inc. 5.500% 2/15/17	750,000	741,019
Citigroup, Inc. 5.875% 5/29/37	995,000	896,282
Citigroup, Inc. 6.375% 8/12/14	1,190,000	1,271,281
Citigroup, Inc. 6.500% 8/19/13	910,000	980,991
Citigroup, Inc. 8.125% 7/15/39	575,000	663,782
Eaton Vance Corp. 6.500% 10/02/17	1,075,000	1,157,690
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	12,500,000	12,744,151
GATX Financial Corp. 5.125% 4/15/10	2,500,000	2,502,017
General Electric Capital Corp. FRN 1.184% 12/09/11	2,125,000	2,159,183
General Electric Capital Corp. 2.800% 1/08/13	1,525,000	1,543,417
General Electric Capital Corp. 3.500% 8/13/12	1,200,000	1,240,062
General Electric Capital Corp. 5.375% 10/20/16	700,000	741,234
General Electric Capital Corp. 5.500% 1/08/20	135,000	137,736
General Electric Capital Corp. 5.900% 5/13/14	900,000	990,221
General Electric Capital Corp. 6.875% 1/10/39	2,695,000	2,906,854

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. (f) 1.625% 7/15/11	$5,750,000	$5,814,785
The Goldman Sachs Group, Inc. (f) 5.450% 11/01/12	4,000,000	4,324,008
The Goldman Sachs Group, Inc. 5.625% 1/15/17	2,025,000	2,075,026
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	395,359
HSBC Finance Corp. 5.900% 6/19/12	825,000	887,243
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	700,000	848,775
International Lease Finance Corp. 5.625% 9/20/13	465,000	438,622
JP Morgan Chase & Co. FRN 0.332% 2/23/11	750,000	751,295
JP Morgan Chase & Co. FRN 0.487% 6/15/12	2,500,000	2,512,620
JP Morgan Chase & Co. 2.625% 12/01/10	2,750,000	2,789,770
JP Morgan Chase & Co. 4.950% 3/25/20	1,970,000	1,953,184
JP Morgan Chase & Co. (f) 5.375% 10/01/12	1,900,000	2,056,020
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	560,000	509,559
Lazard Group LLC 6.850% 6/15/17	535,000	544,420
Lazard Group LLC 7.125% 5/15/15	1,585,000	1,664,245
Merrill Lynch & Co., Inc. (f) 5.450% 2/05/13	1,900,000	2,010,217
Morgan Stanley FRN 0.457% 3/13/12	1,250,000	1,254,853
Morgan Stanley FRN 0.530% 2/10/12	3,000,000	3,017,622
Morgan Stanley 4.200% 11/20/14	2,100,000	2,104,633
Morgan Stanley 5.450% 1/09/17	430,000	435,980
Morgan Stanley Series F 6.625% 4/01/18	1,190,000	1,269,229
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	185,000	246,062
SLM Corp. 5.000% 10/01/13	505,000	482,456
TD Ameritrade Holding Corp. 4.150% 12/01/14	350,000	352,087
Textron Financial Corp. 5.125% 11/01/10	1,140,000	1,157,281
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	2,175,000	2,180,438
		82,935,324
Electric – 2.2%
Allegheny Energy Supply 7.800% 3/15/11	300,000	316,076
Allegheny Energy Supply (b) 8.250% 4/15/12	385,000	424,628
Ameren Corp. 8.875% 5/15/14	1,085,000	1,251,927
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	310,000	352,153
CMS Energy Corp. 6.250% 2/01/20	850,000	839,923
CMS Energy Corp. 6.300% 2/01/12	175,000	182,691
CMS Energy Corp. 8.500% 4/15/11	2,735,000	2,885,860
Entergy Gulf States, Inc. 5.250% 8/01/15	670,000	668,497
Exelon Generation Co. LLC 5.200% 10/01/19	935,000	944,547
Exelon Generation Co. LLC 6.250% 10/01/39	1,000,000	1,011,201
IPALCO Enterprises, Inc 8.625% 11/14/11	2,100,000	2,236,500
Kansas Gas & Electric Co. 5.647% 3/29/21	376,428	377,228
Kiowa Power Partners LLC (b) 4.811% 12/30/13	195,652	198,251
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	410,236	423,569
Monongahela Power 6.700% 6/15/14	450,000	486,328
Nevada Power Co. Series L 5.875% 1/15/15	560,000	610,015
Nevada Power Co. Series N 6.650% 4/01/36	550,000	584,181
NRG Energy, Inc. 8.500% 6/15/19	775,000	784,688
Oncor Electric Delivery Co. 6.800% 9/01/18	70,000	78,641
Oncor Electric Delivery Co. 7.500% 9/01/38	590,000	690,311
PPL Energy Supply LLC 6.300% 7/15/13	750,000	822,214
Tampa Electric Co. 6.375% 8/15/12	750,000	819,304
Tenaska Oklahoma (b) 6.528% 12/30/14	281,908	271,311
TransAlta Corp. 4.750% 1/15/15	2,065,000	2,132,503
TransAlta Corp. (f) 5.750% 12/15/13	1,200,000	1,298,339
TransAlta Corp. 6.650% 5/15/18	600,000	647,332
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	362,035	365,533
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	480,000	495,406
Union Electric Co. 6.700% 2/01/19	600,000	663,722
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	467,280
		23,330,159
Electrical Components & Equipment – 0.1%
Anixter Inc. 5.950% 3/01/15	715,000	686,400
Electronics – 0.6%
Agilent Technologies, Inc. 5.500% 9/14/15	1,000,000	1,071,961

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Amphenol Corp. 4.750% 11/15/14	$1,300,000	$1,337,296
Arrow Electronics, Inc. 6.000% 4/01/20	860,000	867,701
Avnet, Inc. 5.875% 3/15/14	2,400,000	2,558,539
		5,835,497
Entertainment – 0.1%
Peninsula Gaming LLC (b) 8.375% 8/15/15	1,290,000	1,286,775
Environmental Controls – 0.6%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	825,000	856,046
Allied Waste North America, Inc. 6.500% 11/15/10	1,265,000	1,307,201
Allied Waste North America, Inc. 6.875% 6/01/17	2,350,000	2,561,500
Republic Services, Inc. (b) 5.000% 3/01/20	1,300,000	1,274,790
Republic Services, Inc. (b) 5.250% 11/15/21	515,000	509,114
Waste Management, Inc. 6.100% 3/15/18	110,000	118,462
		6,627,113
Foods – 0.9%
ConAgra Foods, Inc. 7.000% 4/15/19	555,000	640,057
Delhaize America, Inc. 9.000% 4/15/31	1,020,000	1,297,551
Kellogg Co. 5.125% 12/03/12	850,000	920,561
Kraft Foods, Inc. 4.125% 2/09/16	1,310,000	1,327,432
Kraft Foods, Inc. 5.375% 2/10/20	1,355,000	1,377,161
Kraft Foods, Inc. 6.500% 2/09/40	1,445,000	1,497,426
Kraft Foods, Inc. 6.750% 2/19/14	1,250,000	1,405,596
The Kroger Co. 7.500% 1/15/14	360,000	415,690
Sara Lee Corp. 3.875% 6/15/13	210,000	218,426
		9,099,900
Forest Products & Paper – 0.7%
International Paper Co. 7.300% 11/15/39	910,000	972,474
International Paper Co. 9.375% 5/15/19	835,000	1,043,831
The Mead Corp. 7.550% 3/01/47	1,225,000	1,163,912
P.H. Glatfelter Co. (b) 7.125% 5/01/16	1,285,000	1,262,512
Rock-Tenn Co. 5.625% 3/15/13	140,000	143,850
Rock-Tenn Co. 8.200% 8/15/11	590,000	618,025
Rock-Tenn Co. 9.250% 3/15/16	1,386,000	1,510,740
Verso Paper Holdings LLC (b) 11.500% 7/01/14	425,000	459,000
		7,174,344
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	467,868
Southwest Gas Corp. 8.375% 2/15/11	305,000	321,921
		789,789
Hand & Machine Tools – 0.2%
Black & Decker Corp. 8.950% 4/15/14	500,000	591,982
Kennametal, Inc. 7.200% 6/15/12	1,019,000	1,075,545
		1,667,527
Health Care — Products – 0.7%
Beckman Coulter, Inc. 6.000% 6/01/15	590,000	642,294
Beckman Coulter, Inc. 7.000% 6/01/19	470,000	528,036
Boston Scientific Corp. 4.500% 1/15/15	3,150,000	3,018,862
Boston Scientific Corp. 6.000% 1/15/20	775,000	732,136
Boston Scientific Corp. 7.375% 1/15/40	400,000	377,680
Covidien International Finance SA 5.450% 10/15/12	1,000,000	1,091,672
Covidien International Finance SA 6.550% 10/15/37	550,000	614,793
		7,005,473
Health Care — Services – 0.4%
HCA, Inc. (b) 7.875% 2/15/20	1,200,000	1,256,250
HCA, Inc. (b) 8.500% 4/15/19	1,000,000	1,075,625
Roche Holdings, Inc. (b) 5.000% 3/01/14	750,000	810,097
Roche Holdings, Inc. (b) 6.000% 3/01/19	200,000	221,025
Roche Holdings, Inc. (b) 7.000% 3/01/39	810,000	962,186
		4,325,183
Holding Company — Diversified – 0.5%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	860,000	892,726
Kansas City Southern Railway 13.000% 12/15/13	1,670,000	1,987,300
Leucadia National Corp. (f) 7.750% 8/15/13	2,000,000	2,080,000
		4,960,026
Home Builders – 0.2%
Plute Group, Inc. 6.250% 2/15/13	2,310,000	2,385,075
Household Products – 0.2%
Fortune Brands, Inc. 3.000% 6/01/12	2,410,000	2,414,839
Housewares – 0.3%
Newell Rubbermaid, Inc. 4.000% 5/01/10	127,000	127,138
Toro Co. 7.800% 6/15/27	235,000	244,021
Whirlpool Corp. 8.600% 5/01/14	260,000	301,740
Whirlpool Corp. 6.125% 6/15/11	1,900,000	1,976,030
		2,648,929
Insurance – 1.3%
Aflac, Inc. 8.500% 5/15/19	340,000	409,378
The Allstate Corp. 7.450% 5/16/19	105,000	123,214
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	885,000	875,465
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,450,000	2,470,913

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNA Financial Corp. 7.350% 11/15/19	$800,000	$836,103
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,500,000	2,501,850
Lincoln National Corp. 6.300% 10/09/37	400,000	393,835
Lincoln National Corp. 8.750% 7/01/19	800,000	978,218
MetLife, Inc. Series A 6.817% 8/15/18	175,000	194,127
Metropolitan Life Global Funding I (b) 2.875% 9/17/12	1,250,000	1,270,622
Principal Financial Group, Inc. 8.875% 5/15/19	345,000	414,295
Prudential Financial, Inc. 3.625% 9/17/12	1,100,000	1,131,283
Prudential Financial, Inc. 3.875% 1/14/15	730,000	728,628
Prudential Financial, Inc. 4.750% 9/17/15	1,450,000	1,492,439
		13,820,370
Investment Companies – 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	285,000	297,354
Iron & Steel – 1.5%
AK Steel Corp. 7.750% 6/15/12	1,215,000	1,221,075
Allegheny Technologies, Inc. 8.375% 12/15/11	335,000	351,606
Allegheny Technologies, Inc. 9.375% 6/01/19	115,000	133,805
ArcelorMittal 7.000% 10/15/39	750,000	770,237
ArcelorMittal 9.000% 2/15/15	2,390,000	2,854,439
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	1,590,000	1,677,450
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,225,000	2,262,462
Reliance Steel & Aluminum Co. 6.850% 11/15/36	2,015,000	1,767,002
Steel Dynamics, Inc. 7.375% 11/01/12	4,455,000	4,633,200
		15,671,276
Lodging – 0.1%
Marriott International, Inc. 6.200% 6/15/16	1,125,000	1,178,236
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	56,700
		1,234,936
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	1,212,000	1,275,630
Roper Industries, Inc. 6.625% 8/15/13	910,000	1,014,200
		2,289,830
Manufacturing – 1.0%
Cooper US, Inc. 6.100% 7/01/17	635,000	691,429
General Electric Co. 5.250% 12/06/17	400,000	419,539
Illinois Tool Works, Inc. 5.150% 4/01/14	655,000	714,999
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	370,000	416,085
ITT Corp. 4.900% 5/01/14	560,000	594,724
ITT Corp. 6.125% 5/01/19	560,000	606,313
Textron, Inc. 6.200% 3/15/15	1,250,000	1,323,956
Textron, Inc. 7.250% 10/01/19	870,000	939,939
Tyco Electronics Group SA 6.000% 10/01/12	985,000	1,060,578
Tyco Electronics Group SA 6.550% 10/01/17	325,000	357,561
Tyco Electronics Group SA 7.125% 10/01/37	400,000	438,003
Tyco International Finance SA 4.125% 10/15/14	1,100,000	1,137,380
Tyco International Finance SA 8.500% 1/15/19	390,000	483,664
Tyco International Group SA 6.875% 1/15/21	605,000	691,333
		9,875,503
Media – 1.5%
CBS Corp. 6.625% 5/15/11	780,000	819,127
CBS Corp. 7.875% 7/30/30	375,000	413,266
Comcast Corp. 6.500% 1/15/15	400,000	450,260
Comcast Corp. 6.950% 8/15/37	610,000	659,909
Cox Communications, Inc. 6.750% 3/15/11	475,000	497,320
DirecTV Holdings LLC/DirecTV Financing Co., Inc. (b) 5.875% 10/01/19	1,500,000	1,561,032
Echostar DBS Corp. 7.125% 2/01/16	600,000	611,250
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	813,428
News America, Inc. 6.900% 8/15/39	740,000	807,823
Rogers Communications, Inc. 5.500% 3/15/14	225,000	241,944
Rogers Communications, Inc. 7.500% 8/15/38	200,000	234,279
Scholastic Corp. 5.000% 4/15/13	2,000,000	1,945,000
Thomson Corp. 5.700% 10/01/14	1,485,000	1,641,608
Thomson Reuters Corp. 5.950% 7/15/13	400,000	442,068
Time Warner Cable, Inc. 5.400% 7/02/12	345,000	370,358
Time Warner Cable, Inc. 6.750% 6/15/39	1,170,000	1,227,338
Time Warner Cable, Inc. 7.500% 4/01/14	700,000	808,118
Time Warner Cable, Inc. 8.250% 4/01/19	90,000	108,908
Time Warner Cable, Inc. 8.750% 2/14/19	385,000	477,470
Time Warner, Inc. 5.875% 11/15/16	845,000	923,196
Viacom, Inc. 6.250% 4/30/16	315,000	348,014
		15,401,716

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	$1,040,000	$1,106,010
Mining – 1.6%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,525,000	1,696,563
Freeport-McMoRan Corp. 8.750% 6/01/11	1,200,000	1,269,300
Newmont Mining Corp. 5.125% 10/01/19	1,145,000	1,151,827
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	960,000	1,055,226
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	725,000	930,487
Teck Resources Ltd. 7.000% 9/15/12	400,000	430,500
Teck Resources Ltd. 9.750% 5/15/14	2,060,000	2,441,100
Teck Resources Ltd. 10.250% 5/15/16	1,000,000	1,190,000
Teck Resources Ltd. 10.750% 5/15/19	650,000	796,250
Vale Overseas Ltd. 5.625% 9/15/19	1,300,000	1,342,429
Vale Overseas Ltd. 6.250% 1/11/16	915,000	991,961
Vale Overseas Ltd. 6.250% 1/23/17	455,000	493,306
Vale Overseas Ltd. 6.875% 11/10/39	400,000	414,459
Vale Overseas Ltd. 7.750% 5/15/12	2,000,000	2,190,774
		16,394,182
Office Equipment/Supplies – 0.3%
Xerox Corp. 4.250% 2/15/15	565,000	569,666
Xerox Corp. 5.500% 5/15/12	350,000	371,245
Xerox Corp. 5.625% 12/15/19	100,000	102,789
Xerox Corp. 8.250% 5/15/14	1,500,000	1,741,686
		2,785,386
Office Furnishings – 0.3%
Steelcase, Inc. 6.500% 8/15/11	2,800,000	2,880,139
Oil & Gas – 2.1%
Cenovus Energy, Inc. (b) 4.500% 9/15/14	1,350,000	1,408,452
Cenovus Energy, Inc. (b) 5.700% 10/15/19	640,000	672,967
Cenovus Energy, Inc. (b) 6.750% 11/15/39	650,000	704,967
Devon Energy Corp. 6.300% 1/15/19	310,000	346,011
EQT Corp. 8.125% 6/01/19	820,000	974,192
Mobil Corp. (f) 8.625% 8/15/21	1,000,000	1,327,784
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	400,000	456,500
Motiva Enterprises LLC (b) 5.750% 1/15/20	975,000	1,020,630
Motiva Enterprises LLC (b) 6.850% 1/15/40	780,000	840,562
Newfield Exploration Co. 6.875% 2/01/20	2,840,000	2,861,300
Noble Holding International Ltd. 7.375% 3/15/14	1,035,000	1,188,012
Pemex Project Funding Master Trust 6.625% 6/15/35	2,000,000	1,970,372
Pemex Project Funding Master Trust 6.625% 6/15/38	377,000	365,505
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,348,176
Pioneer Natural Resources Co. 7.500% 1/15/20	1,250,000	1,286,121
The Premcor Refining Group, Inc. 6.750% 5/01/14	280,000	286,300
Shell International Finance 5.625% 6/27/11	75,000	79,426
Talisman Energy, Inc. 7.750% 6/01/19	650,000	774,508
Tesoro Corp. 6.500% 6/01/17	330,000	303,600
Transocean, Inc., Convertible 1.500% 12/15/37	550,000	536,938
Valero Energy Corp. 4.500% 2/01/15	1,100,000	1,102,011
Valero Energy Corp. 6.125% 2/01/20	950,000	950,240
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	1,087,186
		21,891,760
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	210,000	201,600
Packaging & Containers – 1.2%
Ball Corp. 7.125% 9/01/16	1,370,000	1,455,625
Bemis Co., Inc. 6.800% 8/01/19	1,000,000	1,116,895
Owens-Brockway Glass Container, Inc. 8.250% 5/15/13	2,000,000	2,025,000
Packaging Corporation of America 5.750% 8/01/13	1,008,000	1,072,614
Pactiv Corp. 5.875% 7/15/12	345,000	367,874
Pactiv Corp. 6.400% 1/15/18	1,393,000	1,470,504
Sealed Air Corp. (b) 5.625% 7/15/13	1,500,000	1,585,215
Sealed Air Corp. (b) 6.875% 7/15/33	200,000	183,844
Sealed Air Corp. (b) 7.875% 6/15/17	1,250,000	1,357,282
Sonoco Products Co. 6.500% 11/15/13	1,500,000	1,663,327
		12,298,180
Pharmaceuticals – 0.3%
Abbott Laboratories 5.600% 11/30/17	450,000	495,433
Mead Johnson Nutrition Co. (b) 4.900% 11/01/19	1,200,000	1,190,920
Mead Johnson Nutrition Co. (b) 5.900% 11/01/39	700,000	681,831
Wyeth 6.000% 2/15/36	430,000	454,531
		2,822,715
Pipelines – 2.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	235,000	242,141

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy Resources Corp. 6.125% 11/01/17	$1,000,000	$1,055,117
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,124,953
DCP Midstream LLC (b) 9.750% 3/15/19	40,000	51,279
Duke Energy Field Services Corp. 7.875% 8/16/10	600,000	615,432
Enbridge, Inc. 5.800% 6/15/14	1,200,000	1,322,407
Energy Transfer Partners LP 9.700% 3/15/19	1,250,000	1,582,197
Enogex LLC (b) 6.875% 7/15/14	1,900,000	2,034,653
Enterprise Products Operating LP 7.500% 2/01/11	195,000	204,114
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	225,000	235,150
Kern River Funding Corp. (b) 4.893% 4/30/18	724,900	764,475
Kinder Morgan Energy Partners LP 6.000% 2/01/17	220,000	236,269
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	153,646
Kinder Morgan Energy Partners LP 6.950% 1/15/38	655,000	709,516
Magellan Midstream Partners LP 6.550% 7/15/19	665,000	736,525
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	150,000	154,623
Plains All American Pipeline LP 4.250% 9/01/12	1,700,000	1,766,195
Plains All American Pipeline LP 5.625% 12/15/13	590,000	635,690
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	750,000	816,064
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	495,000	537,864
Southern Natural Gas Co. (b) 5.900% 4/01/17	370,000	385,381
Texas Eastern Transmission LP (b) 6.000% 9/15/17	275,000	298,391
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	134,785
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	685,132
The Williams Cos., Inc. FRN (b) 2.290% 10/01/10	3,700,000	3,698,564
Williams Partners LP (b) 5.250% 3/15/20	1,685,000	1,688,434
		21,868,997
Real Estate – 0.1%
Brookfield Asset Management, Inc. 7.125% 6/15/12	550,000	587,899
Real Estate Investment Trusts (REITS) – 0.4%
Boston Properties LP 5.000% 6/01/15	200,000	204,979
Mack-Cali Realty LP 7.750% 8/15/19	610,000	672,660
ProLogis 5.625% 11/15/16	2,580,000	2,495,668
Senior Housing Properties Trust 8.625% 1/15/12	125,000	130,000
Simon Property Group LP 4.200% 2/01/15	225,000	225,571
Simon Property Group LP 5.650% 2/01/20	700,000	682,950
		4,411,828
Retail – 0.5%
CVS Caremark Corp. 6.125% 9/15/39	665,000	660,929
CVS Pass-Through Trust (b) 7.507% 1/10/32	9,979	11,097
J.C. Penney Corp., Inc. 7.950% 4/01/17	160,000	179,200
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	468,844
McDonald's Corp. 6.300% 10/15/37	200,000	216,567
Nordstrom, Inc. 6.750% 6/01/14	300,000	336,870
Staples, Inc. 9.750% 1/15/14	1,250,000	1,515,413
Target Corp. 7.000% 1/15/38	475,000	549,066
Wal-Mart Stores, Inc. 6.200% 4/15/38	870,000	936,902
Wal-Mart Stores, Inc. 6.500% 8/15/37	610,000	676,251
		5,551,139
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	1,395,000	1,430,782
Washington Mutual Bank (e) 5.650% 8/15/14	1,125,000	7,031
		1,437,813
Software – 0.4%
CA, Inc. 5.375% 12/01/19	420,000	424,530
Fiserv, Inc. 6.125% 11/20/12	2,348,000	2,555,460
Oracle Corp. 6.125% 7/08/39	1,065,000	1,133,700
		4,113,690
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	2,115,000	2,162,588
Telecommunications – 2.1%
America Movil SAB de CV (b) 5.000% 3/30/20	600,000	591,520
America Movil SAB de CV (b) 6.125% 3/30/40	625,000	610,744
AT&T, Inc. 6.500% 9/01/37	1,350,000	1,399,868
British Telecom PLC STEP 9.625% 12/15/30	590,000	742,975
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	1,035,000	1,197,204

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenturyTel, Inc. 5.500% 4/01/13	$1,000,000	$1,049,603
CenturyTel, Inc. 6.150% 9/15/19	665,000	658,740
Cisco Systems, Inc. 5.500% 1/15/40	1,300,000	1,246,662
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	565,000	723,601
Embarq Corp. 7.082% 6/01/16	930,000	1,012,907
Embarq Corp. 7.995% 6/01/36	160,000	162,231
Qwest Corp. 7.875% 9/01/11	1,150,000	1,219,000
Qwest Corp. 8.875% 3/15/12	2,730,000	2,989,350
Rogers Communications, Inc. 6.375% 3/01/14	410,000	455,005
Rogers Communications, Inc. 6.800% 8/15/18	445,000	506,209
Telecom Italia Capital 6.000% 9/30/34	115,000	102,021
Telecom Italia Capital 6.175% 6/18/14	1,085,000	1,159,751
Verizon Communications, Inc. 7.350% 4/01/39	500,000	579,414
Verizon Communications, Inc. 8.750% 11/01/18	765,000	959,700
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	297,480
Verizon New England, Inc. 6.500% 9/15/11	730,000	776,183
Windstream Corp. 7.875% 11/01/17	1,310,000	1,290,350
Windstream Corp. 8.125% 8/01/13	2,500,000	2,618,750
		22,349,268
Textiles – 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	250,000	266,875
Transportation – 0.4%
Burlington Northern Santa Fe LLC 6.150% 5/01/37	855,000	878,983
Canadian National Railway Co. 5.850% 11/15/17	240,000	262,558
Canadian National Railway Co. 6.375% 11/15/37	325,000	358,355
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,200,000	1,363,249
Con-way, Inc. 8.875% 5/01/10	600,000	601,962
CSX Corp. (f) 7.250% 5/01/27	50,000	55,534
Ryder System, Inc. 5.000% 6/15/12	550,000	577,655
Union Pacific Corp. 5.375% 6/01/33	520,000	481,719
		4,580,015
Trucking & Leasing – 0.3%
GATX Corp. 4.750% 10/01/12	1,350,000	1,409,137
GATX Corp. 4.750% 5/15/15	375,000	372,199
GATX Corp. 8.750% 5/15/14	1,365,000	1,565,679
		3,347,015
TOTAL CORPORATE DEBT (Cost $408,292,327)		429,896,136
MUNICIPAL OBLIGATIONS – 0.4%
North Texas Tollway Authority 6.718% 1/01/49	2,400,000	2,517,024
State of California 5.950% 4/01/16	485,000	504,279
State of California 7.550% 4/01/39	120,000	124,064
Tennessee Valley Authority 5.250% 9/15/39	895,000	873,472
		4,018,839
TOTAL MUNICIPAL OBLIGATIONS (Cost $3,894,099)		4,018,839
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 8.0%
Automobile ABS – 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.379% 8/20/13	1,550,000	1,537,867
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.459% 3/20/12	1,900,000	1,870,838
Bank of America Auto Trust, Series 2009-3A, Class A2 (b) 0.890% 4/16/12	1,175,000	1,177,020
Bank of America Auto Trust, Series 2009-1A, Class A2 (b) 1.700% 12/15/11	1,395,517	1,400,224
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	1,200,000	1,201,058
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.280% 3/15/11	25,233	25,231
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	1,425,000	1,426,158
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	676,914	681,097
		9,319,493
Commercial MBS – 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.744% 7/10/17	2,425,000	2,307,143
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	2,750,000	2,757,669

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	$750,000	$753,654
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,250,000	1,249,687
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,325,000	1,356,392
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	1,025,183
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	500,000	519,154
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,950,000	3,091,477
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	688,846
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 10/11/17	2,500,000	2,430,593
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,825,000	1,836,450
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,675,000	1,674,851
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	2,050,000	2,103,651
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.216% 2/15/41	1,650,000	697,538
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	950,000	967,505
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.237% 5/15/41	3,425,000	3,493,296
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,475,000	1,491,359
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	1,240,000	1,237,197
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	525,000	541,695
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	1,260,000	1,224,775
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,000,000	2,796,610
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.908% 6/12/46	1,550,000	1,590,016
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,500,000	2,418,318
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,300,000	2,327,730
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	2,000,000	2,119,296
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.071% 8/15/39	3,575,000	3,739,695
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,475,000	1,309,279
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (f) 6.050% 2/15/51	2,450,000	2,545,702
		50,294,761
Home Equity ABS – 0.3%
ACE Securities Corp., Series 2005-SD1, Class A1 FRN 0.646% 11/25/50	329,156	323,721
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.606% 7/25/35	1,431,645	1,307,758
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.836% 12/25/34	508,087	443,718

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.846% 2/25/35	$1,242,344	$1,045,218
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	2,844	2,794
		3,123,209
Student Loans ABS – 1.3%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $691,900), Series 2005-2A, Class 2B1 FRN (b) (d) 1.253% 9/20/10	680,000	691,900
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.346% 5/25/36	646,865	616,065
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.297% 3/28/17	2,286,897	2,271,257
Newport Waves CDO (Acquired 3/30/07, Cost $1,398,376), Series 2007-1A, Class A3LS FRN (b) (d) 0.871% 6/20/14	1,400,000	648,620
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 0.000% 1/27/42	850,000	816,000
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.228% 4/25/14	414,774	414,704
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.648% 7/27/20	2,077,333	2,072,999
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.100% 12/15/16	450,000	449,695
SLM Student Loan Trust, Series 2003-2, Class A8 FRN 1.120% 9/15/28	600,000	576,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	925,000	924,372
SLM Student Loan Trust, Series 2003-5, Class A6 FRN 1.900% 6/17/30	975,000	916,564
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.050% 9/15/28	1,500,000	1,500,000
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 4.380% 9/15/28	875,000	813,750
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.438% 10/28/28	725,843	725,620
		13,437,546
WL Collateral CMO – 0.6%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.319% 7/20/36	395,981	366,975
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.924% 8/25/34	308,055	275,915
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	55,784	46,936
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	37,239	28,525
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	78,999	69,265
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.427% 1/19/38	1,112,785	616,294
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	1,000,391	520,288
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.613% 8/25/34	149,822	99,774
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	378,568	236,539
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.585% 7/25/33	11,104	10,173
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.666% 2/25/34	21,897	19,254
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.403% 2/25/34	1,286	1,140
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,536,835	2,517,808
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.426% 6/25/46	2,162,101	751,794
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.436% 4/25/46	1,331,070	654,034
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.965% 3/25/34	99,339	85,747
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	155,386	142,073

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.871% 4/25/44	$266,744	$156,794
		6,599,328
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.902% 6/25/32	89,889	75,785
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $85,242,303)		82,850,122
SOVEREIGN DEBT OBLIGATIONS – 0.3%
Colombia Government International Bond 7.375% 3/18/19	520,000	596,180
Poland Government International Bond 6.375% 7/15/19	820,000	898,310
Republic of Brazil International Bond 5.625% 1/07/41	660,000	615,450
Republic of Brazil International Bond 5.875% 1/15/19	1,041,000	1,115,432
		3,225,372
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,998,841)		3,225,372
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 34.2%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	337,393	372,282
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	263,274	295,061
		667,343
Pass-Through Securities – 34.1%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	88,456	95,339
Pool #G18090 5.500% 12/01/20	2,493,702	2,686,185
Pool #J00900 5.500% 12/01/20	842,618	907,658
Pool #J00667 5.500% 12/01/20	2,265,740	2,442,043
Pool #J00939 5.500% 1/01/21	1,627,414	1,753,030
Pool #C01283 5.500% 11/01/31	428,767	455,448
Pool #E85389 6.000% 9/01/16	114,727	124,444
Pool #G11431 6.000% 2/01/18	79,338	86,168
Pool #E85301 6.500% 9/01/16	148,939	161,359
Pool #E85032 6.500% 9/01/16	39,037	42,249
Pool #E85409 6.500% 9/01/16	183,663	199,112
Pool #C01079 7.500% 10/01/30	10,844	11,889
Pool #C01135 7.500% 2/01/31	41,599	45,602
Pool #554904 9.000% 3/01/17	527	588
Federal National Mortgage Association
Pool #775539 3.771% 5/01/34	638,767	660,558
Pool #725692 3.909% 10/01/33	941,351	968,616
Pool #888586 3.940% 10/01/34	1,065,818	1,100,360
Pool #255148 5.500% 2/01/14	4,297	4,528
Pool #738739 5.500% 9/01/18	207,166	223,221
Pool #737039 5.500% 10/01/18	354,976	382,487
Pool #738636 5.500% 11/01/18	11,136	12,001
Pool #746427 5.500% 11/01/18	193,497	208,494
Pool #748760 5.500% 11/01/18	204,853	220,729
Pool #750461 5.500% 12/01/18	12,356	13,313
Pool #761018 5.500% 12/01/18	4,008	4,319
Pool #767849 5.500% 1/01/19	6,680	7,196
Pool #779844 5.500% 7/01/19	205,266	221,110
Pool #785936 5.500% 7/01/19	6,777	7,302
Pool #786160 5.500% 7/01/19	125,813	135,544
Pool #786687 5.500% 8/01/19	28,709	30,925
Pool #796167 5.500% 9/01/19	189,053	203,675
Pool #772702 5.500% 9/01/19	110,728	119,274
Pool #806069 5.500% 12/01/19	591,690	637,268
Pool #800272 5.500% 12/01/19	123,288	132,785
Pool #805114 5.500% 1/01/20	516,259	555,866
Pool #255624 5.500% 2/01/20	9,676	10,421
Pool #819237 5.500% 5/01/20	88,164	94,928
Pool #822386 5.500% 5/01/20	550,665	592,911
Pool #824562 5.500% 5/01/20	543,940	585,670
Pool #825671 5.500% 6/01/20	105,513	113,542
Pool #847839 5.500% 2/01/21	242,492	260,945
Pool #865590 5.500% 2/01/21	35,181	37,836
Pool #831363 5.500% 2/01/21	78,299	84,208
Pool #781927 5.500% 2/01/21	361,467	388,521
Pool #788209 5.500% 2/01/21	50,042	53,897
Pool #845461 5.500% 3/01/21	536,852	577,368
Pool #865712 5.500% 3/01/21	219,119	235,656
Pool #865902 5.500% 3/01/21	367,007	394,705
Pool #867765 5.500% 3/01/21	10,385	11,163
Pool #869247 5.500% 3/01/21	207,627	223,296
Pool #869803 5.500% 3/01/21	482,417	518,523
Pool #870552 5.500% 3/01/21	521,085	561,225
Pool #811550 5.500% 3/01/21	365,613	393,434
Pool #831431 5.500% 3/01/21	277,942	298,918
Pool #869938 5.500% 4/01/21	403,180	433,355
Pool #871495 5.500% 4/01/21	332,401	357,280

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #879609 5.500% 4/01/21	$361,229	$388,490
Pool #888468 5.500% 9/01/21	4,769,203	5,129,129
Pool #254548 5.500% 12/01/32	376,491	399,022
Pool #985614 5.500% 5/01/33	1,599,262	1,694,719
Pool #710101 5.500% 5/01/33	433,520	459,396
Pool #555880 5.500% 11/01/33	842,283	892,557
Pool #756231 5.500% 1/01/34	217,441	230,181
Pool #768890 5.500% 2/01/34	36,396	38,528
Pool #767689 5.500% 3/01/34	76,708	81,203
Pool #770763 5.500% 4/01/34	54,571	57,769
Pool #725727 5.500% 8/01/34	109,414	115,757
Pool #813109 5.500% 2/01/35	200,799	212,251
Pool #815670 5.500% 2/01/35	226,232	239,134
Pool #735480 5.500% 4/01/35	4,047,018	4,277,825
Pool #255706 5.500% 5/01/35	783,276	827,213
Pool #839331 5.500% 10/01/35	4,353,236	4,593,344
Pool #879355 5.500% 2/01/36	1,125,047	1,187,804
Pool #522294 5.625% 7/15/37 (f)	4,825,000	5,052,799
Pool #587994 6.000% 6/01/16	35,670	38,563
Pool #253880 6.500% 7/01/16	138,696	150,044
Pool #575667 7.000% 3/01/31	71,087	80,042
Pool #572577 7.000% 4/01/31	12,728	14,329
Pool #497120 7.500% 8/01/29	1,421	1,560
Pool #507053 7.500% 9/01/29	3,321	3,643
Pool #529453 7.500% 1/01/30	13,301	14,611
Pool #531196 7.500% 2/01/30	916	1,006
Pool #532418 7.500% 2/01/30	8,915	9,787
Pool #530299 7.500% 3/01/30	5,808	6,378
Pool #536386 7.500% 4/01/30	752	825
Pool #535996 7.500% 6/01/31	42,791	46,892
Pool #523499 8.000% 11/01/29	7,840	8,690
Pool #252926 8.000% 12/01/29	1,341	1,487
Pool #532819 8.000% 3/01/30	701	778
Pool #537033 8.000% 4/01/30	6,350	7,047
Pool #534703 8.000% 5/01/30	4,467	4,955
Pool #253437 8.000% 9/01/30	985	1,092
Pool #253481 8.000% 10/01/30	566	628
Pool #190317 8.000% 8/01/31	20,483	22,721
Pool #596656 8.000% 8/01/31	6,031	6,652
Pool #599652 8.000% 8/01/31	130,829	145,287
Pool #602008 8.000% 8/01/31	24,658	27,350
Pool #597220 8.000% 9/01/31	9,854	10,939
Government National Mortgage Association
Pool #008746 3.125% 11/20/25	16,191	16,653
Pool #080136 3.125% 11/20/27	3,244	3,337
Pool #697842 4.500% 2/15/39	33,852,669	34,307,565
Pool #698230 4.500% 6/15/39	14,554,191	14,749,763
Pool #722080 4.500% 11/15/39	14,685,315	14,882,648
Pool #726467 4.500% 11/15/39	22,357,467	22,657,895
Pool #728449 4.500% 12/15/39	5,852,654	5,931,299
Pool #730990 4.500% 1/15/40	11,000,000	11,147,813
Pool #737380 4.500% 3/15/40	14,475,000	14,669,508
Pool #782177 5.000% 5/15/36	18,852	19,730
Pool #717073 5.000% 5/15/39	9,620,097	10,013,919
Pool #698343 5.000% 5/15/39	49,894,642	51,937,204
Pool #714716 5.000% 6/15/39	270,526	281,812
Pool #716107 5.000% 8/15/39	1,982,839	2,064,012
Pool #718772 5.000% 8/15/39	1,979,108	2,060,128
Pool #723156 5.000% 8/15/39	987,487	1,027,912
Pool #724181 5.000% 8/15/39	9,254,912	9,633,785
Pool #698486 5.000% 8/15/39	8,574,159	8,925,164
Pool #705242 5.000% 8/15/39	7,785,591	8,104,313
Pool #705253 5.000% 8/15/39	1,876,119	1,952,923
Pool #705264 5.000% 8/15/39	2,750,338	2,862,930
Pool #718334 5.000% 8/15/39	123,357	128,503
Pool #713735 5.000% 8/15/39	47,439	49,381
Pool #726759 5.000% 9/15/39	5,797,076	6,034,394
Pool #710863 5.000% 9/15/39	14,707,868	15,309,972
Pool #723945 5.000% 9/15/39	586,002	610,449
Pool #726263 5.000% 9/15/39	43,244,379	45,014,696
Pool #692774 5.000% 9/15/39	462,120	481,038
Pool #719895 5.000% 10/15/39	773,530	805,197
Pool #719896 5.000% 10/15/39	80,933	84,246
Pool #722484 5.000% 10/15/39	924,684	962,538
Pool #723236 5.000% 10/15/39	583,514	607,402
Pool #726798 5.000% 10/15/39	634,090	660,048
Pool #726850 5.000% 10/15/39	582,588	606,437
Pool #726861 5.000% 10/15/39	513,428	534,447
Pool #726862 5.000% 10/15/39	777,029	808,839
Pool #369261 6.000% 12/15/23	3,203	3,465
Pool #544462 6.000% 4/15/31	2,042	2,219
Pool #371146 7.000% 9/15/23	3,482	3,845
Pool #352022 7.000% 11/15/23	40,489	44,682
Pool #374440 7.000% 11/15/23	2,558	2,824
Pool #491089 7.000% 12/15/28	48,819	54,081
Pool #483598 7.000% 1/15/29	16,833	18,616
Pool #480539 7.000% 4/15/29	878	974

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #478658 7.000% 5/15/29	$10,868	$12,052
Pool #488634 7.000% 5/15/29	3,330	3,693
Pool #500928 7.000% 5/15/29	18,152	20,116
Pool #498541 7.000% 6/15/29	12,798	13,929
Pool #509546 7.000% 6/15/29	21,030	23,325
Pool #499410 7.000% 7/15/29	3,906	4,333
Pool #508655 7.000% 7/15/29	536	594
Pool #510083 7.000% 7/15/29	8,081	8,956
Pool #493723 7.000% 8/15/29	23,699	26,286
Pool #507093 7.000% 8/15/29	8,583	9,511
Pool #516706 7.000% 8/15/29	766	847
Pool #505558 7.000% 9/15/29	2,961	3,284
Pool #581417 7.000% 7/15/32	75,457	83,539
Pool #591581 7.000% 8/15/32	21,004	23,254
Pool #316512 7.250% 11/20/21	53,191	58,978
Pool #210946 7.500% 3/15/17	10,487	11,356
Pool #203940 7.500% 4/15/17	26,097	28,119
Pool #181168 7.500% 5/15/17	9,727	10,530
Pool #193870 7.500% 5/15/17	16,371	17,626
Pool #192796 7.500% 6/15/17	1,643	1,776
Pool #226163 7.500% 7/15/17	19,318	20,923
Pool #385760 7.500% 6/15/24	1,394	1,520
Government National Mortgage Association TBA
Pool #005485 4.500% 4/01/39 (g)	10,000,000	10,112,500
Pool #011555 5.000% 4/01/28 (g)	5,000,000	5,207,617
New Valley Generation IV 4.687% 1/15/22	430,864	429,083
Tennessee Valley Authority, Series A 5.375% 4/01/56	1,750,000	1,720,210
		355,503,477
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $352,355,795)		356,170,820
U.S. TREASURY OBLIGATIONS – 14.0%
U.S. Treasury Bonds & Notes – 14.0%
U.S. Treasury Bond (f) 4.375% 2/15/38	13,625,000	12,960,781
U.S. Treasury Note 1.375% 2/15/12	27,175,000	27,390,490
U.S. Treasury Note 1.875% 4/30/14	275,000	271,702
U.S. Treasury Note 2.500% 3/31/13	32,690,000	33,591,528
U.S. Treasury Note 2.625% 2/29/16	36,530,000	35,909,275
U.S. Treasury Note 3.500% 2/15/18	30,425,000	30,520,078
U.S. Treasury Note 4.500% 5/15/17	2,570,000	2,775,198
U.S. Treasury Principal Strip (f) 0.000% 2/15/28	4,180,000	1,744,451
		145,163,503
TOTAL U.S. TREASURY OBLIGATIONS (Cost $145,721,905)		145,163,503
TOTAL BONDS & NOTES (Cost $998,505,270)		1,021,324,792
TOTAL LONG-TERM INVESTMENTS (Cost $998,955,270)		1,021,672,807
SHORT-TERM INVESTMENTS – 4.2%
Commercial Paper – 3.5% (h)
BMW US Capital LLC (b) 0.290% 4/07/10	2,900,000	2,899,860
BMW US Capital LLC (b) 0.300% 4/13/10	5,350,000	5,349,465
Duke Energy Corp. (b) 0.270% 5/04/10	1,360,000	1,359,663
Duke Energy Corp. (b) 0.300% 5/19/10	3,485,000	3,483,606
Elsevier Financial SA (b) 0.330% 4/01/10	1,000,000	1,000,000
ERAC USA Finance Co. (b) 0.360% 4/06/10	715,000	714,965
Export-Import Bank of the United States 0.470% 6/18/10	7,000,000	6,992,872
FPL Group Capital, Inc. (b) 0.420% 4/20/10	10,000,000	9,997,783
The Stanley Works, Inc. (b) 0.300% 4/22/10	5,000,000	4,999,125
		36,797,339
Time Deposits – 0.7%
Euro Time Deposit 0.010% 4/01/10	6,995,778	6,995,778
TOTAL SHORT-TERM INVESTMENTS (Cost $43,793,117)		43,793,117
TOTAL INVESTMENTS – 102.4% (Cost $1,042,748,387) (i)		1,065,465,924
Other Assets/ (Liabilities) – (2.4)%		(25,132,232)
NET ASSETS – 100.0%		$1,040,333,692

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $101,320,010 or 9.74% of net assets.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2010, these securities amounted to a value of $74,461 or 0.01% of net assets.
(f)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 64.9%
COMMON STOCK – 64.9%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	21,122	$175,735
Omnicom Group, Inc.	11,647	452,020
		627,755
Aerospace & Defense – 1.5%
The Boeing Co.	28,172	2,045,569
General Dynamics Corp.	13,522	1,043,898
Goodrich Corp.	2,567	181,025
L-3 Communications Holdings, Inc.	7,020	643,243
Lockheed Martin Corp.	11,055	919,997
Northrop Grumman Corp.	15,818	1,037,186
Raytheon Co.	19,159	1,094,362
Rockwell Collins, Inc.	5,168	323,465
United Technologies Corp.	28,810	2,120,704
		9,409,449
Agriculture – 0.8%
Altria Group, Inc.	33,759	692,735
Archer-Daniels-Midland Co.	19,992	577,769
Lorillard, Inc.	8,464	636,831
Philip Morris International, Inc.	55,636	2,901,974
Reynolds American, Inc.	6,317	340,991
		5,150,300
Airlines – 0.1%
Southwest Airlines Co.	62,383	824,703
Apparel – 0.3%
Nike, Inc. Class B	14,411	1,059,208
VF Corp.	9,050	725,358
		1,784,566
Auto Manufacturers – 0.3%
Ford Motor Co. (a)	115,353	1,449,987
Paccar, Inc.	10,322	447,356
		1,897,343
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	22,591	285,550
Johnson Controls, Inc.	25,372	837,023
		1,122,573
Banks – 3.6%
Bank of America Corp.	378,998	6,765,114
Bank of New York Mellon Corp.	40,307	1,244,680
BB&T Corp.	24,866	805,410
Capital One Financial Corp.	21,542	892,054
Comerica, Inc.	6,021	229,039
Fifth Third Bancorp	28,821	391,677
First Horizon National Corp. (a)	6,685	93,923
Huntington Bancshares, Inc.	28,900	155,193
KeyCorp	17,964	139,221
M&T Bank Corp.	4,065	322,680
Marshall & Ilsley Corp.	14,509	116,797
Northern Trust Corp.	3,159	174,566
PNC Financial Services Group, Inc.	19,518	1,165,225
Regions Financial Corp.	35,215	276,438
State Street Corp.	17,076	770,811
SunTrust Banks, Inc.	18,611	498,589
U.S. Bancorp	69,302	1,793,536
Wells Fargo & Co.	183,016	5,695,458
Zions Bancorp	12,041	262,735
		21,793,146
Beverages – 1.2%
Brown-Forman Corp. Class B	4,704	279,653
The Coca-Cola Co.	66,515	3,658,325
Coca-Cola Enterprises, Inc.	10,878	300,885
Constellation Brands, Inc. Class A (a)	6,712	110,345
Dr. Pepper Snapple Group, Inc.	7,304	256,882
Molson Coors Brewing Co. Class B	5,133	215,894
PepsiCo, Inc.	38,960	2,577,594
		7,399,578
Biotechnology – 0.7%
Amgen, Inc. (a)	40,531	2,422,133
Biogen Idec, Inc. (a)	9,822	563,390
Celgene Corp. (a)	3,898	241,520
Genzyme Corp. (a)	5,694	295,120
Life Technologies Corp. (a)	7,111	371,692
Millipore Corp. (a)	472	49,843
		3,943,698
Building Materials – 0.1%
Masco Corp.	24,325	377,524
Chemicals – 1.0%
Air Products & Chemicals, Inc.	7,995	591,230
Airgas, Inc.	72	4,581
CF Industries Holdings, Inc.	6,778	618,018
The Dow Chemical Co.	31,473	930,657
E.I. du Pont de Nemours & Co.	38,360	1,428,526
Eastman Chemical Co.	6,635	422,517
Ecolab, Inc.	3,122	137,212
International Flavors & Fragrances, Inc.	3,060	145,870
Monsanto Co.	2,094	149,554
PPG Industries, Inc.	9,319	609,463
Praxair, Inc.	2,116	175,628
The Sherwin-Williams Co.	5,133	347,401
Sigma-Aldrich Corp.	4,146	222,474
		5,783,131
Coal – 0.1%
CONSOL Energy, Inc.	4,781	203,958
Massey Energy Co.	3,159	165,184
Peabody Energy Corp.	9,476	433,053
		802,195
Commercial Services – 1.2%
Apollo Group, Inc. Class A (a)	3,554	217,825
Automatic Data Processing, Inc.	14,509	645,215
DeVry, Inc.	6,655	433,906
Donnelley (R.R.) & Sons Co.	22,723	485,136
Equifax, Inc.	4,442	159,024
H&R Block, Inc.	16,703	297,313
Iron Mountain, Inc.	3,356	91,954
MasterCard, Inc. Class A	3,555	902,970
McKesson Corp.	9,935	652,928
Moody's Corp.	5,330	158,568
Paychex, Inc.	9,264	284,405
Quanta Services, Inc. (a)	6,613	126,705
Robert Half International, Inc.	5,626	171,199
SAIC, Inc. (a)	9,278	164,221
Total System Services, Inc.	22,307	349,328
Visa, Inc. Class A	17,948	1,633,806

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	31,288	$530,644
		7,305,147
Computers – 4.4%
Apple, Inc. (a)	29,671	6,970,608
Cognizant Technology Solutions Corp. Class A (a)	9,278	472,992
Computer Sciences Corp. (a)	6,826	371,949
Dell, Inc. (a)	102,191	1,533,887
EMC Corp. (a)	80,404	1,450,488
Hewlett-Packard Co.	101,644	5,402,379
International Business Machines Corp.	52,550	6,739,537
Lexmark International, Inc. Class A (a)	27,669	998,298
NetApp, Inc. (a)	15,398	501,359
SanDisk Corp. (a)	14,103	488,387
Teradata Corp. (a)	28,486	822,961
Western Digital Corp. (a)	22,852	890,999
		26,643,844
Cosmetics & Personal Care – 1.6%
Avon Products, Inc.	5,692	192,788
Colgate-Palmolive Co.	16,868	1,438,166
The Estee Lauder Cos., Inc. Class A	10,235	663,944
The Procter & Gamble Co.	112,729	7,132,364
		9,427,262
Distribution & Wholesale – 0.1%
Fastenal Co.	4,541	217,922
Genuine Parts Co.	5,034	212,636
W.W. Grainger, Inc.	2,172	234,837
		665,395
Diversified Financial – 3.3%
American Express Co.	43,949	1,813,336
Ameriprise Financial, Inc.	10,936	496,057
The Charles Schwab Corp.	6,712	125,447
Citigroup, Inc. (a)	495,110	2,005,195
CME Group, Inc.	2,365	747,600
Discover Financial Services	12,283	183,017
E*TRADE Financial Corp. (a)	21,517	35,503
Federated Investors, Inc. Class B	3,060	80,723
Franklin Resources, Inc.	5,429	602,076
The Goldman Sachs Group, Inc.	24,640	4,204,323
IntercontinentalExchange, Inc. (a)	1,876	210,450
Invesco Ltd.	9,912	217,172
JP Morgan Chase & Co.	139,692	6,251,217
Legg Mason, Inc.	5,626	161,297
Morgan Stanley	52,297	1,531,779
The NASDAQ OMX Group, Inc. (a)	4,245	89,654
NYSE Euronext	9,032	267,438
SLM Corp. (a)	38,691	484,411
T. Rowe Price Group, Inc.	7,206	395,826
		19,902,521
Electric – 1.9%
The AES Corp. (a)	51,487	566,357
Allegheny Energy, Inc.	16,433	377,959
Ameren Corp.	12,020	313,482
American Electric Power Co., Inc.	16,385	560,039
CenterPoint Energy, Inc.	14,431	207,229
CMS Energy Corp.	7,403	114,450
Consolidated Edison, Inc.	5,602	249,513
Constellation Energy Group, Inc.	26,089	915,985
Dominion Resources, Inc.	10,316	424,091
DTE Energy Co.	6,860	305,956
Duke Energy Corp.	35,268	575,574
Edison International	13,226	451,932
Entergy Corp.	6,718	546,509
Exelon Corp.	25,366	1,111,284
FirstEnergy Corp.	11,450	447,581
FPL Group, Inc.	8,530	412,255
Integrys Energy Group, Inc.	7,854	372,123
Northeast Utilities	6,712	185,520
NRG Energy, Inc. (a)	18,300	382,470
Pepco Holdings, Inc.	4,343	74,482
PG&E Corp.	14,016	594,559
Pinnacle West Capital Corp.	3,696	139,450
PPL Corp.	18,118	502,050
Progress Energy, Inc.	5,133	202,035
Public Service Enterprise Group, Inc.	21,024	620,628
SCANA Corp.	4,047	152,127
The Southern Co.	7,492	248,435
TECO Energy, Inc.	7,995	127,041
Wisconsin Energy Corp.	3,091	152,726
Xcel Energy, Inc.	11,572	245,326
		11,579,168
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	29,869	1,503,605
Molex, Inc.	23,294	485,913
		1,989,518
Electronics – 0.3%
Agilent Technologies, Inc. (a)	12,913	444,078
Amphenol Corp. Class A	5,232	220,738
FLIR Systems, Inc. (a)	3,652	102,987
Jabil Circuit, Inc.	59,847	968,923
PerkinElmer, Inc.	6,120	146,268
Waters Corp. (a)	1,950	131,703
		2,014,697
Engineering & Construction – 0.1%
Fluor Corp.	6,909	321,337
Jacobs Engineering Group, Inc. (a)	6,120	276,563
		597,900
Entertainment – 0.0%
International Game Technology	8,291	152,969
Environmental Controls – 0.2%
Republic Services, Inc.	12,037	349,314
Stericycle, Inc. (a)	297	16,187
Waste Management, Inc.	18,773	646,354
		1,011,855
Foods – 1.5%
Campbell Soup Co.	7,924	280,113
ConAgra Foods, Inc.	22,174	555,902
Dean Foods Co. (a)	7,509	117,816
General Mills, Inc.	14,431	1,021,571
H.J. Heinz Co.	17,361	791,835
The Hershey Co.	7,347	314,525
Hormel Foods Corp.	5,683	238,743
The J.M. Smucker Co.	7,045	424,532
Kellogg Co.	7,328	391,535
Kraft Foods, Inc. Class A	51,095	1,545,113
The Kroger Co.	21,829	472,816
McCormick & Co., Inc.	8,261	316,892
Safeway, Inc.	19,130	475,572
Sara Lee Corp.	38,237	532,641
SUPERVALU, Inc.	26,394	440,252
Sysco Corp.	8,134	239,953
Tyson Foods, Inc. Class A	48,501	928,794
Whole Foods Market, Inc. (a)	5,725	206,959
		9,295,564
Forest Products & Paper – 0.3%
International Paper Co.	31,387	772,434

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MeadWestvaco Corp.	20,747	$530,086
Plum Creek Timber Co., Inc.	2,863	111,399
Weyerhaeuser Co.	2,919	132,143
		1,546,062
Gas – 0.2%
Nicor, Inc.	8,213	344,289
NiSource, Inc.	15,113	238,785
Sempra Energy	6,961	347,354
		930,428
Hand & Machine Tools – 0.1%
Snap-on, Inc.	2,271	98,425
Stanley Black & Decker Inc.	7,329	420,758
		519,183
Health Care — Products – 2.1%
Baxter International, Inc.	12,961	754,330
Becton, Dickinson & Co.	10,306	811,391
Boston Scientific Corp. (a)	30,104	217,351
C.R. Bard, Inc.	3,482	301,611
CareFusion Corp. (a)	10,590	279,894
Intuitive Surgical, Inc. (a)	889	309,488
Johnson & Johnson	106,352	6,934,150
Medtronic, Inc.	41,948	1,888,918
St. Jude Medical, Inc. (a)	2,891	118,676
Stryker Corp.	9,650	552,173
Varian Medical Systems, Inc. (a)	4,597	254,352
Zimmer Holdings, Inc. (a)	8,615	510,008
		12,932,342
Health Care — Services – 1.1%
Aetna, Inc.	14,820	520,330
CIGNA Corp.	10,392	380,139
Coventry Health Care, Inc. (a)	21,877	540,800
DaVita, Inc. (a)	2,665	168,961
Humana, Inc. (a)	14,094	659,176
Laboratory Corporation of America Holdings (a)	4,442	336,304
Quest Diagnostics, Inc.	4,309	251,172
Tenet Healthcare Corp. (a)	45,797	261,959
Thermo Fisher Scientific, Inc. (a)	15,891	817,433
UnitedHealth Group, Inc. (a)	51,164	1,671,528
WellPoint, Inc. (a)	18,556	1,194,635
		6,802,437
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	4,837	120,006
Home Builders – 0.1%
D.R. Horton, Inc.	22,517	283,714
Lennar Corp. Class A	7,600	130,796
Pulte Group, Inc. (a)	10,473	117,821
		532,331
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	2,369	110,822
Whirlpool Corp.	3,813	332,684
		443,506
Household Products – 0.3%
Avery Dennison Corp.	10,415	379,210
The Clorox Co.	4,343	278,560
Fortune Brands, Inc.	2,863	138,884
Kimberly-Clark Corp.	18,655	1,173,027
		1,969,681
Housewares – 0.0%
Newell Rubbermaid, Inc.	10,938	166,258
Insurance – 3.2%
Aflac, Inc.	21,072	1,143,999
The Allstate Corp.	26,035	841,191
American International Group, Inc. (a)	8,346	284,932
Aon Corp.	8,335	355,988
Assurant, Inc.	7,896	271,465
Berkshire Hathaway, Inc. Class B (a)	67,996	5,526,035
The Chubb Corp.	20,320	1,053,592
Cincinnati Financial Corp.	6,219	179,729
Genworth Financial, Inc. Class A (a)	34,579	634,179
The Hartford Financial Services Group, Inc.	21,052	598,298
Lincoln National Corp.	22,551	692,316
Loews Corp.	13,753	512,712
Marsh & McLennan Cos., Inc.	14,213	347,081
Metlife, Inc.	34,210	1,482,661
Principal Financial Group, Inc.	13,029	380,577
The Progressive Corp.	20,714	395,430
Prudential Financial, Inc.	23,327	1,411,284
Torchmark Corp.	4,837	258,828
The Travelers Cos., Inc.	34,397	1,855,374
Unum Group	23,931	592,771
XL Capital Ltd. Class A	29,168	551,275
		19,369,717
Internet – 1.6%
Akamai Technologies, Inc. (a)	5,626	176,713
Amazon.com, Inc. (a)	10,976	1,489,772
eBay, Inc. (a)	34,977	942,630
Expedia, Inc.	12,535	312,874
Google, Inc. Class A (a)	8,876	5,032,781
McAfee, Inc. (a)	5,330	213,893
Priceline.com, Inc. (a)	1,678	427,890
Symantec Corp. (a)	36,355	615,127
VeriSign, Inc. (a)	15,131	393,557
Yahoo!, Inc. (a)	12,529	207,104
		9,812,341
Iron & Steel – 0.2%
AK Steel Holding Corp.	15,485	353,987
Allegheny Technologies, Inc.	4,145	223,789
Cliffs Natural Resources, Inc.	4,146	294,159
Nucor Corp.	10,956	497,183
United States Steel Corp.	2,042	129,708
		1,498,826
Leisure Time – 0.1%
Carnival Corp.	6,124	238,101
Harley-Davidson, Inc.	7,502	210,581
		448,682
Lodging – 0.1%
Marriott International, Inc. Class A	9,069	285,855
Starwood Hotels & Resorts Worldwide, Inc.	6,515	303,860
Wyndham Worldwide Corp.	6,909	177,768
Wynn Resorts Ltd.	198	15,014
		782,497
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	22,395	1,407,526
Machinery — Diversified – 0.5%
Cummins, Inc.	7,965	493,432
Deere & Co.	14,750	877,035
Eaton Corp.	7,469	565,926
Flowserve Corp.	1,580	174,226
Rockwell Automation, Inc.	9,833	554,188

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roper Industries, Inc.	2,863	$165,596
		2,830,403
Manufacturing – 2.5%
3M Co.	28,722	2,400,297
Danaher Corp.	9,278	741,405
Dover Corp.	6,773	316,638
Eastman Kodak Co. (a)	68,399	396,030
General Electric Co.	432,176	7,865,603
Honeywell International, Inc.	16,582	750,667
Illinois Tool Works, Inc.	15,555	736,685
ITT Corp.	8,765	469,892
Leggett & Platt, Inc.	13,586	294,001
Pall Corp.	2,961	119,891
Parker Hannifin Corp.	9,718	629,143
Textron, Inc.	21,472	455,851
		15,176,103
Media – 2.1%
CBS Corp. Class B	26,057	363,235
Comcast Corp. Class A	99,412	1,870,934
DIRECTV Class A (a)	42,328	1,431,110
Discovery Communications, Inc. Series A (a)	4,800	162,192
Gannett Co., Inc.	51,112	844,370
The McGraw-Hill Cos., Inc.	16,748	597,066
Meredith Corp.	11,225	386,252
New York Times Co. Class A (a)	37,839	421,148
News Corp. Class A	110,367	1,590,388
Scripps Networks Interactive Class A	2,672	118,503
Time Warner Cable, Inc.	9,126	486,507
Time Warner, Inc.	54,515	1,704,684
Viacom, Inc. Class B (a)	8,810	302,888
The Walt Disney Co.	56,412	1,969,343
Washington Post Co. Class B	1,294	574,769
		12,823,389
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	676	85,656
Mining – 0.5%
Alcoa, Inc.	36,026	513,010
Freeport-McMoRan Copper & Gold, Inc.	17,382	1,452,092
Newmont Mining Corp.	17,470	889,747
Titanium Metals Corp. (a)	2,863	47,497
Vulcan Materials Co.	2,665	125,895
		3,028,241
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	6,589	161,101
Xerox Corp.	93,145	908,164
		1,069,265
Oil & Gas – 5.5%
Anadarko Petroleum Corp.	12,538	913,142
Apache Corp.	12,881	1,307,421
Cabot Oil & Gas Corp.	3,507	129,058
Chesapeake Energy Corp.	15,990	378,004
Chevron Corp.	72,308	5,483,116
ConocoPhillips	65,429	3,348,002
Denbury Resources, Inc. (a)	1,974	33,301
Devon Energy Corp.	12,747	821,289
Diamond Offshore Drilling, Inc.	1,678	149,023
EOG Resources, Inc.	2,154	200,193
EQT Corp.	3,897	159,777
Exxon Mobil Corp.	190,937	12,788,960
Helmerich & Payne, Inc.	6,700	255,136
Hess Corp.	7,132	446,107
Marathon Oil Corp.	30,727	972,202
Murphy Oil Corp.	6,811	382,710
Nabors Industries Ltd. (a)	33,865	664,770
Noble Energy, Inc.	7,348	536,404
Occidental Petroleum Corp.	21,605	1,826,487
Pioneer Natural Resources Co.	2,981	167,890
Questar Corp.	8,489	366,725
Range Resources Corp.	99	4,640
Rowan Cos., Inc. (a)	18,099	526,862
Sunoco, Inc.	1,876	55,736
Tesoro Corp.	16,187	224,999
Valero Energy Corp.	17,700	348,690
XTO Energy, Inc.	19,673	928,172
		33,418,816
Oil & Gas Services – 0.8%
Baker Hughes, Inc.	12,996	608,733
BJ Services Co.	5,034	107,728
Cameron International Corp. (a)	6,506	278,847
FMC Technologies, Inc. (a)	3,920	253,350
Halliburton Co.	35,867	1,080,673
National Oilwell Varco, Inc.	30,894	1,253,678
Schlumberger Ltd.	12,761	809,813
Smith International, Inc.	9,081	388,848
		4,781,670
Packaging & Containers – 0.3%
Ball Corp.	3,751	200,228
Bemis Co., Inc.	17,889	513,772
Owens-IIlinois, Inc. (a)	6,416	228,025
Pactiv Corp. (a)	5,528	139,195
Sealed Air Corp.	33,753	711,513
		1,792,733
Pharmaceuticals – 4.0%
Abbott Laboratories	56,922	2,998,651
Allergan, Inc.	10,265	670,510
AmerisourceBergen Corp.	20,507	593,062
Bristol-Myers Squibb Co.	74,647	1,993,075
Cardinal Health, Inc.	20,678	745,028
Cephalon, Inc. (a)	5,364	363,572
DENTSPLY International, Inc.	3,356	116,957
Eli Lilly & Co.	37,404	1,354,773
Express Scripts, Inc. (a)	4,543	462,296
Forest Laboratories, Inc. (a)	29,216	916,214
Gilead Sciences, Inc. (a)	27,435	1,247,744
Hospira, Inc. (a)	6,317	357,858
King Pharmaceuticals, Inc. (a)	43,168	507,656
Mead Johnson Nutrition Co.	6,712	349,225
Medco Health Solutions, Inc. (a)	21,813	1,408,247
Merck & Co., Inc.	110,183	4,115,335
Mylan, Inc. (a)	11,647	264,503
Patterson Cos., Inc.	1,086	33,720
Pfizer, Inc.	339,492	5,822,288
Watson Pharmaceuticals, Inc. (a)	3,356	140,180
		24,460,894
Pipelines – 0.3%
El Paso Corp.	32,590	353,275
ONEOK, Inc.	8,300	378,895
Spectra Energy Corp.	17,964	404,729
The Williams Cos., Inc.	19,148	442,319
		1,579,218
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,587	136,104

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.6%
Apartment Investment & Management Co. Class A	1,585	$29,180
AvalonBay Communities, Inc.	491	42,398
Boston Properties, Inc.	5,133	387,233
Equity Residential	7,056	276,242
HCP, Inc.	11,735	387,255
Health Care REIT, Inc.	2,172	98,240
Host Hotels & Resorts, Inc.	14,227	208,426
Kimco Realty Corp.	10,167	159,012
ProLogis	23,294	307,481
Public Storage	3,633	334,200
Simon Property Group, Inc.	5,875	492,912
Ventas, Inc.	5,725	271,823
Vornado Realty Trust	4,423	334,821
		3,329,223
Retail – 4.1%
Abercrombie & Fitch Co. Class A	3,934	179,548
AutoNation, Inc. (a)	25,399	459,214
AutoZone, Inc. (a)	1,382	239,210
Bed Bath & Beyond, Inc. (a)	10,364	453,529
Best Buy Co., Inc.	11,492	488,870
Big Lots, Inc. (a)	15,604	568,298
Coach, Inc.	19,045	752,658
Costco Wholesale Corp.	17,076	1,019,608
CVS Caremark Corp.	16,494	603,021
Darden Restaurants, Inc.	3,554	158,295
Family Dollar Stores, Inc.	4,935	180,670
GameStop Corp. Class A (a)	20,751	454,654
The Gap, Inc.	23,590	545,165
The Home Depot, Inc.	57,597	1,863,263
J.C. Penney Co., Inc.	11,729	377,322
Kohl's Corp. (a)	12,930	708,305
Limited Brands, Inc.	19,050	469,011
Lowe's Cos., Inc.	47,095	1,141,583
Macy's, Inc.	26,551	578,015
McDonald's Corp.	17,230	1,149,586
Nordstrom, Inc.	7,008	286,277
O'Reilly Automotive, Inc. (a)	2,073	86,465
Office Depot, Inc. (a)	60,055	479,239
Polo Ralph Lauren Corp.	4,250	361,420
RadioShack Corp.	16,548	374,481
Ross Stores, Inc.	11,196	598,650
Sears Holdings Corp. (a)	5,954	645,592
Staples, Inc.	30,165	705,559
Starbucks Corp. (a)	32,177	780,936
Target Corp.	32,886	1,729,804
Tiffany & Co.	4,702	223,298
The TJX Cos., Inc.	22,853	971,710
Urban Outfitters, Inc. (a)	4,800	182,544
Wal-Mart Stores, Inc.	71,822	3,993,303
Walgreen Co.	29,957	1,111,105
Yum! Brands, Inc.	1,735	66,502
		24,986,710
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	20,530	290,705
People's United Financial, Inc.	11,351	177,529
		468,234
Semiconductors – 1.8%
Advanced Micro Devices, Inc. (a)	21,657	200,760
Altera Corp.	16,886	410,499
Analog Devices, Inc.	18,654	537,608
Applied Materials, Inc.	42,639	574,774
Broadcom Corp. Class A	17,314	574,479
Intel Corp.	191,423	4,261,076
KLA-Tencor Corp.	13,189	407,804
Linear Technology Corp.	8,205	232,037
LSI Corp. (a)	42,228	258,435
MEMC Electronic Materials, Inc. (a)	987	15,131
Microchip Technology, Inc.	6,021	169,551
Micron Technology, Inc. (a)	36,717	381,490
National Semiconductor Corp.	6,712	96,988
Novellus Systems, Inc. (a)	5,654	141,350
NVIDIA Corp. (a)	25,326	440,166
QLogic Corp. (a)	4,741	96,242
Teradyne, Inc. (a)	49,350	551,240
Texas Instruments, Inc.	48,974	1,198,394
Xilinx, Inc.	16,456	419,628
		10,967,652
Software – 2.7%
Adobe Systems, Inc. (a)	16,040	567,335
Autodesk, Inc. (a)	7,707	226,740
BMC Software, Inc. (a)	6,712	255,056
CA, Inc.	13,673	320,905
Citrix Systems, Inc. (a)	5,677	269,487
Compuware Corp. (a)	7,107	59,699
Dun & Bradstreet Corp.	1,096	81,564
Electronic Arts, Inc. (a)	4,837	90,258
Fidelity National Information Services, Inc.	16,100	377,384
Fiserv, Inc. (a)	4,738	240,501
Intuit, Inc. (a)	15,950	547,723
Microsoft Corp.	325,495	9,527,239
Novell, Inc. (a)	22,225	133,128
Oracle Corp.	139,357	3,580,081
Red Hat, Inc. (a)	6,021	176,235
Salesforce.com, Inc. (a)	2,961	220,447
		16,673,782
Telecommunications – 3.2%
American Tower Corp. Class A (a)	3,399	144,831
AT&T, Inc.	236,609	6,113,977
CenturyTel, Inc.	11,457	406,265
Cisco Systems, Inc. (a)	171,442	4,462,635
Corning, Inc.	32,817	663,232
Frontier Communications Corp.	27,933	207,822
Harris Corp.	9,870	468,726
JDS Uniphase Corp. (a)	42,423	531,560
Juniper Networks, Inc. (a)	11,849	363,527
MetroPCS Communications, Inc. (a)	7,074	50,084
Motorola, Inc. (a)	65,194	457,662
Qualcomm, Inc.	45,900	1,927,341
Qwest Communications International, Inc.	121,126	632,278
Sprint Nextel Corp. (a)	93,173	354,057
Tellabs, Inc.	26,804	202,906
Verizon Communications, Inc.	67,955	2,107,964
Windstream Corp.	41,866	455,921
		19,550,788
Textiles – 0.0%
Cintas Corp.	3,778	106,124
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	2,961	113,347
Mattel, Inc.	14,870	338,144
		451,491
Transportation – 1.0%
C.H. Robinson Worldwide, Inc.	1,580	88,243
CSX Corp.	12,069	614,312

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	10,826	$399,696
FedEx Corp.	9,180	857,412
Norfolk Southern Corp.	12,813	716,119
Ryder System, Inc.	4,738	183,645
Union Pacific Corp.	7,246	531,132
United Parcel Service, Inc. Class B	43,730	2,816,649
		6,207,208
TOTAL COMMON STOCK (Cost $273,250,781)		394,707,328
TOTAL EQUITIES (Cost $273,250,781)		394,707,328
	Principal Amount
BONDS & NOTES – 34.8%
CORPORATE DEBT – 15.0%
Advertising – 0.1%
Interpublic Group of Cos. 10.000% 7/15/17	$75,000	84,844
WPP Finance 8.000% 9/15/14	430,000	494,065
		578,909
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	276,967
Goodrich Corp. 6.125% 3/01/19	110,000	119,540
Lockheed Martin Corp. 5.500% 11/15/39	245,000	239,042
		635,549
Agriculture – 0.1%
Cargill, Inc. (b) 5.200% 1/22/13	650,000	691,466
Banks – 1.1%
Bank of America Corp. 2.100% 4/30/12	500,000	509,208
Bank of America Corp. 4.250% 10/01/10	800,000	814,452
Bank of America Corp. Series L (c) 5.650% 5/01/18	320,000	323,734
Barclays Bank PLC 5.200% 7/10/14	660,000	704,773
Barclays Bank PLC 6.750% 5/22/19	240,000	265,510
Capital One Financial Corp. 7.375% 5/23/14	170,000	194,265
Credit Suisse AG 5.400% 1/14/20	365,000	367,853
Credit Suisse New York 5.500% 5/01/14	125,000	136,054
HSBC Finance Corp. 6.375% 10/15/11	965,000	1,026,744
HSBC Holdings PLC 6.500% 9/15/37	325,000	336,889
ICICI Bank Ltd. (b) 5.500% 3/25/15	340,000	345,004
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	265,000	266,701
UBS AG 5.750% 4/25/18	275,000	281,688
Wachovia Bank NA 6.600% 1/15/38	300,000	308,662
Wachovia Corp. 5.300% 10/15/11	325,000	343,863
Wachovia Corp. 5.750% 6/15/17	345,000	367,401
Wells Fargo & Co. 3.625% 4/15/15	170,000	168,673
		6,761,474
Beverages – 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	314,954
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	152,105
The Coca-Cola Co. 5.350% 11/15/17	275,000	302,540
Diageo Finance BV 3.875% 4/01/11	325,000	334,018
Foster's Finance Corp. (b) 6.875% 6/15/11	835,000	881,888
		1,985,505
Building Materials – 0.1%
CRH America, Inc. 8.125% 7/15/18	45,000	52,992
Masco Corp. 7.125% 8/15/13	200,000	213,687
Masco Corp. 7.125% 3/15/20	45,000	45,458
Owens Corning, Inc. 9.000% 6/15/19	55,000	64,812
		376,949
Chemicals – 0.3%
Airgas, Inc. 4.500% 9/15/14	250,000	258,014
Airgas, Inc. (b) 7.125% 10/01/18	185,000	203,500
Ashland, Inc. (b) 9.125% 6/01/17	40,000	44,800
Cytec Industries, Inc. 8.950% 7/01/17	75,000	90,519
The Dow Chemical Co. 7.600% 5/15/14	35,000	39,956
The Dow Chemical Co. 8.550% 5/15/19	65,000	78,633
The Dow Chemical Co. 9.400% 5/15/39	125,000	167,555
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	33,341
Ecolab, Inc. 4.875% 2/15/15	750,000	801,553
Valspar Corp. 7.250% 6/15/19	125,000	141,085
		1,858,956
Coal – 0.0%
Consol Energy, Inc. (b) 8.250% 4/01/20	35,000	35,962
Commercial Services – 0.3%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	251,227
Deluxe Corp. 7.375% 6/01/15	95,000	95,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	400,000	400,879
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	241,081
Equifax, Inc. 7.000% 7/01/37	275,000	293,695
ERAC USA Finance LLC (b) 6.700% 6/01/34	320,000	309,449
		1,591,331
Computers – 0.1%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	40,000	40,700
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	20,000	20,400

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computer Sciences Corp. 5.500% 3/15/13	$135,000	$145,007
Electronic Data Systems LLC Series B 6.000% 8/01/13	310,000	346,771
EMC Corp., Convertible 1.750% 12/01/13	250,000	312,500
		865,378
Diversified Financial – 3.4%
American Express Co. 6.150% 8/28/17	230,000	248,269
American Express Co. 7.250% 5/20/14	120,000	135,992
American Express Co. 8.125% 5/20/19	135,000	163,512
American Express Credit Corp. 7.300% 8/20/13	690,000	774,465
American General Finance Corp. 6.500% 9/15/17	225,000	191,765
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	635,629
BlackRock, Inc. 5.000% 12/10/19	90,000	90,092
BlackRock, Inc. 6.250% 9/15/17	225,000	247,498
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	480,674
Citigroup, Inc. 5.500% 10/15/14	185,000	191,458
Citigroup, Inc. 5.500% 2/15/17	500,000	494,013
Citigroup, Inc. 6.375% 8/12/14	370,000	395,272
Citigroup, Inc. 6.500% 8/19/13	420,000	452,765
Citigroup, Inc. 8.125% 7/15/39	180,000	207,793
Eaton Vance Corp. 6.500% 10/02/17	85,000	91,538
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	4,250,000	4,333,011
GATX Financial Corp. 5.125% 4/15/10	1,000,000	1,000,807
General Electric Capital Corp. 2.800% 1/08/13	300,000	303,623
General Electric Capital Corp. 3.500% 8/13/12	375,000	387,519
General Electric Capital Corp. 5.375% 10/20/16	475,000	502,980
General Electric Capital Corp. 5.900% 5/13/14	300,000	330,074
General Electric Capital Corp. 6.000% 8/07/19	145,000	153,217
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	822,008
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	799,269
The Goldman Sachs Group, Inc. 6.125% 2/15/33	275,000	271,809
The Goldman Sachs Group, Inc. 6.750% 10/01/37	210,000	209,736
HSBC Finance Corp. 5.900% 6/19/12	40,000	43,018
JP Morgan Chase & Co. FRN 0.487% 6/15/12	750,000	753,786
JP Morgan Chase & Co. 2.625% 12/01/10	750,000	760,846
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	49,573
Lazard Group LLC 6.850% 6/15/17	360,000	366,339
Lazard Group LLC 7.125% 5/15/15	430,000	451,499
Merrill Lynch & Co., Inc. (c) 5.450% 2/05/13	950,000	1,005,109
Morgan Stanley FRN 0.530% 2/10/12	1,000,000	1,005,874
Morgan Stanley 4.200% 11/20/14	675,000	676,489
Morgan Stanley 5.450% 1/09/17	265,000	268,685
SLM Corp. 5.000% 10/01/13	230,000	219,733
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	90,537
Textron Financial Corp. 5.125% 11/01/10	580,000	588,792
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	475,000	476,188
		20,671,256
Electric – 1.0%
Allegheny Energy Supply (b) 8.250% 4/15/12	275,000	303,306
Ameren Corp. 8.875% 5/15/14	345,000	398,078
CMS Energy Corp. 6.250% 2/01/20	45,000	44,467
CMS Energy Corp. 6.300% 2/01/12	10,000	10,439
CMS Energy Corp. 8.500% 4/15/11	600,000	633,095
Entergy Gulf States, Inc. 5.250% 8/01/15	97,000	96,782
IPALCO Enterprises, Inc 8.625% 11/14/11	100,000	106,500
Kansas Gas & Electric Co. 5.647% 3/29/21	274,571	275,155
MidAmerican Funding LLC 6.750% 3/01/11	145,000	152,820
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	283,877	293,103
Monongahela Power 6.700% 6/15/14	400,000	432,291
Nevada Power Co. Series L 5.875% 1/15/15	450,000	490,190
Nevada Power Co. Series N 6.650% 4/01/36	135,000	143,390
NRG Energy, Inc. 8.500% 6/15/19	175,000	177,188
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	16,852
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	46,801
PPL Energy Supply LLC 6.300% 7/15/13	350,000	383,700
Tenaska Oklahoma (b) 6.528% 12/30/14	332,651	320,147
TransAlta Corp. (c) 5.750% 12/15/13	1,000,000	1,081,949

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	$296,524	$299,389
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	233,640
		5,939,282
Electrical Components & Equipment – 0.1%
Anixter Inc. 5.950% 3/01/15	510,000	489,600
Electronics – 0.1%
Amphenol Corp. 4.750% 11/15/14	100,000	102,869
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	221,970
		324,839
Entertainment – 0.1%
Peninsula Gaming LLC (b) 8.375% 8/15/15	280,000	279,300
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	425,000	440,994
Republic Services, Inc. (b) 5.000% 3/01/20	245,000	240,249
Republic Services, Inc. (b) 5.250% 11/15/21	125,000	123,571
		804,814
Foods – 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	224,885
Kraft Foods, Inc. 4.125% 2/09/16	280,000	283,726
Kraft Foods, Inc. 5.375% 2/10/20	290,000	294,743
Kraft Foods, Inc. 6.500% 2/09/40	310,000	321,247
The Kroger Co. 7.500% 1/15/14	150,000	173,204
Sara Lee Corp. 3.875% 6/15/13	140,000	145,617
		1,443,422
Forest Products & Paper – 0.3%
International Paper Co. 7.300% 11/15/39	110,000	117,552
International Paper Co. 9.375% 5/15/19	295,000	368,779
The Mead Corp. 7.550% 3/01/47	270,000	256,536
P.H. Glatfelter Co. (b) 7.125% 5/01/16	275,000	270,187
Rock-Tenn Co. 5.625% 3/15/13	105,000	107,887
Rock-Tenn Co. 8.200% 8/15/11	390,000	408,525
Rock-Tenn Co. 9.250% 3/15/16	100,000	109,000
Verso Paper Holdings LLC (b) 11.500% 7/01/14	35,000	37,800
		1,676,266
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	393,994
Southwest Gas Corp. 8.375% 2/15/11	205,000	216,373
		610,367
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	310,000	327,202
Health Care — Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	185,000	201,397
Beckman Coulter, Inc. 7.000% 6/01/19	150,000	168,522
Boston Scientific Corp. 4.500% 1/15/15	680,000	651,691
Boston Scientific Corp. 6.000% 1/15/20	170,000	160,598
Boston Scientific Corp. 7.375% 1/15/40	85,000	80,257
		1,262,465
Health Care — Services – 0.1%
HCA, Inc. (b) 7.875% 2/15/20	75,000	78,516
HCA, Inc. (b) 8.500% 4/15/19	350,000	376,469
Roche Holdings, Inc. (b) 5.000% 3/01/14	280,000	302,436
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	66,307
		823,728
Holding Company — Diversified – 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	228,372
Leucadia National Corp. (c) 7.750% 8/15/13	1,150,000	1,196,000
		1,424,372
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	91,000	91,099
Toro Co. 7.800% 6/15/27	165,000	171,334
Whirlpool Corp. 8.600% 5/01/14	90,000	104,448
		366,881
Insurance – 0.4%
Aflac, Inc. 8.500% 5/15/19	110,000	132,446
The Allstate Corp. 7.450% 5/16/19	35,000	41,071
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	150,000	148,384
Berkshire Hathaway, Inc. 3.200% 2/11/15	505,000	509,311
CNA Financial Corp. 7.350% 11/15/19	180,000	188,123
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	287,292
Lincoln National Corp. 6.300% 10/09/37	220,000	216,609
Lincoln National Corp. 8.750% 7/01/19	250,000	305,693
MetLife, Inc. Series A 6.817% 8/15/18	45,000	49,918
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	144,103
Prudential Financial, Inc. 3.875% 1/14/15	210,000	209,605
Prudential Financial, Inc. 4.750% 9/17/15	375,000	385,976
		2,618,531
Investment Companies – 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	203,453

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel – 0.5%
AK Steel Corp. 7.750% 6/15/12	$265,000	$266,325
Allegheny Technologies, Inc. 9.375% 6/01/19	150,000	174,528
ArcelorMittal 7.000% 10/15/39	185,000	189,992
ArcelorMittal (c) 9.000% 2/15/15	555,000	662,851
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	410,000	432,550
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	249,125
Reliance Steel & Aluminum Co. 6.850% 11/15/36	430,000	377,077
Steel Dynamics, Inc. 7.375% 11/01/12	695,000	722,800
		3,075,248
Lodging – 0.1%
Marriott International, Inc. 6.200% 6/15/16	775,000	811,674
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	33,000	34,650
		846,324
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	600,000	631,500
Roper Industries, Inc. 6.625% 8/15/13	420,000	468,092
		1,099,592
Manufacturing – 0.2%
Illinois Tool Works, Inc. 5.150% 4/01/14	290,000	316,564
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	202,420
ITT Corp. 4.900% 5/01/14	200,000	212,401
ITT Corp. 6.125% 5/01/19	200,000	216,541
Tyco Electronics Group SA 6.000% 10/01/12	225,000	242,264
Tyco Electronics Group SA 6.550% 10/01/17	200,000	220,037
		1,410,227
Media – 0.7%
CBS Corp. 6.625% 5/15/11	480,000	504,078
CBS Corp. 7.875% 7/30/30	210,000	231,429
Cox Communications, Inc. 6.750% 3/15/11	700,000	732,892
Echostar DBS Corp. 7.125% 2/01/16	425,000	432,969
News America, Inc. 6.900% 8/15/39	230,000	251,080
Rogers Communications, Inc. 5.500% 3/15/14	200,000	215,061
Rogers Communications, Inc. 7.500% 8/15/38	90,000	105,425
Scholastic Corp. 5.000% 4/15/13	320,000	311,200
Thomson Corp. 5.700% 10/01/14	650,000	718,549
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	115,391
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	311,703
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	54,454
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	80,612
Viacom, Inc. 6.250% 4/30/16	195,000	215,437
		4,280,280
Metal Fabricate & Hardware – 0.0%
The Timken Co. 6.000% 9/15/14	125,000	132,934
Mining – 0.3%
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	330,000	362,734
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	327,275
Teck Resources Ltd. 7.000% 9/15/12	325,000	349,781
Teck Resources Ltd. 9.750% 5/15/14	365,000	432,525
Teck Resources Ltd. 10.250% 5/15/16	75,000	89,250
Teck Resources Ltd. 10.750% 5/15/19	50,000	61,250
Vale Overseas Ltd. 6.250% 1/23/17	305,000	330,678
Vale Overseas Ltd. 6.875% 11/10/39	65,000	67,350
		2,020,843
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	150,000	151,239
Xerox Corp. 5.500% 5/15/12	225,000	238,658
Xerox Corp. 5.625% 12/15/19	10,000	10,279
Xerox Corp. 8.250% 5/15/14	50,000	58,056
		458,232
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	455,000	468,023
Oil & Gas – 0.8%
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	290,000	330,962
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	225,062
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	183,199
Newfield Exploration Co. 6.875% 2/01/20	615,000	619,612
Noble Holding International Ltd. 7.375% 3/15/14	450,000	516,527
Pemex Project Funding Master Trust 6.625% 6/15/38	207,000	200,688
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	236,177
The Premcor Refining Group, Inc. 6.750% 5/01/14	230,000	235,175
Shell International Finance 5.625% 6/27/11	50,000	52,951
Talisman Energy, Inc. 7.750% 6/01/19	205,000	244,268

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tesoro Corp. 6.500% 6/01/17	$215,000	$197,800
Transocean, Inc., Convertible 1.500% 12/15/37	250,000	244,063
Valero Energy Corp. 4.500% 2/01/15	235,000	235,430
Valero Energy Corp. 6.125% 2/01/20	200,000	200,051
XTO Energy, Inc. 4.900% 2/01/14	850,000	924,108
		4,646,073
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	168,000
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	300,000	252,750
		420,750
Packaging & Containers – 0.2%
Ball Corp. 7.125% 9/01/16	240,000	255,000
Packaging Corporation of America 5.750% 8/01/13	185,000	196,859
Pactiv Corp. 5.875% 7/15/12	230,000	245,249
Pactiv Corp. 6.400% 1/15/18	200,000	211,127
Sealed Air Corp. (b) 5.625% 7/15/13	200,000	211,362
Sealed Air Corp. (b) 6.875% 7/15/33	145,000	133,287
		1,252,884
Pharmaceuticals – 0.1%
Abbott Laboratories (c) 5.600% 11/30/17	125,000	137,620
Express Scripts, Inc. 6.250% 6/15/14	650,000	720,157
		857,777
Pipelines – 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	180,318
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	214,277
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	25,639
Enbridge, Inc. (c) 5.800% 6/15/14	775,000	854,055
Enogex LLC (b) 6.875% 7/15/14	590,000	631,813
Enterprise Products Operating LP 7.500% 2/01/11	175,000	183,179
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	156,766
Kern River Funding Corp. (b) 4.893% 4/30/18	494,250	521,233
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	139,613
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	122,917
Kinder Morgan Energy Partners LP 6.950% 1/15/38	440,000	476,622
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	100,000	103,082
Plains All American Pipeline Co. 5.625% 12/15/13	520,000	560,269
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	380,830
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	225,000	244,484
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	260,392
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	189,885
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	129,601
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	350,000	399,660
Williams Partners LP (b) 5.250% 3/15/20	365,000	365,744
		6,140,379
Real Estate – 0.0%
Brookfield Asset Management, Inc. 7.125% 6/15/12	125,000	133,613
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	100,000	104,000
Simon Property Group LP 4.200% 2/01/15	50,000	50,127
Simon Property Group LP 5.650% 2/01/20	150,000	146,346
		300,473
Retail – 0.2%
CVS Caremark Corp. 6.125% 9/15/39	175,000	173,929
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	128,800
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	275,791
McDonald's Corp. 6.300% 10/15/37	100,000	108,283
Nordstrom, Inc. 6.750% 6/01/14	95,000	106,675
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	368,667
		1,162,145
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	512,825
Washington Mutual Bank (a) (d) 5.650% 8/15/14	775,000	4,844
		517,669
Software – 0.0%
CA, Inc. 5.375% 12/01/19	90,000	90,971
Oracle Corp. 6.125% 7/08/39	125,000	133,063
		224,034
Storage & Warehousing – 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	510,000	521,475

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications – 0.8%
America Movil SAB de CV (b) 5.000% 3/30/20	$130,000	$128,163
America Movil SAB de CV (b) 6.125% 3/30/40	135,000	131,921
AT&T, Inc. (c) 6.500% 9/01/37	300,000	311,082
British Telecom PLC STEP 9.625% 12/15/30	55,000	69,260
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	450,000	520,524
CenturyTel, Inc. 5.500% 4/01/13	215,000	225,665
CenturyTel, Inc. 6.150% 9/15/19	140,000	138,682
CenturyTel, Inc. 7.600% 9/15/39	205,000	197,611
Cisco Systems, Inc. 5.500% 1/15/40	300,000	287,691
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	76,843
Embarq Corp. 7.082% 6/01/16	110,000	119,806
Qwest Corp. 7.875% 9/01/11	750,000	795,000
Qwest Corp. 8.875% 3/15/12	600,000	657,000
Rogers Communications, Inc. 6.375% 3/01/14	350,000	388,418
Rogers Communications, Inc. 6.800% 8/15/18	20,000	22,751
Telecom Italia Capital 6.000% 9/30/34	45,000	39,921
Telecom Italia Capital 6.175% 6/18/14	340,000	363,424
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	178,488
Windstream Corp. 7.875% 11/01/17	285,000	280,725
		4,932,975
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	427,000
Transportation – 0.1%
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	204,641
Canadian National Railway Co. 5.850% 11/15/17	140,000	153,159
Canadian National Railway Co. 6.375% 11/15/37	190,000	209,500
CSX Corp. 7.250% 5/01/27	50,000	55,534
Ryder System, Inc. 5.000% 6/15/12	100,000	105,028
		727,862
Trucking & Leasing – 0.1%
GATX Corp. 4.750% 5/15/15	85,000	84,365
GATX Corp. 8.750% 5/15/14	480,000	550,569
		634,934
TOTAL CORPORATE DEBT (Cost $87,616,445)		91,339,003
MUNICIPAL OBLIGATIONS – 0.2%
Municipal – 0.2%
North Texas Tollway Authority 6.718% 1/01/49	620,000	650,231
State of California 5.950% 4/01/16	175,000	181,956
State of California 7.550% 4/01/39	120,000	124,065
		956,252
TOTAL MUNICIPAL OBLIGATIONS (Cost $917,537)		956,252
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.1%
Automobile ABS – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.460% 3/20/12	450,000	443,093
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.280% 3/15/11	7,867	7,866
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	236,920	238,384
		689,343
Commercial MBS – 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (c) 5.744% 2/10/51	775,000	737,334
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	650,000	651,813
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	349,912
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (c) 5.205% 2/11/44	900,000	921,323
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	600,000	615,110
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	350,000	344,423
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	525,000	510,425
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	775,000	779,862

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	$575,000	$574,949
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	450,000	461,777
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.216% 2/15/41	785,000	331,859
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.236% 5/15/41	750,000	764,955
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	505,545
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	500,000	486,022
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (c) 5.610% 4/15/49	1,025,000	1,037,358
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	500,000	529,824
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	665,735
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (c) 5.857% 2/15/51	1,200,000	1,246,875
		11,515,101
Home Equity ABS – 0.1%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.606% 7/25/35	296,202	270,571
Student Loans ABS – 0.6%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $437,525), Series 2005-2A, Class 2B1 FRN (b) (e) 1.254% 9/20/10	430,000	437,525
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.346% 5/25/36	147,531	140,506
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.298% 3/28/17	499,868	496,450
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (e) 0.871% 6/20/14	950,000	440,135
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.229% 4/25/14	122,968	122,948
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.649% 7/27/20	507,256	506,197
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.567% 12/15/16	125,000	124,915
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.614% 9/15/28	350,000	350,000
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.614% 1/27/42	500,000	480,000
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 1.731% 9/15/28	200,000	186,000
SLM Student Loan Trust, Series 2003-5, Class A6 FRN 1.731% 6/17/30	225,000	211,515
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	300,000	299,796
		3,795,987
WL Collateral CMO – 0.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.320% 7/20/36	195,278	180,974
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	49,698	41,815
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	31,834	24,384
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	67,568	59,242
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.427% 1/19/38	554,722	307,222
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	524,477	272,772
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.613% 8/25/34	129,157	86,012

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	$189,284	$118,270
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.585% 7/25/33	9,903	9,074
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.666% 2/25/34	19,160	16,847
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.403% 2/25/34	1,125	998
Morgan Stanley Reremic Trust 3.000% 7/17/56	419,859	416,710
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (c) 0.426% 6/25/46	1,049,255	364,841
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.436% 4/25/46	649,689	319,231
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.965% 3/25/34	85,281	73,613
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	124,763	114,073
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.871% 4/25/44	222,286	130,662
		2,536,740
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.902% 6/25/32	74,908	63,154
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,078,155)		18,870,896
SOVEREIGN DEBT OBLIGATIONS – 0.1%
Poland Government International Bond 6.375% 7/15/19	230,000	251,965
Republic of Brazil International Bond 5.625% 1/07/41	170,000	158,525
		410,490
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $395,259)		410,490
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 12.4%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	368,584	413,085
Pass-Through Securities – 12.3%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	2,493,658	2,687,696
Pool #G18090 5.500% 12/01/20	137,188	147,777
Pool #J00746 5.500% 12/01/20	1,671,769	1,801,854
Pool #G18101 5.500% 2/01/21	1,111,049	1,196,113
Pool #J01117 5.500% 2/01/21	65,632	70,698
Pool #J01254 5.500% 2/01/21	753,579	812,806
Pool #E85346 6.000% 9/01/16	75,090	81,411
Pool #E85389 6.000% 9/01/16	38,242	41,481
Pool #E85542 6.000% 10/01/16	60,610	65,582
Pool #G11431 6.000% 2/01/18	65,737	71,396
Pool #E85089 6.500% 8/01/16	166,845	180,642
Pool #E85301 6.500% 9/01/16	53,410	57,864
Pool #C55867 7.500% 2/01/30	192,761	211,355
Pool #C01079 7.500% 10/01/30	32,537	35,673
Pool #C01135 7.500% 2/01/31	124,770	136,776
Pool #C00470 8.000% 8/01/26	60,082	66,549
Pool #G00924 8.000% 3/01/28	73,057	80,887
Pool #554904 9.000% 3/01/17	1,581	1,764
Federal National Mortgage Association
Pool #725692 3.919% 10/01/33	293,408	301,906
Pool #888586 3.940% 10/01/34	555,015	573,003
Pool #255807 5.500% 8/01/20	3,025,492	3,257,604
Pool #813926 5.500% 11/01/20	389,202	419,061
Pool #555880 5.500% 11/01/33	448,474	475,242
Pool #785171 5.500% 7/01/34	232,152	245,610
Pool #825454 5.500% 6/01/35	1,438,615	1,527,629
Pool #832972 5.500% 9/01/35	1,239,271	1,316,532
Pool #884218 5.500% 5/01/36	2,452,112	2,585,063
Pool #522294 5.625% 7/15/37	2,075,000	2,172,966
Pool #586036 6.000% 5/01/16	4,925	5,307
Pool #587994 6.000% 6/01/16	79,959	86,444
Pool #564594 7.000% 1/01/31	32,297	36,331
Pool #572844 7.000% 4/01/31	143,268	161,277
Pool #253795 7.000% 5/01/31	278,413	313,294
Pool #499386 7.500% 9/01/29	6,055	6,646
Pool #510375 7.500% 9/01/29	2,917	3,204
Pool #511380 7.500% 9/01/29	3,430	3,770
Pool #515935 7.500% 9/01/29	10,911	11,953
Pool #504345 7.500% 11/01/29	4,771	5,242

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #521006 7.500% 12/01/29	$2,030	$2,230
Pool #522769 7.500% 12/01/29	366	402
Pool #252981 7.500% 1/01/30	31,970	35,097
Pool #524874 7.500% 2/01/30	1,402	1,524
Pool #531196 7.500% 2/01/30	2,137	2,347
Pool #524317 7.500% 3/01/30	8,554	9,386
Pool #530299 7.500% 3/01/30	3,323	3,649
Pool #530520 7.500% 3/01/30	22,889	25,006
Pool #253183 7.500% 4/01/30	11,926	13,063
Pool #531574 7.500% 4/01/30	21,838	23,936
Pool #537797 7.500% 4/01/30	8,574	9,418
Pool #253265 7.500% 5/01/30	17,424	19,083
Pool #529690 8.000% 2/01/30	7,811	8,656
Pool #536999 8.000% 3/01/30	797	883
Pool #502394 8.000% 4/01/30	807	892
Pool #526380 8.000% 5/01/30	10,336	11,469
Pool #536949 8.000% 5/01/30	4,589	5,089
Pool #539760 8.000% 5/01/30	12,913	14,332
Pool #535351 8.000% 6/01/30	11,009	12,211
Pool #543122 8.000% 6/01/30	4,156	4,613
Pool #253481 8.000% 10/01/30	10,643	11,809
Pool #569911 8.000% 3/01/31	7,295	8,077
Pool #190317 8.000% 8/01/31	4,026	4,466
Pool #596656 8.000% 8/01/31	2,432	2,682
Pool #602008 8.000% 8/01/31	11,983	13,291
Government National Mortgage Association
Pool #343751 7.000% 4/15/23	1,073	1,186
Pool #349496 7.000% 5/15/23	7,473	8,246
Pool #359587 7.000% 6/15/23	1,391	1,530
Pool #337539 7.000% 7/15/23	2,402	2,652
Pool #363066 7.000% 8/15/23	38,084	42,033
Pool #368814 7.000% 10/15/23	19,582	21,644
Pool #354674 7.000% 10/15/23	24,530	27,067
Pool #362651 7.000% 10/15/23	44,085	48,674
Pool #371967 7.000% 11/15/23	2,011	2,222
Pool #352021 7.000% 11/15/23	17,860	19,736
Pool #591581 7.000% 8/15/32	17,253	19,101
Pool #307818 7.250% 6/20/21	95,674	105,388
Pool #326248 7.250% 3/20/22	32,575	36,092
Pool #326261 7.250% 4/20/22	51,148	56,596
Pool #326278 7.250% 5/20/22	108,673	120,496
Pool #203811 7.500% 4/15/17	1,067	1,119
Pool #205884 7.500% 5/15/17	43,551	47,119
Pool #213760 7.500% 6/15/17	21,367	23,104
Pool #198100 7.500% 9/15/17	27,395	29,656
Government National Mortgage Association TBA
Pool #5485 4.500% 4/01/39 (f)	15,059,000	15,228,414
Pool #11555 5.000% 4/01/38 (f)	36,095,000	37,502,142
New Valley Generation IV 4.687% 1/15/22	293,771	292,557
		75,136,793
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $74,382,743)		75,549,878
U.S. TREASURY OBLIGATIONS – 4.0%
U.S. Treasury Bonds & Notes – 4.0%
U.S. Treasury Bond (c) 4.375% 2/15/38	3,105,000	2,953,631
U.S. Treasury Note (g) 1.375% 2/15/12	2,675,000	2,696,212
U.S. Treasury Note (c) (g) 2.500% 3/31/13	4,970,000	5,107,063
U.S. Treasury Note (c) 2.625% 2/29/16	1,255,000	1,233,675
U.S. Treasury Note (c) 3.500% 2/15/18	11,915,000	11,952,235
U.S. Treasury Principal Strip (c) 0.010% 2/15/28	1,540,000	642,692
		24,585,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,668,161)		24,585,508
TOTAL BONDS & NOTES (Cost $209,058,300)		211,712,027
TOTAL LONG-TERM INVESTMENTS (Cost $482,309,081)		606,419,355
SHORT-TERM INVESTMENTS – 9.9%
Commercial Paper – 9.6% (h)
Altria Group, Inc. 0.320% 5/18/10	2,650,000	2,648,893
Altria Group, Inc. 0.340% 5/20/10	2,650,000	2,648,774
Bemis Co., Inc. (b) 0.250% 5/03/10	3,000,000	2,999,333
BMW US Capital LLC (b) 0.290% 4/07/10	2,600,000	2,599,874
BMW US Capital LLC (b) 0.300% 4/15/10	280,000	279,967
BMW US Capital LLC (b) 0.330% 4/09/10	1,370,000	1,369,899
Duke Energy Corp. (b) 0.280% 5/13/10	5,000,000	4,998,367
Eaton Corp. (b) 0.350% 5/25/10	2,000,000	1,998,950
Elsevier Financial SA (b) 0.350% 4/21/10	4,000,000	3,999,222
Equifax, Inc. (b) 0.250% 4/06/10	3,000,000	2,999,896
FPL Group Capital, Inc. (b) 0.370% 4/19/10	4,900,000	4,899,093
Henkel Corp. (b) 0.350% 4/07/10	2,230,000	2,229,870
Lincoln National Corp. (b) 0.280% 6/09/10	1,700,000	1,699,088
Omnicom Capital, Inc. (b) 0.380% 4/22/10	2,000,000	1,999,557

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co. (b) 0.270% 4/13/10	$4,120,000	$4,119,629
SABMiller PLC 0.290% 4/29/10	4,000,000	3,999,098
The Stanley Works, Inc. (b) 0.300% 4/22/10	3,500,000	3,499,387
Transocean Ltd. (b) 0.250% 4/12/10	725,000	724,945
WellPoint, Inc. (b) 0.240% 4/14/10	1,225,000	1,224,894
WellPoint, Inc. (b) 0.300% 5/13/10	3,555,000	3,553,756
Xcel Energy, Inc. (b) 0.250% 4/01/10	4,200,000	4,200,000
		58,692,492
Time Deposits – 0.3%
Euro Time Deposit 0.010% 4/01/10	2,055,048	2,055,048
TOTAL SHORT-TERM INVESTMENTS (Cost $60,747,540)		60,747,540
TOTAL INVESTMENTS – 109.6% (Cost $543,056,621) (i)		667,166,895
Other Assets/ (Liabilities) – (9.6)%		(58,567,029)
NET ASSETS – 100.0%		$608,599,866

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $64,540,593 or 10.60% of net assets.
(c)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2010, these securities amounted to a value of $4,844 or 0.00% of net assets.
(e)	Restricted security. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open financial futures contracts. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.3%
COMMON STOCK – 97.3%
Aerospace & Defense – 1.1%
Lockheed Martin Corp.	62,270	$5,182,109
Northrop Grumman Corp.	69,700	4,570,229
		9,752,338
Auto Manufacturers – 2.2%
Navistar International Corp. (a)	438,067	19,594,737
Automotive & Parts – 1.2%
The Goodyear Tire & Rubber Co. (a)	151,500	1,914,960
Johnson Controls, Inc.	76,300	2,517,137
Lear Corp. (a)	83,310	6,610,649
		11,042,746
Banks – 5.4%
Bank of America Corp.	693,610	12,380,939
Bank of New York Mellon Corp.	113,800	3,514,144
Comerica, Inc.	53,660	2,041,226
Fifth Third Bancorp	163,100	2,216,529
PNC Financial Services Group, Inc.	188,240	11,237,928
State Street Corp.	87,800	3,963,292
U.S. Bancorp	113,200	2,929,616
Wells Fargo & Co.	340,010	10,581,111
		48,864,785
Beverages – 2.1%
Dr. Pepper Snapple Group, Inc.	48,000	1,688,160
Molson Coors Brewing Co. Class B	309,060	12,999,064
PepsiCo, Inc.	65,000	4,300,400
		18,987,624
Biotechnology – 0.3%
Amgen, Inc. (a)	45,100	2,695,176
Chemicals – 2.7%
Air Products & Chemicals, Inc.	23,800	1,760,010
Celanese Corp. Series A	413,120	13,157,872
Potash Corporation of Saskatchewan, Inc.	81,380	9,712,703
		24,630,585
Coal – 1.7%
CONSOL Energy, Inc.	361,140	15,406,232
Commercial Services – 0.6%
AerCap Holdings NV (a)	435,696	5,019,218
Computers – 3.8%
Dell, Inc. (a)	960,450	14,416,354
Hewlett-Packard Co.	225,060	11,961,939
International Business Machines Corp.	18,200	2,334,150
Research In Motion Ltd. (a)	78,040	5,771,058
		34,483,501
Cosmetics & Personal Care – 0.3%
The Estee Lauder Cos., Inc. Class A	37,400	2,426,138
Diversified Financial – 8.6%
Ameriprise Financial, Inc.	108,000	4,898,880
Discover Financial Services	159,700	2,379,530
The Goldman Sachs Group, Inc.	100,747	17,190,460
JP Morgan Chase & Co.	800,324	35,814,499
Legg Mason, Inc.	100,098	2,869,810
Morgan Stanley	469,230	13,743,747
		76,896,926
Electric – 3.8%
Allegheny Energy, Inc.	131,100	3,015,300
American Electric Power Co., Inc.	79,100	2,703,638
Edison International	379,450	12,965,806
Exelon Corp.	140,089	6,137,299
PG&E Corp.	155,790	6,608,612
Public Service Enterprise Group, Inc.	85,400	2,521,008
		33,951,663
Electrical Components & Equipment – 1.3%
General Cable Corp. (a)	421,570	11,382,390
Engineering & Construction – 0.6%
ABB Ltd. Sponsored ADR (Switzerland) (a)	121,400	2,651,376
Foster Wheeler AG (a)	91,300	2,477,882
		5,129,258
Foods – 1.1%
ConAgra Foods, Inc.	118,244	2,964,377
The Kroger Co.	302,850	6,559,731
		9,524,108
Forest Products & Paper – 0.3%
Weyerhaeuser Co.	61,100	2,765,997
Health Care — Products – 1.2%
Boston Scientific Corp. (a)	300,100	2,166,722
Covidien PLC	56,100	2,820,708
Johnson & Johnson	39,500	2,575,400
Medtronic, Inc.	70,600	3,179,118
		10,741,948
Health Care — Services – 3.5%
Aetna, Inc.	518,850	18,216,824
UnitedHealth Group, Inc. (a)	109,700	3,583,899
WellPoint, Inc. (a)	156,830	10,096,715
		31,897,438
Home Builders – 0.2%
Pulte Group Inc (a)	143,700	1,616,625
Home Furnishing – 0.3%
Harman International Industries, Inc. (a)	52,600	2,460,628
Insurance – 7.6%
ACE Ltd.	270,200	14,131,460
The Allstate Corp.	171,290	5,534,380
Assurant, Inc.	261,639	8,995,149
Berkshire Hathaway, Inc. Class B (a)	37,000	3,006,990
Genworth Financial, Inc. Class A (a)	281,050	5,154,457
Metlife, Inc.	581,980	25,223,013
The Travelers Cos., Inc.	72,800	3,926,832
Unum Group	98,816	2,447,672
		68,419,953
Internet – 0.4%
AOL, Inc. (a)	53,900	1,362,592
eBay, Inc. (a)	90,200	2,430,890
		3,793,482
Iron & Steel – 0.3%
ArcelorMittal	54,400	2,388,704
Manufacturing – 3.8%
General Electric Co.	272,600	4,961,320

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	68,300	$3,091,941
Siemens AG Sponsored ADR (Germany)	30,600	3,059,082
Tyco International Ltd.	600,137	22,955,240
		34,067,583
Media – 7.2%
Comcast Corp. Class A	861,700	16,217,194
DIRECTV Class A (a)	113,800	3,847,578
News Corp. Class A	595,705	8,584,109
Time Warner Cable, Inc.	314,828	16,783,481
Time Warner, Inc.	76,000	2,376,520
Viacom, Inc. Class B (a)	477,980	16,432,952
		64,241,834
Mining – 0.4%
Xstrata PLC ADR (United Kingdom)	1,041,020	3,893,415
Office Equipment/Supplies – 0.4%
Xerox Corp.	369,090	3,598,628
Oil & Gas – 12.8%
Anadarko Petroleum Corp.	40,200	2,927,766
Apache Corp.	194,836	19,775,854
Chevron Corp.	424,013	32,152,906
ENSCO PLC ADR (United Kingdom)	237,050	10,615,099
EOG Resources, Inc.	72,100	6,700,974
EQT Corp.	62,700	2,570,700
Exxon Mobil Corp.	166,966	11,183,383
Hess Corp.	68,000	4,253,400
Marathon Oil Corp.	438,940	13,888,061
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	56,430	3,265,040
Total SA Sponsored ADR (France)	73,300	4,252,866
Valero Energy Corp.	153,000	3,014,100
		114,600,149
Oil & Gas Services – 0.6%
Schlumberger Ltd.	10,500	666,330
Smith International, Inc.	67,100	2,873,222
Tidewater, Inc.	49,500	2,339,865
		5,879,417
Packaging & Containers – 0.4%
Owens-IIlinois, Inc. (a)	99,700	3,543,338
Pharmaceuticals – 7.6%
Biovail Corp.	471,680	7,910,074
Bristol-Myers Squibb Co. (a)	82,200	2,194,740
Merck & Co., Inc.	696,390	26,010,166
Pfizer, Inc.	1,313,739	22,530,624
Sanofi-Aventis ADR (France)	70,500	2,633,880
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	114,840	7,244,107
		68,523,591
Pipelines – 0.3%
El Paso Corp.	269,400	2,920,296
Retail – 3.1%
Brinker International, Inc.	181,840	3,505,875
CVS Caremark Corp.	85,100	3,111,256
The Gap, Inc.	108,800	2,514,368
Lowe's Cos., Inc.	123,800	3,000,912
Wal-Mart Stores, Inc.	52,200	2,902,320
Walgreen Co.	354,676	13,154,933
		28,189,664
Semiconductors – 0.2%
Applied Materials, Inc.	128,800	1,736,224
Software – 2.3%
Microsoft Corp.	83,600	2,446,972
Oracle Corp.	699,750	17,976,578
		20,423,550
Telecommunications – 4.7%
AT&T, Inc.	757,963	19,585,764
CenturyTel, Inc.	69,900	2,478,654
Corning, Inc.	87,510	1,768,577
Motorola, Inc. (a)	1,517,550	10,653,201
Qualcomm, Inc.	116,790	4,904,012
Vodafone Group PLC Sponsored ADR (United Kingdom)	131,500	3,062,635
		42,452,843
Textiles – 1.3%
Mohawk Industries, Inc. (a)	208,160	11,319,741
Transportation – 1.1%
CSX Corp.	68,280	3,475,452
Norfolk Southern Corp.	107,830	6,026,619
		9,502,071
Trucking & Leasing – 0.5%
Aircastle Ltd.	438,438	4,152,007
TOTAL COMMON STOCK (Cost $756,836,539)		872,916,551
TOTAL EQUITIES (Cost $756,836,539)		872,916,551
PURCHASED OPTIONS – 0.0%
Health Care — Services – 0.0%
	Notional Amount
Aetna, Inc. Put, Expires 4/17/10, Strike 31.00 (a)	34,200	3,078
Aetna, Inc. Put, Expires 7/17/10, Strike 30.00 (a)	34,200	27,702
Wellpoint, Inc. Put, Expires 4/17/10 Strike 60.00 (a)	54,700	8,752
		39,532
TOTAL PURCHASED OPTIONS (Cost $205,142)		39,532
TOTAL LONG-TERM INVESTMENTS (Cost $757,041,681)		872,956,083
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$23,675,215	23,675,215
TOTAL SHORT-TERM INVESTMENTS (Cost $23,675,215)		23,675,215
TOTAL INVESTMENTS – 100.0% (Cost $780,716,896) (c)		896,631,298
Other Assets/ (Liabilities) – 0.0%		417,317
NET ASSETS – 100.0%		$897,048,615

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $23,675,222. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $24,153,005.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.8%
COMMON STOCK – 99.8%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	987	$8,212
Omnicom Group, Inc.	494	19,172
		27,384
Aerospace & Defense – 2.4%
The Boeing Co.	1,295	94,030
General Dynamics Corp.	593	45,780
Goodrich Corp.	98	6,911
L-3 Communications Holdings, Inc.	297	27,214
Lockheed Martin Corp.	493	41,027
Northrop Grumman Corp.	791	51,866
Raytheon Co.	790	45,125
Rockwell Collins, Inc.	199	12,455
United Technologies Corp.	1,374	101,140
		425,548
Agriculture – 1.3%
Altria Group, Inc.	1,516	31,108
Archer-Daniels-Midland Co.	984	28,438
Lorillard, Inc.	399	30,021
Philip Morris International, Inc.	2,503	130,556
Reynolds American, Inc.	297	16,032
		236,155
Airlines – 0.2%
Southwest Airlines Co.	2,391	31,609
Apparel – 0.4%
Nike, Inc. Class B	593	43,585
VF Corp.	398	31,900
		75,485
Auto Manufacturers – 0.5%
Ford Motor Co. (a)	5,230	65,741
Paccar, Inc.	593	25,701
		91,442
Automotive & Parts – 0.3%
The Goodyear Tire & Rubber Co. (a)	1,290	16,306
Johnson Controls, Inc.	1,090	35,959
		52,265
Banks – 5.5%
Bank of America Corp.	17,222	307,413
Bank of New York Mellon Corp.	1,867	57,653
BB&T Corp.	1,089	35,273
Capital One Financial Corp.	935	38,718
Comerica, Inc.	297	11,298
Fifth Third Bancorp	1,382	18,781
First Horizon National Corp. (a)	402	5,645
Huntington Bancshares, Inc.	1,300	6,981
KeyCorp	889	6,890
M&T Bank Corp.	198	15,717
Marshall & Ilsley Corp.	691	5,563
Northern Trust Corp.	189	10,444
PNC Financial Services Group, Inc.	855	51,043
Regions Financial Corp.	1,594	12,513
State Street Corp.	790	35,661
SunTrust Banks, Inc.	794	21,271
U.S. Bancorp	3,064	79,296
Wells Fargo & Co.	8,257	256,958
Zions Bancorp	478	10,430
		987,548
Beverages – 1.9%
Brown-Forman Corp. Class B	197	11,712
The Coca-Cola Co.	3,055	168,025
Coca-Cola Enterprises, Inc.	566	15,655
Constellation Brands, Inc. Class A (a)	395	6,494
Dr. Pepper Snapple Group, Inc.	395	13,892
Molson Coors Brewing Co. Class B	395	16,614
PepsiCo, Inc.	1,736	114,854
		347,246
Biotechnology – 1.0%
Amgen, Inc. (a)	1,884	112,588
Biogen Idec, Inc. (a)	397	22,772
Celgene Corp. (a)	189	11,710
Genzyme Corp. (a)	259	13,424
Life Technologies Corp. (a)	272	14,218
Millipore Corp. (a)	99	10,454
		185,166
Building Materials – 0.1%
Masco Corp.	1,091	16,932
Chemicals – 1.5%
Air Products & Chemicals, Inc.	297	21,963
Airgas, Inc.	99	6,298
CF Industries Holdings, Inc.	299	27,263
The Dow Chemical Co.	1,446	42,758
E.I. du Pont de Nemours & Co.	1,690	62,936
Eastman Chemical Co.	293	18,658
Ecolab, Inc.	195	8,570
International Flavors & Fragrances, Inc.	99	4,719
Monsanto Co.	99	7,071
PPG Industries, Inc.	397	25,964
Praxair, Inc.	198	16,434
The Sherwin-Williams Co.	198	13,401
Sigma-Aldrich Corp.	198	10,625
		266,660
Coal – 0.2%
CONSOL Energy, Inc.	219	9,343
Massey Energy Co.	198	10,353
Peabody Energy Corp.	395	18,051
		37,747
Commercial Services – 2.0%
Apollo Group, Inc. Class A (a)	198	12,135
Automatic Data Processing, Inc.	790	35,131
DeVry, Inc.	229	14,931
Donnelley (R.R.) & Sons Co.	1,084	23,143
Equifax, Inc.	157	5,621
H&R Block, Inc.	994	17,693
Iron Mountain, Inc.	198	5,425
MasterCard, Inc. Class A	199	50,546
McKesson Corp.	493	32,400
Moody's Corp.	297	8,836
Paychex, Inc.	297	9,118
Quanta Services, Inc. (a)	395	7,568
Robert Half International, Inc.	395	12,020
SAIC, Inc. (a)	395	6,992

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	1,190	$18,635
Visa, Inc. Class A	790	71,914
Western Union Co.	1,481	25,118
		357,226
Computers – 6.7%
Apple, Inc. (a)	1,381	324,438
Cognizant Technology Solutions Corp. Class A (a)	395	20,137
Computer Sciences Corp. (a)	383	20,870
Dell, Inc. (a)	4,556	68,385
EMC Corp. (a)	3,600	64,944
Hewlett-Packard Co.	4,586	243,746
International Business Machines Corp.	2,367	303,568
Lexmark International, Inc. Class A (a)	1,198	43,224
NetApp, Inc. (a)	691	22,499
SanDisk Corp. (a)	590	20,432
Teradata Corp. (a)	1,266	36,575
Western Digital Corp. (a)	991	38,639
		1,207,457
Cosmetics & Personal Care – 2.3%
Avon Products, Inc.	291	9,856
Colgate-Palmolive Co.	744	63,433
The Estee Lauder Cos., Inc. Class A	395	25,624
The Procter & Gamble Co.	5,085	321,728
		420,641
Distribution & Wholesale – 0.2%
Fastenal Co.	99	4,751
Genuine Parts Co.	297	12,545
W.W. Grainger, Inc.	99	10,704
		28,000
Diversified Financial – 5.0%
American Express Co.	2,051	84,624
Ameriprise Financial, Inc.	455	20,639
The Charles Schwab Corp.	395	7,383
Citigroup, Inc. (a)	22,328	90,428
CME Group, Inc.	99	31,295
Discover Financial Services	548	8,165
E*TRADE Financial Corp. (a)	1,086	1,792
Federated Investors, Inc. Class B	198	5,223
Franklin Resources, Inc.	198	21,958
The Goldman Sachs Group, Inc.	1,085	185,133
IntercontinentalExchange, Inc. (a)	99	11,106
Invesco Ltd.	593	12,993
JP Morgan Chase & Co.	6,324	282,999
Legg Mason, Inc.	395	11,325
Morgan Stanley	2,368	69,359
The NASDAQ OMX Group, Inc. (a)	198	4,182
NYSE Euronext	297	8,794
SLM Corp. (a)	1,777	22,248
T. Rowe Price Group, Inc.	395	21,697
		901,343
Electric – 3.1%
The AES Corp. (a)	2,341	25,751
Allegheny Energy, Inc.	647	14,881
Ameren Corp.	590	15,387
American Electric Power Co., Inc.	790	27,002
CenterPoint Energy, Inc.	790	11,344
CMS Energy Corp.	395	6,107
Consolidated Edison, Inc.	294	13,095
Constellation Energy Group, Inc.	1,190	41,781
Dominion Resources, Inc.	586	24,090
DTE Energy Co.	395	17,617
Duke Energy Corp.	1,751	28,576
Edison International	691	23,612
Entergy Corp.	297	24,161
Exelon Corp.	1,086	47,578
FirstEnergy Corp.	593	23,180
FPL Group, Inc.	318	15,369
Integrys Energy Group, Inc.	299	14,167
Northeast Utilities	297	8,209
NRG Energy, Inc. (a)	800	16,720
Pepco Holdings, Inc.	297	5,094
PG&E Corp.	691	29,312
Pinnacle West Capital Corp.	297	11,206
PPL Corp.	793	21,974
Progress Energy, Inc.	195	7,675
Public Service Enterprise Group, Inc.	889	26,243
SCANA Corp.	97	3,646
The Southern Co.	391	12,966
TECO Energy, Inc.	395	6,277
Wisconsin Energy Corp.	198	9,783
Xcel Energy, Inc.	790	16,748
		549,551
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	1,281	64,485
Molex, Inc.	987	20,589
		85,074
Electronics – 0.5%
Agilent Technologies, Inc. (a)	593	20,393
Amphenol Corp. Class A	198	8,354
FLIR Systems, Inc. (a)	129	3,638
Jabil Circuit, Inc.	2,580	41,770
PerkinElmer, Inc.	297	7,098
Waters Corp. (a)	99	6,687
		87,940
Engineering & Construction – 0.1%
Fluor Corp.	297	13,814
Jacobs Engineering Group, Inc. (a)	255	11,523
		25,337
Entertainment – 0.0%
International Game Technology	395	7,288
Environmental Controls – 0.3%
Republic Services, Inc.	578	16,774
Stericycle, Inc. (a)	99	5,395
Waste Management, Inc.	886	30,505
		52,674
Foods – 2.2%
Campbell Soup Co.	395	13,963
ConAgra Foods, Inc.	889	22,287
Dean Foods Co. (a)	391	6,135
General Mills, Inc.	593	41,978
H.J. Heinz Co.	713	32,520
The Hershey Co.	298	12,757
Hormel Foods Corp.	265	11,133
The J.M. Smucker Co.	299	18,018
Kellogg Co.	297	15,869
Kraft Foods, Inc. Class A	2,367	71,578
The Kroger Co.	991	21,465
McCormick & Co., Inc.	297	11,393
Safeway, Inc.	789	19,615

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sara Lee Corp.	1,580	$22,009
SUPERVALU, Inc.	1,287	21,467
Sysco Corp.	389	11,476
Tyson Foods, Inc. Class A	2,182	41,785
Whole Foods Market, Inc. (a)	195	7,049
		402,497
Forest Products & Paper – 0.4%
International Paper Co.	1,284	31,599
MeadWestvaco Corp.	982	25,090
Plum Creek Timber Co., Inc.	297	11,556
Weyerhaeuser Co.	195	8,828
		77,073
Gas – 0.3%
Nicor, Inc.	299	12,534
NiSource, Inc.	684	10,807
Sempra Energy	494	24,651
		47,992
Hand & Machine Tools – 0.2%
Snap-on, Inc.	99	4,291
Stanley Black & Decker, Inc.	450	25,834
		30,125
Health Care — Products – 3.1%
Baxter International, Inc.	590	34,338
Becton, Dickinson & Co.	397	31,256
Boston Scientific Corp. (a)	1,284	9,271
C.R. Bard, Inc.	99	8,575
CareFusion Corp. (a)	491	12,977
Johnson & Johnson	4,789	312,243
Medtronic, Inc.	1,876	84,476
St. Jude Medical, Inc. (a)	99	4,064
Stryker Corp.	494	28,267
Varian Medical Systems, Inc. (a)	99	5,478
Zimmer Holdings, Inc. (a)	397	23,502
		554,447
Health Care — Services – 1.7%
Aetna, Inc.	691	24,261
CIGNA Corp.	491	17,961
Coventry Health Care, Inc. (a)	987	24,399
DaVita, Inc. (a)	99	6,277
Humana, Inc. (a)	597	27,922
Laboratory Corporation of America Holdings (a)	198	14,990
Quest Diagnostics, Inc.	197	11,483
Tenet Healthcare Corp. (a)	2,073	11,857
Thermo Fisher Scientific, Inc. (a)	790	40,637
UnitedHealth Group, Inc. (a)	2,276	74,357
WellPoint, Inc. (a)	789	50,796
		304,940
Holding Company — Diversified – 0.1%
Leucadia National Corp. (a)	494	12,256
Home Builders – 0.1%
D.R. Horton, Inc.	790	9,954
Lennar Corp. Class A	395	6,798
Pulte Group Inc (a)	215	2,419
		19,171
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	198	9,263
Whirlpool Corp.	197	17,188
		26,451
Household Products – 0.5%
Avery Dennison Corp.	497	18,096
The Clorox Co.	198	12,700
Fortune Brands, Inc.	198	9,605
Kimberly-Clark Corp.	789	49,612
		90,013
Housewares – 0.1%
Newell Rubbermaid, Inc.	586	8,907
Insurance – 4.8%
Aflac, Inc.	790	42,889
The Allstate Corp.	987	31,890
American International Group, Inc. (a)	402	13,724
Aon Corp.	398	16,999
Assurant, Inc.	395	13,580
Berkshire Hathaway, Inc. Class B (a)	2,998	243,647
The Chubb Corp.	891	46,198
Cincinnati Financial Corp.	316	9,132
Genworth Financial, Inc. Class A (a)	1,387	25,438
The Hartford Financial Services Group, Inc.	990	28,136
Lincoln National Corp.	962	29,533
Loews Corp.	593	22,107
Marsh & McLennan Cos., Inc.	691	16,874
Metlife, Inc.	1,582	68,564
Principal Financial Group, Inc.	593	17,322
The Progressive Corp.	884	16,876
Prudential Financial, Inc.	1,027	62,134
Torchmark Corp.	297	15,893
The Travelers Cos., Inc.	1,611	86,897
Unum Group	991	24,547
XL Capital Ltd. Class A	1,286	24,305
		856,685
Internet – 2.4%
Akamai Technologies, Inc. (a)	297	9,329
Amazon.com, Inc. (a)	494	67,051
eBay, Inc. (a)	1,581	42,608
Expedia, Inc.	590	14,726
Google, Inc. Class A (a)	395	223,969
McAfee, Inc. (a)	395	15,851
Symantec Corp. (a)	1,685	28,510
VeriSign, Inc. (a)	691	17,973
Yahoo!, Inc. (a)	582	9,621
		429,638
Iron & Steel – 0.4%
AK Steel Holding Corp.	698	15,956
Allegheny Technologies, Inc.	197	10,636
Cliffs Natural Resources, Inc.	198	14,048
Nucor Corp.	593	26,910
United States Steel Corp.	97	6,162
		73,712
Leisure Time – 0.1%
Carnival Corp.	198	7,698
Harley-Davidson, Inc.	354	9,937
		17,635
Lodging – 0.3%
Marriott International, Inc. Class A	398	12,545

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	198	$9,235
Wyndham Worldwide Corp.	593	15,258
Wynn Resorts Ltd.	99	7,507
		44,545
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	1,084	68,129
Machinery — Diversified – 0.7%
Cummins, Inc.	395	24,470
Deere & Co.	594	35,319
Eaton Corp.	395	29,929
Flowserve Corp.	99	10,917
Rockwell Automation, Inc.	397	22,375
Roper Industries, Inc.	99	5,726
		128,736
Manufacturing – 3.9%
3M Co.	1,284	107,304
Danaher Corp.	395	31,565
Dover Corp.	494	23,095
Eastman Kodak Co. (a)	2,995	17,341
General Electric Co.	19,363	352,407
Honeywell International, Inc.	785	35,537
Illinois Tool Works, Inc.	787	37,272
ITT Corp.	394	21,122
Leggett & Platt, Inc.	686	14,845
Pall Corp.	198	8,017
Parker Hannifin Corp.	395	25,572
Textron, Inc.	893	18,958
		693,035
Media – 3.1%
CBS Corp. Class B	1,185	16,519
Comcast Corp. Class A	4,529	85,236
DIRECTV Class A (a)	1,874	63,360
Discovery Communications, Inc. Series A (a)	200	6,758
Gannett Co., Inc.	2,276	37,599
The McGraw-Hill Cos., Inc.	723	25,775
Meredith Corp.	597	20,543
New York Times Co. Class A (a)	1,693	18,843
News Corp. Class A	4,941	71,200
Scripps Networks Interactive Class A	199	8,826
Time Warner Cable, Inc.	475	25,322
Time Warner, Inc.	2,385	74,579
Viacom, Inc. Class B (a)	482	16,571
The Walt Disney Co.	2,631	91,848
		562,979
Mining – 0.7%
Alcoa, Inc.	1,580	22,499
Freeport-McMoRan Copper & Gold, Inc.	761	63,574
Newmont Mining Corp.	787	40,082
Titanium Metals Corp. (a)	198	3,285
Vulcan Materials Co.	99	4,677
		134,117
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	494	12,078
Xerox Corp.	3,936	38,376
		50,454
Oil & Gas – 8.3%
Anadarko Petroleum Corp.	497	36,197
Apache Corp.	497	50,446
Cabot Oil & Gas Corp.	99	3,643
Chesapeake Energy Corp.	691	16,335
Chevron Corp.	3,353	254,258
ConocoPhillips	2,896	148,188
Denbury Resources, Inc. (a)	99	1,670
Devon Energy Corp.	498	32,086
Diamond Offshore Drilling, Inc.	99	8,792
EOG Resources, Inc.	99	9,201
EQT Corp.	140	5,740
Exxon Mobil Corp.	8,583	574,889
Helmerich & Payne, Inc.	300	11,424
Hess Corp.	298	18,640
Marathon Oil Corp.	1,287	40,721
Murphy Oil Corp.	297	16,688
Nabors Industries Ltd. (a)	1,483	29,111
Noble Energy, Inc.	298	21,754
Occidental Petroleum Corp.	1,081	91,388
Pioneer Natural Resources Co.	138	7,772
Questar Corp.	395	17,064
Rowan Cos., Inc. (a)	814	23,696
Sunoco, Inc.	99	2,941
Tesoro Corp.	790	10,981
Valero Energy Corp.	795	15,662
XTO Energy, Inc.	786	37,084
		1,486,371
Oil & Gas Services – 1.2%
Baker Hughes, Inc.	594	27,823
BJ Services Co.	494	10,572
Cameron International Corp. (a)	195	8,358
FMC Technologies, Inc. (a)	197	12,732
Halliburton Co.	1,586	47,786
National Oilwell Varco, Inc.	1,382	56,081
Schlumberger Ltd.	594	37,695
Smith International, Inc.	395	16,914
		217,961
Packaging & Containers – 0.5%
Ball Corp.	99	5,285
Bemis Co., Inc.	770	22,114
Owens-IIlinois, Inc. (a)	395	14,038
Pactiv Corp. (a)	297	7,479
Sealed Air Corp.	1,593	33,580
		82,496
Pharmaceuticals – 6.2%
Abbott Laboratories	2,465	129,856
Allergan, Inc.	494	32,268
AmerisourceBergen Corp.	1,071	30,973
Bristol-Myers Squibb Co.	3,554	94,892
Cardinal Health, Inc.	930	33,508
Cephalon, Inc. (a)	149	10,099
DENTSPLY International, Inc.	99	3,450
Eli Lilly & Co.	1,681	60,886
Express Scripts, Inc. (a)	198	20,149
Forest Laboratories, Inc. (a)	1,284	40,266
Gilead Sciences, Inc. (a)	1,197	54,440
Hospira, Inc. (a)	297	16,825
King Pharmaceuticals, Inc. (a)	1,976	23,238
Mead Johnson Nutrition Co.	297	15,453
Medco Health Solutions, Inc. (a)	987	63,721
Merck & Co., Inc.	4,955	185,069
Mylan, Inc. (a)	593	13,467
Patterson Cos., Inc.	99	3,074
Pfizer, Inc.	15,349	263,235

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Watson Pharmaceuticals, Inc. (a)	198	$8,270
		1,103,139
Pipelines – 0.4%
El Paso Corp.	1,490	16,152
ONEOK, Inc.	400	18,260
Spectra Energy Corp.	889	20,029
The Williams Cos., Inc.	987	22,800
		77,241
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	494	7,830
Real Estate Investment Trusts (REITS) – 0.9%
Apartment Investment & Management Co. Class A	113	2,080
AvalonBay Communities, Inc.	102	8,808
Boston Properties, Inc.	198	14,937
Equity Residential	393	15,386
HCP, Inc.	395	13,035
Health Care REIT, Inc.	99	4,478
Host Hotels & Resorts, Inc.	612	8,966
Kimco Realty Corp.	691	10,807
ProLogis	1,185	15,642
Public Storage	198	18,214
Simon Property Group, Inc.	207	17,367
Ventas, Inc.	198	9,401
Vornado Realty Trust	202	15,292
		154,413
Retail – 6.5%
Abercrombie & Fitch Co. Class A	194	8,854
AutoNation, Inc. (a)	1,182	21,371
AutoZone, Inc. (a)	99	17,136
Bed Bath & Beyond, Inc. (a)	494	21,617
Best Buy Co., Inc.	639	27,183
Big Lots, Inc. (a)	691	25,166
Coach, Inc.	990	39,125
Costco Wholesale Corp.	790	47,171
CVS Caremark Corp.	786	28,736
Darden Restaurants, Inc.	198	8,819
Family Dollar Stores, Inc.	297	10,873
GameStop Corp. Class A (a)	894	19,588
The Gap, Inc.	1,284	29,673
The Home Depot, Inc.	2,560	82,816
J.C. Penney Co., Inc.	510	16,407
Kohl's Corp. (a)	593	32,484
Limited Brands, Inc.	889	21,887
Lowe's Cos., Inc.	2,102	50,952
Macy's, Inc.	1,171	25,493
McDonald's Corp.	793	52,909
Nordstrom, Inc.	395	16,136
O'Reilly Automotive, Inc. (a)	99	4,129
Office Depot, Inc. (a)	2,639	21,059
Polo Ralph Lauren Corp.	198	16,838
RadioShack Corp.	798	18,059
Ross Stores, Inc.	394	21,067
Sears Holdings Corp. (a)	299	32,421
Staples, Inc.	1,185	27,717
Starbucks Corp. (a)	1,481	35,944
Target Corp.	1,486	78,164
Tiffany & Co.	297	14,104
The TJX Cos., Inc.	1,090	46,347
Urban Outfitters, Inc. (a)	200	7,606
Wal-Mart Stores, Inc.	3,207	178,309
Walgreen Co.	1,407	52,186
Yum! Brands, Inc.	197	7,551
		1,165,897
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	889	12,588
People's United Financial, Inc.	494	7,726
		20,314
Semiconductors – 2.8%
Advanced Micro Devices, Inc. (a)	989	9,168
Altera Corp.	698	16,968
Analog Devices, Inc.	735	21,183
Applied Materials, Inc.	1,974	26,610
Broadcom Corp. Class A	691	22,927
Intel Corp.	8,641	192,349
KLA-Tencor Corp.	597	18,459
Linear Technology Corp.	393	11,114
LSI Corp. (a)	1,865	11,414
MEMC Electronic Materials, Inc. (a)	198	3,035
Microchip Technology, Inc.	297	8,364
Micron Technology, Inc. (a)	1,678	17,434
National Semiconductor Corp.	395	5,708
Novellus Systems, Inc. (a)	198	4,950
NVIDIA Corp. (a)	1,187	20,630
QLogic Corp. (a)	297	6,029
Teradyne, Inc. (a)	2,172	24,261
Texas Instruments, Inc.	2,259	55,278
Xilinx, Inc.	693	17,671
		493,552
Software – 4.2%
Adobe Systems, Inc. (a)	689	24,370
Autodesk, Inc. (a)	297	8,738
BMC Software, Inc. (a)	395	15,010
CA, Inc.	895	21,006
Citrix Systems, Inc. (a)	99	4,699
Compuware Corp. (a)	395	3,318
Dun & Bradstreet Corp.	109	8,112
Electronic Arts, Inc. (a)	195	3,639
Fidelity National Information Services, Inc.	700	16,408
Fiserv, Inc. (a)	195	9,898
Intuit, Inc. (a)	694	23,832
Microsoft Corp.	14,654	428,923
Novell, Inc. (a)	994	5,954
Oracle Corp.	6,335	162,746
Red Hat, Inc. (a)	297	8,693
Salesforce.com, Inc. (a)	99	7,370
		752,716
Telecommunications – 4.9%
American Tower Corp. Class A (a)	99	4,218
AT&T, Inc.	10,600	273,904
CenturyTel, Inc.	494	17,517
Cisco Systems, Inc. (a)	7,724	201,056
Corning, Inc.	1,577	31,871
Frontier Communications Corp.	1,185	8,816
Harris Corp.	395	18,759
JDS Uniphase Corp. (a)	1,887	23,644
Juniper Networks, Inc. (a)	593	18,193
MetroPCS Communications, Inc. (a)	198	1,402

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Motorola, Inc. (a)	3,345	$23,482
Qualcomm, Inc.	2,131	89,481
Qwest Communications International, Inc.	5,330	27,823
Sprint Nextel Corp. (a)	4,442	16,880
Tellabs, Inc.	691	5,231
Verizon Communications, Inc.	3,125	96,937
Windstream Corp.	1,881	20,484
		879,698
Textiles – 0.0%
Cintas Corp.	198	5,562
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	97	3,713
Mattel, Inc.	695	15,804
		19,517
Transportation – 1.6%
C.H. Robinson Worldwide, Inc.	97	5,418
CSX Corp.	589	29,980
Expeditors International of Washington, Inc.	457	16,872
FedEx Corp.	494	46,140
Norfolk Southern Corp.	533	29,789
Ryder System, Inc.	198	7,675
Union Pacific Corp.	390	28,587
United Parcel Service, Inc. Class B	1,874	120,704
		285,165
TOTAL COMMON STOCK (Cost $15,396,585)		17,889,127
TOTAL EQUITIES (Cost $15,396,585)		17,889,127
TOTAL LONG-TERM INVESTMENTS (Cost $15,396,585)		17,889,127
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$35,200	35,200
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	916	916
TOTAL SHORT-TERM INVESTMENTS (Cost $36,116)		36,116
TOTAL INVESTMENTS – 100.0% (Cost $15,432,701) (c)		17,925,243
Other Assets/ (Liabilities) – (0.0)%		(5,498)
NET ASSETS – 100.0%		$17,919,745

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $35,200. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $36,929.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.1%
COMMON STOCK – 100.1%
Advertising – 0.3%
Harte-Hanks, Inc.	11,691	$150,346
inVentiv Health Inc. (a)	12,174	273,428
		423,774
Aerospace & Defense – 1.5%
BE Aerospace, Inc. (a)	63,011	1,918,685
Cubic Corp.	3,544	127,584
Triumph Group, Inc.	6,966	488,247
		2,534,516
Agriculture – 0.2%
Alliance One International, Inc. (a)	18,260	92,943
Universal Corp.	5,162	271,986
		364,929
Airlines – 0.5%
Allegiant Travel Co. (a)	4,514	261,180
Hawaiian Holdings, Inc. (a)	28,678	211,357
Pinnacle Airlines Corp. (a)	6,260	46,512
Republic Airways Holdings, Inc. (a)	20,946	124,000
SkyWest, Inc.	14,620	208,774
		851,823
Apparel – 0.7%
Carter's, Inc. (a)	10,002	301,560
Deckers Outdoor Corp. (a)	1,820	251,160
Perry Ellis International, Inc. (a)	6,494	147,089
Steven Madden Ltd. (a)	2,958	144,351
The Timberland Co. Class A (a)	16,880	360,219
		1,204,379
Auto Manufacturers – 0.1%
Force Protection, Inc. (a)	19,454	117,113
Oshkosh Corp. (a)	2,370	95,606
		212,719
Automotive & Parts – 0.3%
ATC Technology Corp. (a)	11,121	190,836
Cooper Tire & Rubber Co.	9,150	174,033
Spartan Motors, Inc.	4,761	26,662
Standard Motor Products, Inc.	6,060	60,115
Superior Industries International, Inc.	3,870	62,230
		513,876
Banks – 3.0%
Alliance Financial Corp.	1,643	48,436
Banco Latinoamericano de Comercio Exterior SA	13,205	189,624
Banco Macro SA Class B Sponsored ADR (Argentina)	6,632	198,230
Bancolombia SA Sponsored ADR (Colombia)	4,643	211,999
BBVA Banco Frances SA Sponsored ADR (Argentina)	6,780	49,901
Cass Information Systems, Inc.	495	15,419
Century Bancorp, Inc. Class A	1,980	38,016
First Midwest Bancorp, Inc.	38,930	527,501
The First of Long Island Corp.	951	22,919
FirstMerit Corp.	24,620	531,053
Hancock Holding Co.	21,469	897,619
IBERIABANK Corp.	17,818	1,069,258
International Bancshares Corp.	10,193	234,337
National Bankshares, Inc.	1,520	41,420
Northrim BanCorp, Inc.	2,820	48,166
Northwest Bancshares, Inc.	35,270	414,070
Oriental Financial Group, Inc.	7,356	99,306
Santander BanCorp (a)	5,240	64,295
Westamerica Bancorp	8,961	516,602
		5,218,171
Beverages – 0.1%
Cott Corp. (a)	19,402	150,365
Biotechnology – 1.3%
Acorda Therapeutics, Inc. (a)	19,652	672,098
Cambrex Corp. (a)	16,275	65,914
Harvard Bioscience, Inc. (a)	11,890	46,014
Integra LifeSciences Holdings (a)	17,917	785,302
Martek Biosciences Corp. (a)	14,419	324,572
PDL BioPharma, Inc.	37,464	232,651
Sinovac Biotech Ltd. (a)	23,150	136,817
		2,263,368
Building Materials – 1.1%
AAON, Inc.	5,981	135,290
Apogee Enterprises, Inc.	19,022	300,738
Comfort Systems USA, Inc.	23,258	290,492
Eagle Materials, Inc.	35,527	942,886
Gibraltar Industries, Inc. (a)	6,260	78,939
Interline Brands, Inc. (a)	3,128	59,870
Universal Forest Products, Inc.	2,190	84,359
		1,892,574
Chemicals – 1.9%
A. Schulman, Inc.	11,190	273,819
Ashland, Inc.	6,778	357,675
Cabot Corp.	1,980	60,192
Cytec Industries, Inc.	16,940	791,776
Hawkins, Inc.	5,396	130,583
Innophos Holdings, Inc.	15,820	441,378
Innospec, Inc. (a)	3,020	34,307
KMG Chemicals, Inc.	3,550	62,409
Minerals Technologies, Inc.	5,914	306,582
NewMarket Corp.	1,973	203,199
Omnova Solutions, Inc. (a)	13,360	104,876
PolyOne Corp. (a)	20,670	211,661
Stepan Co.	1,653	92,386
W.R. Grace & Co. (a)	7,610	211,254
		3,282,097
Coal – 0.0%
Cloud Peak Energy, Inc. (a)	2,410	40,102

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services – 6.4%
Advance America Cash Advance Centers, Inc.	32,453	$188,876
AMN Healthcare Services, Inc. (a)	14,000	123,200
Avis Budget Group, Inc. (a)	32,369	372,244
Capella Education Co. (a)	14,353	1,332,533
Career Education Corp. (a)	5,210	164,844
Chemed Corp.	1,600	87,008
Consolidated Graphics, Inc. (a)	2,830	117,190
Convergys Corp. (a)	19,724	241,816
Corinthian Colleges, Inc. (a)	11,600	204,044
Corvel Corp. (a)	960	34,320
Deluxe Corp.	18,853	366,125
Dollar Thrifty Automotive Group, Inc. (a)	10,984	352,916
Donnelley (R.R.) & Sons Co.	16,458	351,378
DynCorp International, Inc. Class A (a)	17,161	197,180
Education Management Corp. (a)	31,500	689,850
Emergency Medical Services Corp. Class A (a)	5,197	293,890
Forrester Research, Inc. (a)	3,440	103,441
Gartner, Inc. (a)	9,156	203,629
Global Cash Access Holdings, Inc. (a)	24,887	203,327
Healthspring, Inc. (a)	13,515	237,864
Hillenbrand, Inc.	1,534	33,733
HMS Holdings Corp. (a)	15,782	804,724
Jackson Hewitt Tax Service, Inc. (a)	17,420	34,840
Kendle International, Inc. (a)	12,733	222,573
Korn/Ferry International (a)	12,460	219,919
Lincoln Educational Services Corp. (a)	4,250	107,525
Maximus, Inc.	1,400	85,302
Net 1 UEPS Technologies, Inc. (a)	18,912	347,792
PHH Corp. (a)	5,600	131,992
Pre-Paid Legal Services, Inc. (a)	3,380	127,933
Rent-A-Center, Inc. (a)	15,917	376,437
Resources Connection, Inc. (a)	26,895	515,577
Steiner Leisure Ltd. (a)	4,936	218,764
TeleTech Holdings, Inc. (a)	19,953	340,797
TNS, Inc. (a)	7,192	160,382
Towers Watson & Co. Class A	3,824	181,640
TrueBlue, Inc. (a)	15,990	247,845
VistaPrint NV (a)	15,727	900,371
Wright Express Corp. (a)	4,207	126,715
		11,050,536
Computers – 2.3%
CACI International, Inc. Class A (a)	20,360	994,586
Diebold, Inc.	2,820	89,563
DST Systems, Inc.	6,418	266,026
Fortinet, Inc. (a)	3,390	59,596
iGate Corp.	6,840	66,553
Jack Henry & Associates, Inc.	5,797	139,476
Manhattan Associates, Inc. (a)	11,812	300,970
MICROS Systems, Inc. (a)	2,640	86,803
Ness Technologies, Inc. (a)	15,710	99,130
Netscout Systems, Inc. (a)	2,310	34,165
Quantum Corp. (a)	13,660	35,926
Rimage Corp. (a)	2,610	37,741
SYKES Enterprises, Inc. (a)	6,327	144,509
Synaptics, Inc. (a)	34,279	946,443
Syntel, Inc.	3,557	136,838
Telvent GIT SA	4,380	125,969
Unisys Corp. (a)	6,652	232,088
Virtusa Corp. (a)	16,092	165,908
		3,962,290
Distribution & Wholesale – 1.5%
Core-Mark Holding Co., Inc. (a)	600	18,366
Fossil, Inc. (a)	29,210	1,102,386
Pool Corp.	39,609	896,748
Tech Data Corp. (a)	8,679	363,650
United Stationers, Inc. (a)	1,500	88,275
WESCO International, Inc. (a)	3,675	127,559
		2,596,984
Diversified Financial – 2.9%
Altisource Portfolio Solutions SA (a)	5,590	125,216
BGC Partners, Inc. Class A	16,790	102,587
Encore Capital Group, Inc. (a)	5,750	94,588
Investment Technology Group, Inc. (a)	3,564	59,483
Knight Capital Group, Inc. Class A (a)	71,841	1,095,575
MF Global (Holdings) Ltd. (a)	111,236	897,675
Nelnet, Inc. Class A	14,474	268,637
optionsXpress Holdings, Inc. (a)	41,182	670,855
Portfolio Recovery Associates, Inc. (a)	5,411	296,902
Rodman & Renshaw Capital Group, Inc. (a)	23,160	91,482
Stifel Financial Corp. (a)	16,534	888,702
Student Loan Corp.	1,861	66,121
World Acceptance Corp. (a)	6,679	240,978
		4,898,801
Electric – 1.4%
Avista Corp.	7,715	159,778
Calpine Corp. (a)	1,280	15,219
CIA Paranaense de Energia Sponsored ADR (Brazil)	18,744	383,877
El Paso Electric Co. (a)	9,398	193,599
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	5,950	42,067
Integrys Energy Group, Inc.	2,600	123,188
Mirant Corp. (a)	18,135	196,946
NorthWestern Corp.	23,560	631,644
Unisource Energy Corp.	1,110	34,898
Westar Energy, Inc.	28,418	633,721
		2,414,937

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 1.4%
China Sunergy Co. Ltd. (a)	25,910	$103,899
Encore Wire Corp.	7,321	152,277
EnerSys (a)	14,736	363,390
Generac Holdings, Inc. (a)	34,760	486,987
Greatbatch, Inc. (a)	24,879	527,186
Harbin Electric, Inc. (a)	12,540	270,739
Hubbell, Inc. Class B	6,020	303,589
Powell Industries, Inc. (a)	8,208	267,006
		2,475,073
Electronics – 1.5%
AVX Corp.	6,100	86,620
Benchmark Electronics, Inc. (a)	19,786	410,362
Celestica, Inc. (a)	11,120	121,541
Checkpoint Systems, Inc. (a)	3,800	84,056
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	7,286	53,479
Cogent, Inc. (a)	9,490	96,798
Imax Corp. (a)	27,950	502,820
Jinpan International Ltd.	5,220	108,576
Multi-Fineline Electronix, Inc. (a)	11,903	306,621
Sanmina-SCI Corp. (a)	2,510	41,415
Spectrum Control, Inc. (a)	5,530	64,646
Thomas & Betts Corp. (a)	9,845	386,318
TTM Technologies, Inc. (a)	19,201	170,505
Vishay Intertechnology, Inc. (a)	8,520	87,160
Watts Water Technologies, Inc. Class A	4,100	127,346
		2,648,263
Energy — Alternate Sources – 0.1%
China Integrated Energy, Inc. (a)	5,950	62,356
GT Solar International, Inc. (a)	28,325	148,140
		210,496
Engineering & Construction – 1.2%
Dycom Industries, Inc. (a)	22,649	198,632
Emcor Group, Inc. (a)	14,229	350,460
Layne Christensen Co. (a)	1,410	37,661
Michael Baker Corp. (a)	5,138	177,158
Sterling Construction Co., Inc. (a)	5,000	78,600
Tutor Perini Corp. (a)	51,942	1,129,739
VSE Corp.	1,580	65,033
		2,037,283
Entertainment – 1.1%
Bally Technologies, Inc. (a)	42,595	1,726,801
International Speedway Corp. Class A	1,670	43,036
National CineMedia, Inc.	3,780	65,243
Speedway Motorsports, Inc.	6,246	97,500
		1,932,580
Environmental Controls – 0.6%
Darling International, Inc. (a)	23,959	214,673
Waste Connections, Inc. (a)	24,137	819,692
		1,034,365
Foods – 1.7%
American Italian Pasta Co. Class A (a)	5,286	205,467
Cal-Maine Foods, Inc.	4,138	140,237
Del Monte Foods Co.	6,100	89,060
Flowers Foods, Inc.	38,820	960,407
Fresh Del Monte Produce, Inc. (a)	3,870	78,367
J&J Snack Foods Corp.	1,515	65,857
Lancaster Colony Corp.	3,157	186,137
M&F Worldwide Corp. (a)	2,782	85,129
Nash Finch Co.	1,841	61,950
Overhill Farms, Inc. (a)	7,100	41,393
Sanderson Farms, Inc.	1,810	97,034
TreeHouse Foods, Inc. (a)	21,800	956,366
		2,967,404
Forest Products & Paper – 0.6%
Boise, Inc. (a)	18,360	112,547
Buckeye Technologies, Inc. (a)	17,630	230,601
Clearwater Paper Corp. (a)	2,980	146,765
Domtar Corp. (a)	1,520	97,903
Glatfelter	6,100	88,389
KapStone Paper and Packaging Corp. (a)	11,060	131,282
Rock-Tenn Co. Class A	5,386	245,440
		1,052,927
Gas – 0.7%
AGL Resources, Inc.	6,052	233,910
Atmos Energy Corp.	9,059	258,816
Chesapeake Utilities Corp.	921	27,446
The Laclede Group, Inc.	3,740	126,113
Nicor, Inc.	4,220	176,902
Southwest Gas Corp.	9,820	293,814
		1,117,001
Hand & Machine Tools – 0.5%
Lincoln Electric Holdings, Inc.	2,349	127,621
Regal-Beloit Corp.	12,756	757,834
		885,455
Health Care — Products – 3.5%
American Medical Systems Holdings, Inc. (a)	8,657	160,847
Atrion Corp.	726	103,847
Bruker Corp. (a)	15,796	231,411
Dexcom, Inc. (a)	22,090	214,936
Hill-Rom Holdings, Inc.	5,652	153,791
Invacare Corp.	11,255	298,708
Kensey Nash Corp. (a)	5,348	126,159
Kinetic Concepts, Inc. (a)	7,546	360,774
Masimo Corp.	12,945	343,690
Merit Medical Systems, Inc. (a)	20,392	310,978
Natus Medical, Inc. (a)	23,582	375,190
NuVasive, Inc. (a)	17,283	781,192
Orthofix International NV (a)	15,272	555,595
PSS World Medical, Inc. (a)	277	6,512
Quidel Corp. (a)	9,700	141,038
Steris Corp.	7,850	264,231
Symmetry Medical, Inc. (a)	17,220	172,889
Thoratec Corp. (a)	19,100	638,895
Utah Medical Products, Inc.	1,570	44,164
Volcano Corp. (a)	28,062	677,978

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Young Innovations, Inc.	1,670	$47,027
		6,009,852
Health Care — Services – 5.0%
Allied Healthcare International, Inc. (a)	15,240	41,453
Amedisys, Inc. (a)	6,137	338,885
America Service Group, Inc.	6,531	105,084
American Dental Partners, Inc. (a)	3,130	40,847
AMERIGROUP Corp. (a)	3,420	113,681
AmSurg Corp. (a)	15,981	345,030
Centene Corp. (a)	17,455	419,618
Community Health Systems, Inc. (a)	4,230	156,214
Continucare Corp. (a)	14,600	54,020
The Ensign Group, Inc.	2,782	48,212
Genoptix, Inc. (a)	24,355	864,359
Gentiva Health Services, Inc. (a)	9,639	272,591
Health Management Associates, Inc. Class A (a)	151,115	1,299,589
HEALTHSOUTH Corp. (a)	9,971	186,458
Healthways, Inc. (a)	6,913	111,092
ICON PLC Sponsored ADR (Ireland) (a)	7,820	206,448
Kindred Healthcare, Inc. (a)	4,720	85,196
LHC Group, Inc. (a)	10,325	346,197
LifePoint Hospitals, Inc. (a)	3,568	131,231
Lincare Holdings, Inc. (a)	9,843	441,754
Magellan Health Services, Inc. (a)	7,939	345,188
MDS, Inc. (a)	11,250	91,238
MEDNAX, Inc. (a)	18,249	1,061,909
Metropolitan Health Networks, Inc. (a)	20,860	67,378
Molina Healthcare, Inc. (a)	12,285	309,213
Nighthawk Radiology Holdings, Inc. (a)	15,445	49,115
NovaMed, Inc. (a)	10,230	34,782
Odyssey Healthcare, Inc. (a)	18,174	329,131
Res-Care, Inc. (a)	7,780	93,282
Sun Healthcare Group, Inc. (a)	24,163	230,515
Triple-S Management Corp. Class B (a)	9,642	171,145
U.S. Physical Therapy, Inc. (a)	6,221	108,245
Universal Health Services, Inc. Class B	1,666	58,460
Virtual Radiologic Corp. (a)	3,340	36,740
		8,594,300
Holding Company — Diversified – 0.0%
Primoris Services Corp.	5,950	46,053
Home Furnishing – 0.2%
La-Z-Boy, Inc. (a)	10,010	125,525
Tempur-Pedic International, Inc. (a)	5,615	169,349
		294,874
Household Products – 0.6%
American Greetings Corp. Class A	6,060	126,290
Blyth, Inc.	5,882	183,812
Central Garden & Pet Co. Class A (a)	24,404	223,541
CSS Industries, Inc.	2,190	44,019
Ennis, Inc.	5,673	92,300
Helen of Troy Ltd. (a)	3,870	100,852
Kid Brands, Inc. (a)	7,820	67,643
Prestige Brands Holdings, Inc. (a)	22,680	204,120
		1,042,577
Housewares – 0.4%
National Presto Industries, Inc.	2,697	320,700
The Toro Co.	6,718	330,324
		651,024
Insurance – 4.9%
Allied World Assurance Co. Holdings Ltd.	5,410	242,638
American Equity Investment Life Holding Co.	11,350	120,877
American Physicians Capital, Inc.	5,906	188,697
American Physicians Service Group, Inc.	1,670	41,750
American Safety Insurance Holdings Ltd. (a)	2,920	48,443
AMERISAFE, Inc. (a)	14,364	235,139
Amtrust Financial Services, Inc.	16,933	236,215
Argo Group International Holdings Ltd.	6,612	215,485
Aspen Insurance Holdings Ltd.	12,096	348,849
CNA Surety Corp. (a)	10,229	181,974
Conseco, Inc. (a)	47,354	294,542
EMC Insurance Group, Inc.	2,080	46,842
Employers Holdings, Inc.	10,720	159,192
Endurance Specialty Holdings Ltd.	8,539	317,224
Enstar Group Ltd. (a)	2,587	178,917
FBL Financial Group, Inc. Class A	6,980	170,870
First Mercury Financial Corp.	9,413	122,651
Flagstone Reinsurance Holdings Ltd.	15,650	179,349
FPIC Insurance Group, Inc. (a)	4,956	134,357
Greenlight Capital Re, Ltd. Class A (a)	8,040	214,507
Hanover Insurance Group, Inc.	28,385	1,237,870
Harleysville Group, Inc.	3,730	125,925
Horace Mann Educators Corp.	1,000	15,060
Infinity Property & Casualty Corp.	6,113	277,775
Life Partners Holdings, Inc.	9,021	199,996
Max Capital Group Ltd.	3,720	85,523
Mercer Insurance Group, Inc.	2,510	45,180
Mercury General Corp.	3,000	131,160
Montpelier Re Holdings Ltd.	15,130	254,335
National Interstate Corp.	1,336	27,668
National Western Life Insurance Co. Class A	459	84,617
OneBeacon Insurance Group Ltd. Class A	6,880	118,680
Platinum Underwriters Holdings Ltd.	9,069	336,278

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PMA Capital Corp. Class A (a)	10,257	$62,978
ProAssurance Corp. (a)	6,660	389,876
Safety Insurance Group, Inc.	7,449	280,604
SeaBright Insurance Holdings, Inc.	3,760	41,398
StanCorp Financial Group, Inc.	6,781	322,979
Unitrin, Inc.	12,060	338,283
Validus Holdings Ltd.	11,322	311,695
		8,366,398
Internet – 4.1%
Blue Coat Systems, Inc. (a)	78,370	2,432,605
EarthLink, Inc.	33,933	289,788
eResearch Technology, Inc. (a)	26,651	184,158
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands) (a)	14,235	108,186
j2 Global Communications, Inc. (a)	45,832	1,072,469
NutriSystem, Inc.	4,895	87,180
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	5,613	210,207
Perficient, Inc. (a)	5,157	58,119
S1 Corp. (a)	24,005	141,630
Saba Software, Inc. (a)	11,160	55,242
Sohu.com, Inc. (a)	2,029	110,783
SonicWALL, Inc. (a)	18,554	161,234
TIBCO Software, Inc. (a)	142,920	1,542,107
United Online, Inc.	25,437	190,269
ValueClick, Inc. (a)	26,559	269,308
Web.com Group Inc. (a)	3,534	19,260
Websense, Inc. (a)	8,117	184,824
		7,117,369
Investment Companies – 1.4%
American Capital Ltd. (a)	23,600	119,888
Apollo Investment Corp.	17,680	225,066
Ares Capital Corp.	56,325	835,863
BlackRock Kelso Capital Corp.	15,190	151,292
Fifth Street Finance Corp.	15,130	175,659
Gladstone Capital Corp.	13,652	161,094
Gladstone Investment Corp.	9,180	54,896
Hercules Technology Growth Capital, Inc.	20,569	217,826
MCG Capital Corp. (a)	21,471	111,864
NGP Capital Resources Co.	6,060	51,631
PennantPark Investment Corp.	13,530	140,171
TICC Capital Corp.	10,750	70,843
Triangle Capital Corp.	3,650	51,246
		2,367,339
Iron & Steel – 0.0%
Mesabi Trust	2,970	72,646
Leisure Time – 0.1%
Ambassadors Group, Inc.	6,202	68,532
Polaris Industries, Inc.	3,383	173,074
		241,606
Lodging – 0.8%
Ameristar Casinos, Inc.	73,407	1,337,476
Machinery — Diversified – 1.7%
Altra Holdings, Inc. (a)	6,687	91,812
Chart Industries, Inc. (a)	13,360	267,200
DXP Enterprises, Inc. (a)	3,385	43,226
Gardner Denver, Inc.	22,397	986,364
Graco, Inc.	21,865	699,680
Wabtec Corp.	21,155	891,049
		2,979,331
Manufacturing – 2.0%
A.O. Smith Corp.	4,120	216,588
American Railcar Industries, Inc.	4,070	49,491
Ameron International Corp.	2,981	187,475
AZZ, Inc.	6,393	216,403
Carlisle Cos., Inc.	8,850	337,185
Ceradyne, Inc. (a)	12,375	280,789
Colfax Corp. (a)	21,909	257,869
EnPro Industries, Inc. (a)	18,988	552,171
FreightCar America, Inc.	14,133	341,453
GP Strategies Corp. (a)	5,950	49,742
Harsco Corp.	3,257	104,029
Koppers Holdings, Inc.	889	25,177
LSB Industries, Inc. (a)	8,943	136,291
Myers Industries, Inc.	11,242	117,816
Smith & Wesson Holding Corp. (a)	7,444	28,138
Sturm, Ruger & Co., Inc.	24,420	292,796
Tredegar Corp.	15,683	267,866
		3,461,279
Media – 1.3%
Courier Corp.	594	9,807
Entercom Communications Corp. Class A (a)	5,210	61,947
FactSet Research Systems, Inc.	17,470	1,281,774
Gannett Co., Inc.	5,256	86,829
John Wiley & Sons, Inc. Class A	4,716	204,109
Journal Communications, Inc. Class A (a)	10,110	42,462
Lee Enterprises, Inc. (a)	26,500	89,835
Mediacom Communications Corp. (a)	6,721	39,990
Scholastic Corp.	7,632	213,696
Sinclair Broadcast Group, Inc. Class A (a)	27,476	139,578
Value Line, Inc.	1,470	33,942
		2,203,969
Metal Fabricate & Hardware – 0.3%
Ampco-Pittsburgh Corp.	4,638	115,115
North American Galvanizing & Coating, Inc. (a)	9,354	52,008
The Timken Co.	6,970	209,170
Worthington Industries, Inc.	5,730	99,072
		475,365
Mining – 0.9%
Century Aluminum Co. (a)	27,532	378,841
Compass Minerals International, Inc.	15,079	1,209,788
Redcorp Ventures Ltd. (b)	68,300	336
		1,588,965
Oil & Gas – 1.6%
Bill Barrett Corp. (a)	3,000	92,130

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China North East Petroleum Holdings Ltd. (a)	14,460	$127,827
CVR Energy, Inc. (a)	22,700	198,625
Dominion Resources Black Warrior Trust	3,020	41,585
Gulfport Energy Corp. (a)	11,060	124,314
Holly Corp.	66,416	1,853,671
Pengrowth Energy Trust	7,474	87,147
PrimeEnergy Corp. (a)	1,160	31,239
Provident Energy Trust	7,820	60,292
Rowan Cos., Inc. (a)	5,310	154,574
Stone Energy Corp. (a)	2,820	50,055
		2,821,459
Oil & Gas Services – 1.5%
Acergy SA Sponsored ADR (Luxembourg)	25,351	465,444
Bolt Technology Corp. (a)	4,066	45,986
Cal Dive International, Inc. (a)	22,015	161,370
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	8,210	232,507
Complete Production Services, Inc. (a)	12,830	148,187
Dawson Geophysical Co. (a)	3,572	104,445
Matrix Service Co. (a)	9,769	105,114
Oil States International, Inc. (a)	9,719	440,660
SEACOR Holdings, Inc. (a)	2,166	174,710
T-3 Energy Services, Inc. (a)	6,462	158,707
TETRA Technologies, Inc. (a)	7,300	89,206
TGC Industries, Inc. (a)	9,490	38,340
Tidewater, Inc.	5,698	269,344
Willbros Group, Inc. (a)	11,419	137,142
		2,571,162
Packaging & Containers – 0.8%
Bway Holding Co. (a)	7,850	157,785
Packaging Corp. of America	48,792	1,200,771
		1,358,556
Pharmaceuticals – 3.8%
Biovail Corp.	12,020	201,575
China Sky One Medical, Inc. (a)	2,800	43,988
Cubist Pharmaceuticals, Inc. (a)	12,609	284,207
Endo Pharmaceuticals Holdings, Inc. (a)	6,856	162,419
Herbalife Ltd.	9,661	445,565
Hi-Tech Pharmacal Co., Inc. (a)	3,820	84,575
King Pharmaceuticals, Inc. (a)	17,629	207,317
KV Pharmaceutical Co. Class A (a)	20,860	36,713
Medicis Pharmaceutical Corp. Class A	4,999	125,775
Par Pharmaceutical Cos., Inc. (a)	3,540	87,792
Perrigo Co.	10,457	614,035
PharMerica Corp. (a)	11,496	209,457
Questcor Pharmaceuticals, Inc. (a)	41,729	343,430
Salix Pharmaceuticals Ltd. (a)	28,060	1,045,235
Savient Pharmaceuticals, Inc. (a)	71,318	1,030,545
Sirona Dental Systems, Inc. (a)	2,059	78,304
SXC Health Solutions Corp. (a)	17,290	1,163,271
Valeant Pharmaceuticals International (a)	6,459	277,156
VCA Antech, Inc. (a)	3,678	103,094
		6,544,453
Pipelines – 0.8%
MarkWest Energy Partners, LP	43,092	1,320,770
Real Estate – 0.6%
Forestar Real Esate Group, Inc. (a)	14,049	265,245
Starwood Property Trust, Inc.	27,953	539,493
W.P. Carey & Co. LLC	4,445	130,594
		935,332
Real Estate Investment Trusts (REITS) – 4.7%
Agree Realty Corp.	3,387	77,427
Associated Estates Realty Corp.	4,690	64,675
Brandywine Realty Trust	7,230	88,278
CapitalSource, Inc.	60,538	338,407
CBL & Associates Properties, Inc.	13,090	179,333
Digital Realty Trust, Inc.	22,701	1,230,394
Equity Lifestyle Properties, Inc.	2,900	156,252
Extra Space Storage, Inc.	7,230	91,676
Hatteras Financial Corp.	29,423	758,231
Home Properties, Inc.	5,139	240,505
Hospitality Properties Trust	8,010	191,840
Invesco Mortgage Capital, Inc.	3,720	85,560
Kilroy Realty Corp.	2,100	64,764
LaSalle Hotel Properties	29,600	689,680
Liberty Property Trust	1,346	45,683
LTC Properties, Inc.	14,284	386,525
Mack-Cali Realty Corp.	6,627	233,602
Mid-America Apartment Communities, Inc.	29,183	1,511,388
Monmouth Real Estate Investment Corp. Class A	6,260	52,647
National Health Investors, Inc.	5,215	202,133
Parkway Properties, Inc.	3,920	73,618
Pennsylvania Real Estate Investment Trust	10,100	125,947
Tanger Factory Outlet Centers, Inc.	18,703	807,221
Taubman Centers, Inc.	3,200	127,744
Walter Investment Management Corp.	15,740	251,840
		8,075,370
Retail – 9.0%
Aeropostale, Inc. (a)	12,532	361,298
AFC Enterprises, Inc (a)	6,446	69,166
Big 5 Sporting Goods Corp.	2,063	31,399
Big Lots, Inc. (a)	9,031	328,909
Bob Evans Farms, Inc.	1,400	43,274
Books-A-Million, Inc.	4,490	32,508
Brinker International, Inc.	6,410	123,585
The Buckle, Inc.	1,210	44,480
Cabela's, Inc. (a)	17,410	304,501
Carrols Restaurant Group, Inc. (a)	5,950	40,460
Cash America International, Inc.	10,879	429,503
The Cato Corp. Class A	16,383	351,251

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CEC Entertainment, Inc. (a)	10,240	$390,042
The Cheesecake Factory, Inc. (a)	4,667	126,289
The Children's Place Retail Store, Inc. (a)	27,800	1,238,490
Chipotle Mexican Grill, Inc. (a)	3,750	422,512
Dress Barn, Inc. (a)	12,697	332,154
DSW Inc. Class A (a)	3,210	81,951
EZCORP, Inc. Class A (a)	18,748	386,209
The Finish Line, Inc. Class A	15,155	247,330
First Cash Financial Services, Inc. (a)	14,964	322,773
Group 1 Automotive, Inc. (a)	4,750	151,335
The Gymboree Corp. (a)	6,967	359,706
HSN, Inc. (a)	4,692	138,132
Inergy LP	20,200	763,560
Insight Enterprises, Inc. (a)	17,231	247,437
Jack in the Box, Inc. (a)	50,459	1,188,309
Jo-Ann Stores, Inc. (a)	6,990	293,440
Jos. A. Bank Clothiers, Inc. (a)	3,178	173,678
Kirkland's, Inc. (a)	23,110	485,310
Men's Wearhouse, Inc.	6,260	149,864
P.F. Chang's China Bistro, Inc. (a)	4,920	217,120
Papa John's International, Inc. (a)	11,263	289,572
PC Connection, Inc. (a)	871	5,400
PC Mall, Inc. (a)	6,470	32,738
Phillips-Van Heusen Corp.	25,701	1,474,209
RadioShack Corp.	14,394	325,736
Saks, Inc. (a)	72,430	622,898
School Specialty, Inc. (a)	16,728	379,893
Signet Jewelers Ltd. (a)	4,989	161,344
Sport Supply Group, Inc.	4,490	60,346
Stage Stores, Inc.	25,608	394,107
Tractor Supply Co.	27,407	1,590,976
Tuesday Morning Corp. (a)	12,100	79,739
World Fuel Services Corp.	8,648	230,383
		15,523,316
Savings & Loans – 0.5%
First Defiance Financial Corp.	5,606	56,733
First Niagara Financial Group, Inc.	36,580	520,168
Flagstar Bancorp, Inc. (a)	327,960	196,776
United Financial Bancorp, Inc.	6,879	96,168
		869,845
Semiconductors – 3.2%
Amkor Technology, Inc. (a)	6,360	44,965
Cabot Microelectronics Corp. (a)	2,300	87,009
Fairchild Semiconductor International, Inc. (a)	8,400	89,460
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	37,289	116,715
Integrated Silicon Solution, Inc. (a)	2,900	30,595
Lattice Semiconductor Corp. (a)	24,000	88,080
Mellanox Technologies Ltd. (a)	3,702	87,256
Micrel, Inc.	18,198	193,991
Netlogic Microsystems, Inc. (a)	35,780	1,053,005
QLogic Corp. (a)	19,011	385,923
Semtech Corp. (a)	55,943	975,087
Sigma Designs, Inc. (a)	10,582	124,127
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	7,068	31,594
Skyworks Solutions, Inc. (a)	60,764	947,918
Tessera Technologies, Inc. (a)	7,636	154,858
Varian Semiconductor Equipment Associates, Inc. (a)	30,158	998,833
		5,409,416
Software – 4.5%
Actuate Corp. (a)	23,485	131,281
Acxiom Corp. (a)	17,184	308,281
American Reprographics Co. (a)	25,986	233,094
Blackboard, Inc. (a)	26,354	1,097,908
Broadridge Financial Solutions, Inc.	16,367	349,926
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	1,360	41,888
Compuware Corp. (a)	33,076	277,838
Concur Technologies, Inc. (a)	13,353	547,607
CSG Systems International, Inc. (a)	14,929	312,912
DivX, Inc. (a)	3,871	27,716
Double-Take Software, Inc. (a)	5,999	53,451
Fair Isaac Corp.	16,128	408,684
Ituran Location and Control Ltd.	3,450	54,924
JDA Software Group, Inc. (a)	2,384	66,323
MedAssets, Inc. (a)	26,038	546,798
MicroStrategy, Inc. Class A (a)	4,038	343,513
Monotype Imaging Holdings, Inc. (a)	5,530	53,807
MSCI, Inc. Class A (a)	43,716	1,578,148
Patni Computer Systems Ltd. Sponsored ADR (India)	9,872	234,756
Pervasive Software, Inc. (a)	8,040	40,682
Quest Software, Inc. (a)	17,402	309,582
Satyam Computer Services Ltd. ADR (India) (a)	34,046	177,720
SkillSoft PLC Sponsored ADR (Ireland) (a)	8,500	87,720
Sybase, Inc. (a)	4,687	218,508
SYNNEX Corp. (a)	10,549	311,828
		7,814,895
Telecommunications – 3.9%
Anixter International, Inc. (a)	3,910	183,184
Arris Group, Inc. (a)	105,654	1,268,905
Atheros Communications, Inc. (a)	27,152	1,051,054
Atlantic Tele-Network, Inc.	931	41,830
Black Box Corp.	5,969	183,606
Cincinnati Bell, Inc. (a)	103,294	352,233

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comtech Telecommunications (a)	33,760	$1,079,982
HickoryTech Corp.	5,210	46,004
InterDigital, Inc. (a)	5,640	157,130
NeuStar, Inc. Class A (a)	50,177	1,264,460
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	2,920	58,400
Oplink Communications, Inc. (a)	3,692	68,450
Plantronics, Inc.	10,093	315,709
Polycom, Inc. (a)	7,370	225,375
Sierra Wireless, Inc. (a)	17,280	145,670
USA Mobility, Inc. (a)	16,656	211,032
		6,653,024
Textiles – 0.2%
G&K Services, Inc. Class A	5,524	142,961
UniFirst Corp.	3,158	162,637
		305,598
Transportation – 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	3,230	171,352
Diana Shipping, Inc. (a)	10,562	159,697
Genesee & Wyoming, Inc. Class A (a)	12,460	425,135
Gulfmark Offshore, Inc. Class A (a)	5,741	152,424
Hub Group, Inc. Class A (a)	49,274	1,378,687
Old Dominion Freight Line, Inc. (a)	45,535	1,520,414
Safe Bulkers, Inc.	16,250	127,075
Ship Finance International Ltd.	3,340	59,318
Teekay Tankers Ltd. Class A	13,778	173,189
		4,167,291
Trucking & Leasing – 0.1%
Aircastle Ltd.	5,108	48,373
TAL International Group, Inc.	5,800	115,884
		164,257
Water – 0.4%
Aqua America, Inc.	38,567	677,622
TOTAL COMMON STOCK (Cost $136,307,823)		172,299,877
TOTAL EQUITIES (Cost $136,307,823)		172,299,877
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (b)	400	4
TOTAL RIGHTS (Cost $0)		4
TOTAL LONG-TERM INVESTMENTS (Cost $136,307,823)		172,299,881
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (c)	$2,048,088	2,048,088
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	4,146	4,146
TOTAL SHORT-TERM INVESTMENTS (Cost $2,052,234)		2,052,234
TOTAL INVESTMENTS – 101.3% (Cost $138,360,057) (d)		174,352,115
Other Assets/ (Liabilities) – (1.3)%		(2,199,913)
NET ASSETS – 100.0%		$172,152,202

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,048,088. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,092,763.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 98.6%
Apparel – 2.1%
Far Eastern New Century Corp.	205,020	$225,112
XTEP International Holdings	273,000	215,656
		440,768
Automotive & Parts – 3.5%
Hero Honda Motors Ltd.	6,420	278,783
Hyundai Mobis	3,454	457,543
		736,326
Banks – 23.4%
Bank Mandari Tbk PT	612,500	360,340
Bank Rakyat Indonesia	509,000	461,774
China Construction Bank Corp. Class H	800,000	652,852
Commercial International Bank	32,821	387,458
Credicorp Ltd.	3,700	326,266
ICICI Bank Ltd. Sponsored ADR (India)	8,600	367,220
Industrial & Commercial Bank of China	883,000	672,911
KB Financial Group, Inc.	7,520	362,514
Sberbank	168,058	491,823
Turkiye Garanti Bankasi AS	91,237	427,440
Turkiye Halk Bankasi AS	56,921	412,985
		4,923,583
Building Materials – 1.6%
Asia Cement Corp.	352,570	343,955
Chemicals – 1.3%
Taiwan Fertilizer Co. Ltd.	88,000	281,050
Computers – 2.5%
Compal Electronics, Inc.	144,000	188,278
Tata Consultancy Services Ltd.	19,166	332,418
		520,696
Diversified Financial – 2.6%
Hong Kong Exchanges and Clearing Ltd.	11,000	183,250
Redecard SA	4,000	73,847
Yuanta Financial Holding Co. Ltd.	477,000	285,899
		542,996
Electronics – 1.4%
Hon Hai Precision Industry Co. Ltd.	69,000	298,494
Foods – 2.4%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia)	12,924	289,756
X5 Retail Group NV GDR (Netherlands) (a)	6,061	211,006
		500,762
Forest Products & Paper – 1.0%
Nine Dragons Paper Holdings Ltd.	122,000	202,378
Health Care — Products – 1.3%
Hengan International Group Co. Ltd.	36,000	267,851
Health Care — Services – 1.0%
Diagnosticos da America SA	23,600	206,593
Holding Company — Diversified – 1.0%
Koc Holding AS (a)	64,684	221,477
Household Products – 1.5%
Hypermarcas SA (a)	25,088	306,200
Insurance – 1.7%
China Life Insurance Co. Ltd. Sponsored ADR (China)	4,989	359,408
Internet – 3.7%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	7,900	309,680
NHN Corp. (a)	1,682	267,680
Tencent Holdings Ltd.	10,100	202,021
		779,381
Iron & Steel – 2.4%
POSCO	594	277,832
Ternium SA Sponsored ADR (Luxembourg) (a)	5,800	237,974
		515,806
Media – 3.3%
Naspers Ltd.	16,314	703,443
Mining – 9.2%
Antofagasta PLC	18,890	298,686
Cia de Minas Buenaventura SA, Series B Sponsored ADR (Peru)	1,711	52,990
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	5,000	384,150
Vale SA Sponsored ADR (Brazil)	43,167	1,198,316
		1,934,142
Oil & Gas – 10.1%
CNOOC Ltd.	235,000	386,638
Lukoil OAO Sponsored ADR (Russia)	4,764	270,596
PetroChina Co. Ltd. Class H	330,000	386,878
Petroleo Brasileiro SA Sponsored ADR (Brazil)	18,507	732,692
Rosneft Oil Co. GDR (Russia)	44,250	350,903
		2,127,707
Real Estate – 2.4%
China Resources Land Ltd.	143,600	309,610
PDG Realty SA Empreendimentos e Participacoes	8,600	71,472
Yanlord Land Group Ltd.	101,000	134,677
		515,759
Retail – 2.9%
Astra International Tbk PT	63,500	292,525
Parkson Retail Group Ltd.	188,500	323,435
		615,960
Semiconductors – 8.1%
Hynix Semiconductor, Inc. (a)	11,250	265,150
Samsung Electronics Co., Ltd.	1,609	1,163,752

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	26,561	$278,625
		1,707,527
Software – 1.1%
HCL Technologies Ltd.	28,814	232,072
Telecommunications – 7.1%
America Movil SAB de C.V. Sponsored ADR (Mexico)	9,496	478,028
Mobile TeleSystems Sponsored ADR (Russia)	6,234	345,987
Telekomunikasi Indonesia Tbk PT	326,000	290,067
Vimpel-Communications Sponsored ADR (Russia)	21,219	390,642
		1,504,724
TOTAL COMMON STOCK (Cost $16,480,588)		20,789,058
PREFERRED STOCK – 0.4%
Iron & Steel – 0.4%
Usinas Siderurgicas de Minas Gerais SA Class A	2,200	75,208
TOTAL PREFERRED STOCK (Cost $57,354)		75,208
TOTAL EQUITIES (Cost $16,537,942)		20,864,266
TOTAL LONG-TERM INVESTMENTS (Cost $16,537,942)		20,864,266
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.010%, due 4/01/10 (b)	$91,605	91,605
TOTAL SHORT-TERM INVESTMENTS (Cost $91,605)		91,605
TOTAL INVESTMENTS – 99.4% (Cost $16,629,547) (c)		20,955,871
Other Assets/ (Liabilities) – 0.6%		127,820
NET ASSETS – 100.0%		$21,083,691

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $91,605. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 8/15/39, and an aggregate market value, including accrued interest, of $93,878.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.0%
COMMON STOCK – 100.0%
Airlines – 0.5%
Air China Ltd. Class H (a)	102,000	$105,087
Apparel – 2.9%
China Dongxiang Group Co.	425,000	304,113
Li Ning Co. Ltd.	73,000	264,011
		568,124
Auto Manufacturers – 2.1%
Dongfeng Motor Group Co. Ltd.	190,000	307,256
Great Wall Motor Co. Ltd. Class H	47,000	98,686
		405,942
Banks – 19.2%
Bank of China Ltd. Class H	1,854,000	983,817
China CITIC Bank Class H	623,000	468,369
China Construction Bank Corp. Class H	1,911,000	1,559,501
China Merchants Bank Co. Ltd.	111,248	300,287
Industrial & Commercial Bank of China	519,000	395,516
		3,707,490
Building Materials – 1.1%
China National Building Material Co. Ltd. Class H	106,000	204,509
Coal – 5.8%
China Shenhua Energy Co. Ltd. Class H	192,000	823,566
Fushan International Energy Group Ltd.	106,000	80,322
Yanzhou Coal Mining Co. Ltd. Class H	90,000	215,986
		1,119,874
Computers – 2.6%
Lenovo Group Ltd.	728,000	500,136
Electrical Components & Equipment – 3.8%
China High Speed Transmission Equipment Group Co. Ltd.	122,000	269,090
Zhuzhou CSR Times Electric Co. Ltd. Class H	242,000	456,781
		725,871
Energy — Alternate Sources – 0.9%
China Longyuan Power Group Corp. Class H (a)	147,000	173,545
Environmental Controls – 1.6%
China Metal Recycling Holdings Ltd. (a)	339,600	309,765
Foods – 1.4%
China Mengniu Dairy Co. Ltd. (a)	88,000	273,561
Holding Company — Diversified – 1.2%
China Merchants Holdings International Co. Ltd.	64,000	233,472
Insurance – 11.9%
China Life Insurance Co. Ltd.	283,000	1,359,429
China Pacific Insurance Group Co. Ltd. Class H (a)	88,570	392,636
China Taiping Insurance Holdings Co. Ltd. (a)	99,600	347,896
Ping An Insurance Group Co. of China Ltd.	24,000	205,830
		2,305,791
Internet – 6.5%
Alibaba.com Ltd.	89,500	178,675
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	5,800	227,360
Tencent Holdings Ltd.	42,500	850,088
		1,256,123
Iron & Steel – 1.1%
Angang Steel Co. Ltd.	54,000	98,564
Maanshan Iron & Steel Co. Ltd. Class H (a)	196,000	112,786
		211,350
Machinery — Construction & Mining – 2.8%
China National Materials Co. Ltd.	355,000	235,933
Sany Heavy Equipment International Holdings Co. Ltd. (a)	278,000	310,892
		546,825
Machinery — Diversified – 1.6%
China High Precision Automation Group Ltd. (a)	462,000	304,720
Media – 0.5%
Phoenix Satellite Television Holdings Ltd.	398,000	100,363
Mining – 0.5%
Aluminum Corp. of China Ltd. Class H (a)	92,000	94,901
Office Furnishings – 0.5%
Kaisun Energy Group Ltd. (a)	650,000	95,166
Oil & Gas – 7.3%
CNOOC Ltd.	441,000	725,563
Kunlun Energy Co Ltd	294,000	410,697
PetroChina Co. Ltd. Class H	238,000	279,021
		1,415,281
Packaging & Containers – 1.7%
CPMC Holdings Ltd. (a)	276,000	326,331
Pharmaceuticals – 1.7%
Sinopharm Group Co. (a)	71,600	321,146
Real Estate – 5.4%
China Overseas Land & Investment Ltd.	88,000	198,109
KWG Property Holding Ltd.	279,000	200,597
Longfor Properties Co. Ltd. (a)	203,500	229,288
Poly Hong Kong Investments Ltd.	152,000	193,832

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shun Tak Holdings Ltd.	344,000	$221,421
		1,043,247
Retail – 4.2%
GOME Electrical Appliances Holdings Ltd. (a)	1,333,000	446,793
Parkson Retail Group Ltd.	209,500	359,468
		806,261
Telecommunications – 7.6%
AAC Acoustic Technologies Holdings, Inc.	62,000	103,667
China Mobile Ltd.	45,500	436,889
China Telecom Corp. Ltd. Class H	900,000	443,340
ZTE Corp. Class H	80,800	489,806
		1,473,702
Transportation – 3.6%
China COSCO Holdings Co. Ltd. Class H	145,000	191,353
China Shipping Development Co. Ltd. Class H	116,000	188,815
Orient Overseas International Ltd.	43,000	317,894
		698,062
TOTAL COMMON STOCK (Cost $17,176,903)		19,326,645
TOTAL EQUITIES (Cost $17,176,903)		19,326,645
TOTAL LONG-TERM INVESTMENTS (Cost $17,176,903)		19,326,645
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$87,634	87,634
TOTAL SHORT-TERM INVESTMENTS (Cost $87,634)		87,634
TOTAL INVESTMENTS – 100.5% (Cost $17,264,537) (c)		19,414,279
Other Assets/ (Liabilities) – (0.5)%		(93,523)
NET ASSETS – 100.0%		$19,320,756

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $87,634. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $91,220.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are nine series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Money Market Fund ("Money Market Fund"), MML Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Blend Fund ("Blend Fund"), MML Equity Fund ("Equity Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund"), MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund"), and MML China Fund ("China Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the Strategic Emerging Markets Fund and China Fund, offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares of the Money Market Fund are not currently available. The Strategic Emerging Markets Fund and China Fund offer the following two classes of shares: Class II and Service Class I shares. Class II shares for the Strategic Emerging Markets Fund and China Fund commenced operations on May 1, 2009. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers

Notes to Portfolio of Investments (Unaudited) (Continued)

may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts ("ADRs"), futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker

Notes to Portfolio of Investments (Unaudited) (Continued)

quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Money Market Fund and Inflation-Protected and Income Fund had all investments at Level 2, with corresponding industries as represented in the Portfolio(s) of Investments, as of March 31, 2010.

The Equity Fund and Enhanced Index Core Equity Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolio(s) of Investments, and all short-term investments at Level 2, as of March 31, 2010.

The following is the aggregate value by input level as of March 31, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Managed Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$348,015	$348,015
Total Preferred Stock	-	-	348,015	348,015
Total Equities	-	-	348,015	348,015
Bonds & Notes
Total Corporate Debt	-	429,896,136	-	429,896,136
Total Municipal Obligations	-	4,018,839	-	4,018,839
Non-U.S. Government Agency
Obligations
Automobile ABS	-	9,319,493	-	9,319,493
Commercial MBS	-	50,294,761	-	50,294,761
Home Equity ABS	-	3,123,209	-	3,123,209

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Managed Bond Fund (Continued)
Student Loans ABS	$-	$12,097,026	$1,340,520	$13,437,546
WL Collateral CMO	-	6,599,328	-	6,599,328
WL Collateral PAC	-	75,785	-	75,785
Total Non-U.S. Government
Agency Obligations	-	81,509,602	1,340,520	82,850,122
Total Sovereign Debt
Obligations	-	3,225,372	-	3,225,372
U.S. Government Agency
Obligations and Instrumentalities
Collateralized Mortgage
Obligations	-	667,343	-	667,343
Pass-Through Securities	-	355,503,477	-	355,503,477
Total U.S. Government
Agency Obligations and Instrumentalities	-	356,170,820	-	356,170,820
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	145,163,503	-	145,163,503
Total U.S. Treasury Obligations	-	145,163,503	-	145,163,503
Total Bonds & Notes	-	1,019,984,272	1,340,520	1,021,324,792
Total Long-Term Investments	-	1,019,984,272	1,688,535	1,021,672,807
Total Short-Term Investments	-	43,793,117	-	43,793,117
Total Investments	$-	$1,063,777,389	$1,688,535	$1,065,465,924
Blend Fund
Equities
Common Stock
Basic Materials	$11,856,260	$-	$-	$11,856,260
Communications	42,814,274	-	-	42,814,274
Consumer, Cyclical	34,365,149	-	-	34,365,149
Consumer, Non-cyclical	87,705,249	-	-	87,705,249
Diversified	120,006	-	-	120,006
Energy	40,581,899	-	-	40,581,899
Financial	64,998,945	-	-	64,998,945
Industrial	44,237,188	-	-	44,237,188
Technology	55,518,762	-	-	55,518,762
Utilities	12,509,596	-	-	12,509,596
Total Common Stock	394,707,328	-	-	394,707,328
Total Equities	394,707,328	-	-	394,707,328
Bonds & Notes
Total Corporate Debt	-	91,339,003	-	91,339,003

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Blend Fund (Continued)
Total Municipal Obligations	$-	$956,252	$-	$956,252
Non-U.S. Government Agency Obligations
Automobile ABS	-	689,343	-	689,343
Commercial MBS	-	11,515,101	-	11,515,101
Home Equity ABS	-	270,571	-	270,571
Student Loans ABS	-	2,918,327	877,660	3,795,987
WL Collateral CMO	-	2,536,740	-	2,536,740
WL Collateral PAC	-	63,154	-	63,154
Total Non-U.S. Government Agency Obligations	-	17,993,236	877,660	18,870,896
Total Sovereign Debt Obligations	-	410,490	-	410,490
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	413,085	-	413,085
Pass-Through Securities	-	75,136,793	-	75,136,793
Total U.S. Government Agency Obligations and Instrumentalities	-	75,549,878	-	75,549,878
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	24,585,508	-	24,585,508
Total U.S. Treasury Obligations	-	24,585,508	-	24,585,508
Total Bonds & Notes	-	210,834,367	877,660	211,712,027
Total Long-Term Investments	394,707,328	210,834,367	877,660	606,419,355
Total Short-Term Investments	-	60,747,540	-	60,747,540
Total Investments	$394,707,328	$271,581,907	$877,660	$667,166,895
Small Cap Equity Fund
Equities
Common Stock
Basic Materials	$5,750,858	$-	$336	$5,751,194
Communications	16,398,136	-	-	16,398,136
Consumer, Cyclical	25,098,117	-	-	25,098,117
Consumer, Non-cyclical	38,987,785	-	-	38,987,785
Diversified	46,053	-	-	46,053
Energy	6,694,644	-	-	6,694,644
Financial	30,731,257	-	-	30,731,257
Industrial	26,949,093	-	-	26,949,093
Technology	17,434,038	-	-	17,434,038

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Cap Equity Fund (Continued)
Utilities	$4,209,560	$-	$-	$4,209,560
Total Common Stock	172,299,541	-	336	172,299,877
Total Equities	172,299,541	-	336	172,299,877
Rights
Consumer, Non-cyclical	-	-	4	4
Total Rights	-	-	4	4
Total Long-Term Investments	172,299,541	-	340	172,299,881
Total Short-Term Investments	-	2,052,234	-	2,052,234
Total Investments	$172,299,541	$2,052,234	$340	$174,352,115
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,873,430	$1,059,946	$-	$2,933,376
Communications	1,524,338	1,463,211	-	2,987,549
Consumer, Cyclical	-	1,793,054	-	1,793,054
Consumer, Non-cyclical	289,756	991,650	-	1,281,406
Diversified	-	221,476	-	221,476
Energy	1,083,595	1,044,112	-	2,127,707
Financial	1,052,894	5,288,852	-	6,341,746
Industrial	-	642,449	-	642,449
Technology	278,625	2,181,670	-	2,460,295
Total Common Stock	6,102,638	14,686,420	-	20,789,058
Preferred Stock
Basic Materials	-	75,208	-	75,208
Total Preferred Stock	-	75,208	-	75,208
Total Equities	6,102,638	14,761,628	-	20,864,266
Total Long-Term Investments	6,102,638	14,761,628	-	20,864,266
Total Short-Term Investments	-	91,605	-	91,605
Total Investments	$6,102,638	$14,853,233	$-	$20,955,871
China Fund
Equities
Common Stock
Basic Materials	$-	$306,252	$-	$306,252
Communications	227,360	2,499,161	-	2,726,521
Consumer, Cyclical	-	1,980,580	-	1,980,580
Consumer, Non-cyclical	-	594,707	-	594,707
Diversified	-	233,472	-	233,472
Energy	-	2,708,700	-	2,708,700
Financial	-	7,056,528	-	7,056,528
Industrial	-	3,219,750	-	3,219,750

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
China Fund (Continued)
Technology	$-	$500,135	$-	$500,135
Total Common Stock	227,360	19,099,285	-	19,326,645
Total Equities	227,360	19,099,285	-	19,326,645
Total Long-Term Investments	227,360	19,099,285	-	19,326,645
Total Short-Term Investments	-	87,634	-	87,634
Total Investments	$227,360	$19,186,919	$-	$19,414,279

The following is the aggregate value by input level as of March 31, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Managed Bond Fund
Swap Agreements
Interest Rate Risk	$-	$145,642	$-	$145,642
Credit Risk	-	1,425,780	-	1,425,780
Blend Fund
Swap Agreements
Interest Rate Risk	-	51,266	-	51,266
Credit Risk	-	391,719	-	391,719

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Managed Bond Fund
Swap Agreements
Credit Risk	$-	$(19,727)	$-	$(19,727)
Blend Fund
Futures Contracts
Equity Risk	(64,702)	-	-	(64,702)
Swap Agreements
Credit Risk	-	(10,699)	-	(10,699)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy as of March 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/10
Managed Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$343,134	$-	$-	$4,881	$-	$-	$-	$348,015	$4,881
Bonds & Notes
Non-U.S. Government Agency Obligations
Student Loans ABS	2,132,517	-	(6,125)	114,128	(900,000)	-	-	1,340,520	77,196
	$2,475,651	$-	$(6,125)	$119,009	$(900,000)	$-	$-	$1,688,535	$82,077
Blend Fund
Long-Term Investments
Non-U.S. Government Agency Obligations
Student Loans ABS	$1,352,158	$-	$(3,681)	$74,183	$(545,000)	$-	$-	$877,660	$51,754
Small Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$326	$-	$-	$10	$-	$-	$-	$336	$10
Rights
Consumer, Cyclical	4	-	-	-	-	-	-	4	-
	$330	$-	$-	$10	$-	$-	$-	$340	$10

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at March 31, 2010, as follows:

Type of Derivative and Objective for Use	Managed Bond Fund	Blend Fund	Equity Fund
Futures Contracts*
Hedging/Risk Management		X
Duration/Credit Quality Management		X
Short-term Cash Deployment		X
Substitution for Cash Investment		X
Intention to Create Investment Leverage in Portfolio		X
Interest Rate Swaps**
Hedging/Risk Management	X	X
Duration Management	X	X
Asset/Liability Management	X	X
Substitution for Cash Investment	X	X
Intention to Create Investment Leverage in Portfolio	X	X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Directional Investment	X	X
Intention to Create Investment Leverage in Portfolio	X	X
Options (Purchased)
Hedging/Risk Management			X
Directional Investment			X

*Includes any options on futures contracts, if applicable.

**Includes any caps, floors, and collars, and related options, if applicable.

The Small Cap Equity Fund held rights at March 31, 2010 as a result of corporate actions.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Credit Risk	Equity Risk	Total
Mananged Bond Fund
Asset Derivatives
Swap Agreements	$145,642	$1,425,780	$-	$1,571,422
Liability Derivatives
Swap Agreements	$-	$(19,727)	$-	$(19,727)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$62,500,000	$26,255,000	$-	$88,755,000

Blend Fund
Asset Derivatives
Swap Agreements	$51,266	$391,719	$-	$442,985
Liability Derivatives
Futures Contracts	$-	$-	$(64,702)	$(64,702)
Swap Agreements	-	(10,699)	-	(10,699)
	$-	$(10,699)	$(64,702)	$(75,401)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	365	365
Swap Agreements	$22,000,000	$7,760,000	$-	$29,760,000

Equity Fund
Asset Derivatives
Purchased Options	$-	$-	$39,532	$39,532
Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$123,100	$123,100

Small Cap Equity Fund
Asset Derivatives
Rights	$-	$-	$4	$4
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	400	400

†     Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at March 31, 2010.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2010, are discussed below.

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a

Notes to Portfolio of Investments (Unaudited) (Continued)

financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
SELLS
365	S&P 500 E Mini Index	6/18/10	$21,264,900	$(64,702)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or

Notes to Portfolio of Investments (Unaudited) (Continued)

maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund *
Credit Default Swaps
1,275,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	$(22,936)	$23,612	$676
950,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(13,413)	-	(13,413)
							(36,349)	23,612	(12,737)
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriott International, Inc.	35,102	-	35,102
250,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050%)	Brunswick Corp.	49,476	-	49,476
							84,578	-	84,578
1,275,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	5,978	(12,292)	(6,314)
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(110,035)	295,000	184,965
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(340,932)	969,813	628,881
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(9,660)	273,000	263,340
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	9,590	253,750	263,340
							(445,059)	1,779,271	1,334,212
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
62,500,000	USD	5/05/10	Merrill Lynch International		Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate – 0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate – 0.42)% if positive	$145,642	$-	$145,642
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund **
Credit Default Swaps
400,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	$(7,196)	$7,408	$212
600,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(8,471)	-	(8,471)
							(15,667)	7,408	(8,259)
775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriott International, Inc.	24,181	-	24,181
150,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050%)	Brunswick Corp.	29,686	-	29,686
							53,867	-	53,867
450,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	2,110	(4,338)	(2,228)
925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(34,503)	92,500	57,997
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(106,902)	304,094	197,192

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund ** (continued)
Credit Default Swaps (continued)
365,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	$(839)	$23,725	$22,886
950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	2,169	57,396	59,565
							(137,965)	473,377	335,412
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
22,000,000	USD	5/05/10	Merrill Lynch International		Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate – 0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate – 0.42)% if positive	$51,266	$-	$51,266

*Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $300,058 and $1,420,000, respectively, at March 31, 2010.

**Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $50,010 and $260,000 respectively, at March 31, 2010.

USD U.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had rights and purchased options as shown in the Portfolio(s) of Investments at March 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) had no warrants or written options at March 31, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at March 31, 2010.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar-roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are

Notes to Portfolio of Investments (Unaudited) (Continued)

met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Blend Fund had dollar roll transactions at March 31, 2010, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Inflation-Protected and Income Fund held inflation-indexed bonds at March 31, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian

Notes to Portfolio of Investments (Unaudited) (Continued)

in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at March 31, 2010.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at March 31, 2010:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 01/06/10, 0.190%, to be repurchased on demand until 04/07/10 at value plus accrued interest.	$129,821,850
Agreement with Daiwa Securities, dated 03/04/10, 0.230%, to be repurchased on demand until 06/08/10 at value plus accrued interest.	6,895,000
Agreement with Deutsche Bank, dated 01/26/10, 0.180%, to be repurchased on demand until 04/28/10 at value plus accrued interest.	26,989,000
Agreement with Deutsche Bank, dated 02/02/10, 0.190%, to be repurchased on demand until 05/04/10 at value plus accrued interest.	76,172,000
Agreement with Deutsche Bank, dated 03/09/10, 0.220%, to be repurchased on demand until 05/12/10 at value plus accrued interest.	7,246,000
Agreement with Goldman Sachs & Co., dated 03/25/10, 0.230%, to be repurchased on demand until 05/25/10 at value plus accrued interest.	13,084,000
Agreement with HSBC Finance Corp., dated 01/13/10, 0.170%, to be repurchased on demand until 04/15/10 at value plus accrued interest.	56,566,875
Agreement with HSBC Finance Corp., dated 02/02/10, 0.180%, to be repurchased on demand until 05/04/10 at value plus accrued interest.	3,157,500
Agreement with Morgan Stanley, dated 02/23/10, 0.200%, to be repurchased on demand until 05/25/10 at value plus accrued interest.	10,395,764
Agreement with Morgan Stanley, dated 03/10/10, 0.200%, to be repurchased on demand until 06/10/10 at value plus accrued interest.	50,586,166
$380,914,155
Average balance outstanding	$90,853,787
Average interest rate	0.18%
Maximum balance outstanding	$380,914,155

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the cost, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at March 31, 2010 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Managed Bond Fund	$2,540,276	$1,688,535	0.2%
Blend Fund	1,386,423	877,660	0.1%

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Strategic Emerging Markets Fund and China Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Portfolio of Investments (Unaudited) (Continued)

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Managed Bond Fund, Blend Fund, and Inflation-Protected and Income Fund and annually for the Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund, Strategic Emerging Markets Fund, and China Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund	$820,008,127	$12,830,914	$(1,065,444)	$11,765,470
Managed Bond Fund	1,042,748,387	31,065,993	(8,348,456)	22,717,537
Blend Fund	543,056,621	128,809,639	(4,699,365)	124,110,274
Equity Fund	780,716,896	124,230,950	(8,316,548)	115,914,402
Enhanced Index Core Equity Fund	15,432,701	2,734,969	(242,427)	2,492,542
Small Cap Equity Fund	138,360,057	37,794,929	(1,802,871)	35,992,058
Strategic Emerging Markets Fund	16,629,547	4,576,432	(250,108)	4,326,324
China Fund	17,264,537	2,299,213	(149,471)	2,149,742

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2010, is the same for financial reporting and federal income tax purposes.

4. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/28/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/28/10